    AS FILED  WITH THE  SECURITIES  AND  EXCHANGE COMMISSION ON AUGUST 24, 1999.
                                                         1933 ACT FILE NO. -____
                                                      1940 ACT FILE NO. 811-4443

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933    [X]

                         PRE-EFFECTIVE AMENDMENT NO. ___    [ ]

                        POST-EFFECTIVE AMENDMENT NO. ___    [ ]


                          EATON VANCE INVESTMENT TRUST
                          ----------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MA 02109
          ------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
          THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MA 02109
          ------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                         ------------------------------

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-1121).

                         ------------------------------

Pursuant to Rule 488 under the Securities Act of 1933, it is proposed that this filing will become effective on September 23, 1999.

                          EATON VANCE INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT
                       ----------------------------------

This Registration Statement contains the following pages and documents:

     Front Cover
     Contents Page
     Cross Reference Sheet
     Letter to Shareholders
     Notice of Special Meeting
     Part A -- Prospectus/Proxy Statement
               Proxy Cards
     Part B -- Statement of Additional Information
     Part C -- Other Information
     Signature Page
     Exhibits

                          EATON VANCE INVESTMENT TRUST
                              CROSS-REFERENCE SHEET
            FOR EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

                           ITEMS REQUIRED BY FORM N-14
                           ---------------------------

PART A. INFORMATION REQUIRED IN THE PROSPECTUS

                                                                                        CAPTION IN
ITEM NO.                           ITEM CAPTION                                 PROSPECTUS/PROXY STATEMENT
--------                           ------------                                 --------------------------
1.              Beginning of Registration Statement and Outside      COVER PAGE OF REGISTRATION STATEMENT; FRONT
                Front Cover Page of Prospectus                       COVER PAGE OF PROSPECTUS

2.              Beginning and Outside Back Cover Page of Prospectus  TABLE OF CONTENTS

3.              Fee Table, Synopsis Information, and Risk Factors    SUMMARY; PRINCIPAL RISK FACTORS; FUND EXPENSES

4.              Information About the Transaction                    REASONS FOR THE REORGANIZATIONS; INFORMATION
                                                                     ABOUT THE REORGANIZATIONS; COMPARATIVE
                                                                     INFORMATION ON SHAREHOLDER RIGHTS

5.              Information About the Registrant                     PROSPECTUS COVER PAGE; SUMMARY; COMPARISON OF
                                                                     INVESTMENT OBJECTIVES AND POLICIES; INFORMATION
                                                                     ABOUT THE FUNDS; NATIONAL FUND FINANCIAL
                                                                     HIGHLIGHTS; EXHIBIT B

6.              Information About the Companies Being Acquired       PROSPECTUS COVER PAGE; SUMMARY; COMPARISON OF
                                                                     INVESTMENT OBJECTIVES AND POLICIES; INFORMATION
                                                                     ABOUT THE FUNDS; STATE FUNDS FINANCIAL
                                                                     HIGHLIGHTS

7.              Voting Information                                   SUMMARY; VOTING INFORMATION; DISSENTERS RIGHTS

8.              Interest of Certain Persons and Experts              EXPERTS

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                                                      CAPTION IN
ITEM NO.                          ITEM CAPTION                            STATEMENT OF ADDITIONAL INFORMATION
--------                          ------------                            -----------------------------------
9.               Additional Information Required for Reoffering
                 by Persons Deemed to be Underwriters             NOT APPLICABLE

10.              Cover Page                                       COVER PAGE

11.              Table of Contents                                TABLE OF CONTENTS

12.              Additional Information About the Registrant      STATEMENT OF ADDITIONAL INFORMATION OF EATON VANCE
                                                                  NATIONAL LIMITED MATURITY MUNICIPALS FUND

13.              Additional Information About the Companies       ANNUAL REPORT OF EATON VANCE
                 Being Acquired                                   CONNECTICUT AND MICHIGAN LIMITED MATURITY
                                                                  MUNICIPALS FUNDS

14.              Financial Statements                             FINANCIAL STATEMENTS OF EATON VANCE NATIONAL
                                                                  LIMITED MATURITY MUNICIPALS FUND; FINANCIAL
                                                                  STATEMENTS OF EATON VANCE CONNECTICUT AND MICHIGAN
                                                                  LIMITED MATURITY MUNICIPALS FUNDS; PRO FORMA
                                                                  FINANCIAL STATEMENTS

PART C. OTHER INFORMATION

ITEM NO.                          ITEM CAPTION                                    PART C CAPTION
--------                          ------------                                    --------------
15.              Indemnification                                  INDEMNIFICATION

16.              Exhibits                                         EXHIBITS

17.              Undertakings                                     UNDERTAKINGS

                             EATON VANCE CONNECTICUT
                        LIMITED MATURITY MUNICIPALS FUND
                              EATON VANCE MICHIGAN
                        LIMITED MATURITY MUNICIPALS FUND
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109

--------------------------------------------------------------------------------
                                                              September 23, 1999

Dear Shareholder:

     A Special Meeting of Shareholders of Eaton Vance Connecticut and Michigan Limited Maturity Municipals Funds (the "State Funds"), series of Eaton Vance Investment Trust, is to be held at 1:30 p.m., Eastern Standard Time, on October 29, 1999 at the above location. Enclosed is a Prospectus/Proxy Statement regarding the meeting, a proxy to allow you to vote, and a postage prepaid envelope in which to return your proxy.

     At the Special Meeting, action will be taken to approve or disapprove two separate transactions (the "Reorganizations"), each involving one of the State Funds and Eaton Vance National Limited Maturity Municipals Fund ("National Fund"), also a series of Eaton Vance Investment Trust. A Reorganization will result in the conversion of State Fund shares into corresponding shares of National Fund of equal value. National Fund has an investment objective and policies different from the State Funds and the risks of an investment in National Fund also differ. The enclosed Prospectus/Proxy Statement describes the Reorganizations in detail. Please review the enclosed materials, complete and return your proxy in the postage prepaid envelope provided.

     The number of shares of a State Fund that will be voted in accordance with your instructions appears on your proxy.

     The management and Trustees of the State Funds believe that the Reorganization will benefit State Funds shareholders and recommend that you vote IN FAVOR of the applicable Reorganization. NATIONAL FUND CURRENTLY HAS A HIGHER PRE-TAX AND AFTER-TAX YIELD FOR STATE FUND SHAREHOLDERS, BASED ON REGULAR FEDERAL, STATE AND LOCAL INCOME TAXES. Every vote counts, so please return your proxy today in the postage prepaid envelope provided for your convenience.

     Should you have questions regarding the proposed Reorganization, please call (800) 225-6265 any time between 9 a.m. and 5 p.m. Eastern Standard Time.

                              Sincerely,

                              Thomas J. Fetter
                              President

SHAREHOLDERS ARE URGED TO SIGN AND MAIL THE ENCLOSED PROXY IN THE ENCLOSED POSTAGE PREPAID ENVELOPE SO AS TO ENSURE A QUORUM AT THE MEETING. THIS IS IMPORTANT WHETHER YOU OWN A FEW SHARES OR MANY SHARES.

                             EATON VANCE CONNECTICUT
                        LIMITED MATURITY MUNICIPALS FUND
                              EATON VANCE MICHIGAN
                        LIMITED MATURITY MUNICIPALS FUND

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD FRIDAY, OCTOBER 29, 1999


To Shareholders:

     Please note that a Special Meeting of Shareholders of each of the above Funds (the "State Funds") has been called to be held at the Funds' offices, The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 on Friday, October 29, 1999 at 1:30 p.m., Eastern Standard Time, for the following purposes:

     (1) To approve an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition by Eaton Vance National Limited Maturity Municipals Fund ("National Fund"), of all of the net assets of the State Fund, in exchange for the issuance of shares of National Fund to the State Fund, the distribution of such shares to the shareholders of the State Fund and the termination of the State Fund, all as described in the accompanying Prospectus/Proxy Statement. A copy of the Plan is attached as Exhibit A thereto.

     (2) To consider and act upon such other matters as may properly come before the Meeting or any adjournments thereof.

     Shareholders of record at the close of business on September 15, 1999 are entitled to vote at the meeting or any adjournments thereof.

                              By Order of the Trustees



                              Alan R. Dynner
                              Secretary

September 23, 1999

IMPORTANT - WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT USING THE ENCLOSED ADDRESSED ENVELOPE, WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOUR PROMPT RETURN OF YOUR ENCLOSED PROXY WILL SAVE THE STATE FUNDS THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO OBTAIN A QUORUM AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.

               PROSPECTUS/PROXY STATEMENT DATED SEPTEMBER 23, 1999
                          ACQUISITION OF THE ASSETS OF
            EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
                                       AND
              EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND
                        BY AND IN EXCHANGE FOR SHARES OF
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

     This Prospectus/Proxy Statement relates to the proposed acquisition of the assets of Eaton Vance Connecticut and Michigan Limited Maturity Municipals Funds (the "State Funds"), series of Eaton Vance Investment Trust (the "Trust"), which is a Massachusetts business trust, by Eaton Vance National Limited Maturity Fund ("National Fund"), also a series of the Trust, in exchange for the issuance of shares, without par value, of National Fund ("National Fund Shares") to the State Funds and the assumption of all of the State Funds' liabilities by the National Fund. Following each of the two transfers, National Fund Shares will be distributed to shareholders of a State Fund in liquidation of that State Fund and that State Fund will be terminated. As a result, each shareholder of a State Fund will receive National Fund Shares equal in value to the value of such shareholder's shares, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the exchange. This document serves as a Proxy Statement for the Special Meeting of Shareholders of each State Fund to be held on October 29, 1999 at 1:30 p.m. and any adjournments and postponements thereof and is being used by the Board of Trustees of the Funds to solicit the proxies of shareholders in connection therewith. This document also serves as a Prospectus of National Fund and covers the proposed issuance of National Fund Shares.

     National Fund seeks to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about National Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of National Fund dated August 1, 1999, which is incorporated by reference herein. A Statement of Additional Information dated September 23, 1999 containing additional information about the proposed transaction has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement may be obtained without charge by writing to the distributor of National Fund, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109; or by calling (800) 225-6265.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                            PAGE
SUMMARY.......................................................................

FUND EXPENSES.................................................................

PRINCIPAL RISK FACTORS........................................................

REASONS FOR THE REORGANIZATIONS...............................................

INFORMATION ABOUT THE REORGANIZATIONS ........................................

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..............................

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS..........................

SHAREHOLDER SERVICES..........................................................

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.................................

INFORMATION ABOUT THE FUNDS...................................................

VOTING INFORMATION............................................................

DISSENTERS RIGHTS.............................................................

NATIONAL FUND FINANCIAL HIGHLIGHTS............................................

STATE FUNDS FINANCIAL HIGHLIGHTS..............................................

EXPERTS.......................................................................

OTHER MATTERS.................................................................

                                     SUMMARY

     The following is a summary of certain information contained in or incorporated by reference in this Prospectus/Proxy Statement. This summary is not intended to be a complete statement of all material features of the proposed Reorganizations and is qualified in its entirety by reference to the full text of this Prospectus/Proxy Statement and the documents referred to herein.

     PROPOSED TRANSACTIONS. The Trustees of State Funds have approved an Agreement and Plan of Reorganization for each State Fund (the "Plans"), each providing for the transfer of all of the assets of a State Fund to National Fund in exchange for the issuance of National Fund Shares to that State Fund and the assumption of all of that State Fund's liabilities by the National Fund at a closing to be held following the satisfaction of the conditions to the Reorganization (the "Closing"). The form of Plan of Reorganization is attached hereto as Exhibit A. The value of shares to be issued to a State Fund and its shareholders will be identical in value to that State Fund's outstanding shares on the Closing Date. National Fund Shares will be distributed to shareholders of a State Fund in liquidation of the State Fund and the State Fund will be terminated. (Each proposed transaction is referred to in this Prospectus/Proxy Statement as a "Reorganization.") As a result of the Reorganizations, each shareholder of State Funds will receive full and fractional National Fund Shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing Date to the value of such shareholder's shares of a State Fund. At or prior to the Closing, each State Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the interests of existing shareholders of the Funds will not be diluted as a result of the transactions contemplated by the Reorganizations and that each Reorganization is in the best interests of such shareholders.

     BACKGROUND FOR THE PROPOSED TRANSACTIONS. The Board of Trustees of the Funds considered a number of factors, including the proposed terms of the Reorganizations. The Trustees considered that combining the Funds would produce economies of scale, which will be reflected in reduced costs per share, currently resulting in higher pre-tax and after-tax yields for shareholders, based on regular federal, state and local income taxes. Moreover, the Trustees of considered that, in light of the State Funds' small size, they were not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage, and the Reorganizations were a better alternative than liquidation.

     THE  BOARD  OF  TRUSTEES  OF  THE  TRUST   BELIEVES   THAT  EACH   PROPOSED
REORGANIZATION IS IN THE BEST INTERESTS OF SHAREHOLDERS AND HAS RECOMMENDED THAT STATE FUND SHAREHOLDERS VOTE FOR THEIR APPLICABLE REORGANIZATION.

     PRINCIPAL DIFFERENCES BETWEEN THE FUNDS. There are three differences between each State Fund and the National Fund in their investment policies. First, the National Fund can invest in municipal obligations of any state, although it does not currently intend to invest more than 25% of net assets in securities of any one state. The National Fund, therefore, will generally not provide any significant Connecticut or Michigan tax-exempt income and will be exposed to the political and economic risks of other states and regions of the United States. Moreover, from time to time certain types of municipal securities may be more available outside Connecticut and Michigan, and, therefore, shareholders of National Fund will be exposed to the risks of such securities if National Fund invests in them.

     Another difference in investment policies is that the National Fund is required to invest only 65% of its assets (as opposed to 75% in a State Fund) in securities of at least investment grade quality (rated Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poors Ratings Group ("S&P") or Fitch IBCA ("Fitch")). No Fund, however, can invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch. Obligations rated Baa/BBB have speculative characteristics, while lower rated obligations (so-called "junk bonds") are predominantly speculative. The ability of National Fund to invest 10% more of its assets than a State Fund in below investment grade quality municipal bonds may adversely affect the performance of the National Fund. It may also provide for higher yields and greater opportunity for price appreciation.

     A final difference is that the National Fund is required to diversify its assets to a greater extent than a State Fund. As a diversified fund under the 1940 Act, the National Fund with respect to 75% of its total assets may not invest more than 5% of its total assets in the securities of any one issuer (or own more than 10% of the outstanding voting securities of any one issuer). The State Funds must comply with these tests only with respect to 50% of their assets. Greater diversification generally reduces investment risk, but can limit potential returns.

     The State Funds and the National Fund utilize the master-feeder structure, whereby they invest all of their assets in separate corresponding investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). These master funds are referenced to herein as the "State Portfolio," the "National Portfolio" or the "Portfolios."

     ADVISORY FEES AND EXPENSES. The Portfolios pay Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, their investment adviser, an investment advisory fee based on the same fee schedule according to assets and income earned.

     The expense ratio of each State Fund is substantially higher than that of National Fund. For the year ended March 31, 1999, the ratio of expenses to net assets was 1.39% and 2.04% for Class A and B of Connecticut Fund, 1.32% and 2.02% for Class A and Class B of Michigan Fund, and 0.98% and 1.73% for Class A and Class B of National Fund. Thus, State Fund shareholders will experience an immediate and substantial reduction in expenses if the Reorganization is approved. The actual amount of reduction cannot be determined until the Closing. See "Fund Expenses" below.

     DISTRIBUTION ARRANGEMENTS. Shares of each Fund are sold on a continuous basis by EVD, the Trust's distributor. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B shares of each Fund are sold at net asset value subject to a contingent deferred sales charge ("CDSC"). The sales charge schedules are identical. In each Reorganization, State Fund shareholders will receive shares of the corresponding class of National Fund. Class B shareholders will be given credit for their holding period in a State Fund in determining any applicable CDSC and the conversion of those shares to Class A. National Fund offers Class C shares but these shares will not be affected by the Reorganization.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES. Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guaranties. Each Fund has the same exchange privileges. For example, shareholders can exchange into Eaton Vance Connecticut Municipals Fund or Eaton Vance Michigan Municipals Fund to receive state specific tax-exempt income. Call Eaton Vance at 1-800-225-6265 for a prospectus.

     TAX CONSEQUENCES. The Reorganizations are not expected to result in the recognition of capital gain or loss to State Fund shareholders or State Funds. Hale and Dorr LLP is expected to issue tax opinions to that effect. Nevertheless, each Reorganization will be consummated even if it is taxable, which means that State Fund shareholders may be required to recognize for tax purposes a gain or loss depending upon their tax basis (generally, the original purchase price) for State Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of the shares of National Fund received from the Reorganization. Shareholders should consult their tax advisers. See "INFORMATION ABOUT THE REORGANIZATION - Federal Income Tax Consequences."

                                  FUND EXPENSES

SHAREHOLDER AND FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES FOR ALL FUNDS

                                                                           Class A               Class B
                                                                           Shares                Shares
-------------------------------------------------------------------------- --------------------- ---------------------
Maximum Sales Charge (Load) (as a percentage of offering price)            2.25%                 None
Maximum Deferred Sales Charge (Load)                                       None                  3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions            None                  None
Exchange Fee                                                               None                  None

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
                                                                         Distribution                     Total
                                                                         and Service                   Annual Fund
                                                           Management      (12b-1)        Other         Operating
                                                              Fees          Fees**     Expenses***       Expenses
--------------------------------------------------------- -------------- ------------- ------------- -----------------
Connecticut Fund*
  Class A shares                                               0.46%         0.00%         0.93%            1.39%
  Class B shares                                               0.46          0.84          0.74             2.04
Michigan Fund
  Class A shares                                               0.47%         0.00%         0.85%            1.32%
  Class B shares                                               0.47          0.85          0.70             2.02
National Fund
  Class A shares                                               0.48%         0.00%         0.50%            0.98%
  Class B shares                                               0.48          0.89          0.36             1.73

* Management Fees payable by the Connecticut Fund were reduced to 0.23% by the investment adviser.
** Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
*** Other Expenses for Class A includes a service fee of 0.19% for the Connecticut Fund, 0.15% for the Michigan Fund and 0.14% for the National Fund.

EXAMPLE This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge, or, in the case of Class B shares, the applicable contingent deferred sales charge on a $10,000 investment, assuming (a) 5% annual return and
(b) redemption at the end of each period (and, for Class B, no redemption):

                                                             1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------- -------------- -------------- --------------- --------------
Connecticut Fund
  Class A shares                                               $363           $655        $   968           $1,856
  Class B shares*                                               507            840          1,098            2,369
  Class B shares (no redemption)*                               207            640          1,098            2,369

Michigan Fund
  Class A shares                                               $356           $634        $   932           $1,779
  Class B shares*                                               505            834          1,088            2,348
  Class B shares (no redemption)*                               205            634          1,088            2,348

National Fund
  Class A shares                                               $323           $530           $754           $1,399
  Class B shares*                                               476            745            939            2,041
  Class B shares (no redemption)*                               176            545            939            2,041

* Costs for 5 years and 10 years reflect the expenses of Class A because Class B shares generally convert to class A after four years.

                             PRINCIPAL RISK FACTORS

     As discussed above under "Principal Differences Between the Funds," the National Fund has three investment policies that differ from each State Fund. These differences relate to concentration in state issuers, credit quality and diversification. These differences will affect returns to State Fund shareholders if the Reorganizations are consummated.

     The current investment portfolios are different. It is anticipated most of each State Fund's portfolio securities will be retained after its Reorganization, but such securities will constitute only a small part of the overall investment portfolio of National Portfolio.

                         REASONS FOR THE REORGANIZATIONS

     The Reorganizations have been considered by the Board of Trustees of the Funds. In reaching the decision to recommend that the shareholders of each State Fund vote to approve the Reorganizations, the Trustees, including the Trustees who are not interested persons of the Trust, concluded that the Reorganizations would be in the best interests of Fund shareholders and that the interests of existing shareholders would not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the proposed terms of the Reorganizations.

     The Trustees considered that combining the Funds would produce economies of scale, which will be reflected in higher pre-tax and after-tax yields for shareholders of each Fund. Based on annualized yields for the 30-day period ended August 6, 1999, most State Fund shareholders would realize the following increase in income:

                                               CONNECTICUT LIMITED FUND                 MICHIGAN LIMITED FUND
                                              CLASS A             CLASS B            CLASS A             CLASS B
                                              -------             -------            -------             -------
National Fund Yield                            4.69%               4.05%              4.69%               4.05%

State Tax Liability1                          (0.13%)             (0.13%)            (0.15%)             (0.15%)

After Tax Yield                                4.56%               3.92%              4.54%               3.90%

Current State Fund Yield                       3.30%               2.68%              3.62%               2.92%

Net Increase in Income                         1.26%               1.24%              0.92%               0.98%

-------------------
1 Assumes maximum state and local income tax rates, and no portion of the income of National Fund is exempt from Connecticut or Michigan taxes. Does not take into account the effect of federal alternative minimum tax or net Connecticut minimum tax.

For current yield information, call EVD at 800-225-6265. Yield will vary and is only one component of total return. Shareholders should consider their own circumstances which may result in the Reorganization not being advantageous to them. For example, as of July 30, 1999, 30.1% of the income of National Fund was subject to the federal alternative minimum tax, as opposed to 4.9% for Connecticut and 18.4% for Michigan.

     Moreover, the Board of Trustees considered that, in light of the State Funds small size, they may not be economically viable for Eaton Vance to continue sponsor and manage, and the Reorganizations were a better alternative than liquidation.

     THE  BOARD  OF  TRUSTEES  OF  THE  FUNDS   BELIEVES   THAT  EACH   PROPOSED
REORGANIZATION IS IN THE BEST INTERESTS OF SHAREHOLDERS AND RECOMMENDS THAT STATE FUND SHAREHOLDERS VOTE FOR THEIR APPLICABLE REORGANIZATION.

                      INFORMATION ABOUT THE REORGANIZATIONS

     At a meeting held on August 16, 1999, the Board of Trustees of the Funds approved a Plan for each State Fund in the form set forth as Exhibit A to this Prospectus.

     AGREEMENTS AND PLANS OF REORGANIZATION. The Agreement and Plan of Reorganization for each Fund provides that, at the Closing, National Fund will acquire all of the assets of a State Fund in exchange for the issuance of National Fund Shares to that State Fund and the National Fund will assume all of the liabilities of the State Fund reflected on its unaudited statement of assets and liabilities. The State Fund assets to be acquired will consist of each State Fund's share of the securities and other assets held by the corresponding State Portfolio, withdrawn by the State Fund from that Portfolio at or immediately prior to the Closing. Immediately upon receipt of these assets, National Fund will contribute them to the National Portfolio. The value of Class A and/or Class B shares issued to a State Fund by National Fund will be the same as the value of Class A and/or Class B shares that the State Fund has outstanding on the Closing Date. The National Fund shares received by the State Fund will be distributed to State Fund shareholders, and each State Fund shareholder will receive shares of the corresponding class of National Fund equal in value to those of State Fund held by such shareholder.

     National Fund will assume all liabilities, expenses, costs, charges and reserves of State Fund on the Closing Date. At or prior to the Closing, each State Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to that State Fund's shareholders all of State Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing.

     At or as soon as practicable after a Closing, the relevant State Fund will liquidate and distribute pro rata to its shareholders of record as of the Close of Trading on the New York Stock Exchange on the Closing Date the full and fractional National Fund Class A and/or Class B Shares equal in value to the

State Fund shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of National Fund in the name of each such shareholder of State Fund, representing the respective pro rata number of full and fractional National Fund Class A and/or Class B Shares due such shareholder. All of National Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of National Fund at the price in effect as described in National Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     The consummation of each Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of a State Fund, a Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before February 28, 2000. The Plan may be amended by written agreement of its parties without approval of the shareholders of a State Fund and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of National Fund Shares to be issued to State Fund shareholders to the detriment of such shareholders without their further approval.

     Each Fund will bear its expenses related to the Reorganization.

     DESCRIPTION OF NATIONAL FUND SHARES. Full and fractional Class A and/or Class B shares of National Fund will be distributed to State Funds shareholders in accordance with the procedures under the Plans as described above. Each share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Board of Trustees of the Trust may grant in its discretion.

     FEDERAL INCOME TAX CONSEQUENCES. It is expected that each Reorganization should qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of Hale and Dorr LLP at the Closing. Accordingly, shareholders of State Funds should not recognize any capital gain or loss and State Funds' assets and capital loss carryforwards should be transferred to National Fund without recognition of gain or loss.

     It is possible, however, that a Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, a Reorganization will result in the recognition of gain or loss to State Funds' shareholders depending upon their tax basis (generally, the original purchase price) for their State Funds shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of

National Fund received in a Reorganization. Shareholders of State Funds would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of National Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

     Shareholders should consult their tax advisers regarding the effect, if any, of a proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

     CAPITALIZATION. The following table (which is unaudited) sets forth the capitalization of State Funds and National Fund as of July 30, 1999, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of both State Funds at net asset value.

                                                                                                          Pro Forma
                                                                                                        Combined After
                      Connecticut Fund          Michigan Fund             National Fund                 Reorganization
                    (Class A)    (Class B)   (Class A)   (Class B)    (Class A)     (Class B)       (Class A)     (Class B)
                    ---------    ---------   ---------   ---------    ---------     ---------       ---------     ---------
Net assets          $7,207,852  $1,262,909   $9,504,414  $584,079     $69,589,235  $5,456,247       $86,301,501  $7,303,235
Net asset value
  per share         $     9.87  $     9.86   $     9.64  $   9.64     $     10.26  $    10.26       $     10.26  $    10.26
Shares
  outstanding       $  729,995  $  128,025   $  985,667  $ 60,580     $ 6,780,468  $  531,759       $ 8,409,344  $  711,775

     INVESTMENT PERFORMANCE. Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates.

     The table below indicates the average annual total return (excluding a sales charge) (capital change plus reinvestment of all distributions) on a hypothetical investment of $1,000 in each Fund, covering the one and five year periods and life of Fund ended March 31, 1999.

                                   VALUE OF A $1,000 INVESTMENT

                     Connecticut Fund          Michigan Fund            National Fund
                       Total Return            Total Return             Total Return
                       ------------            ------------             ------------
                    Class A   Class B        Class A   Class B        Class A   Class B
Investment          Average   Average        Average   Average        Average   Average
Period              Annual    Annual         Annual    Annual         Annual    Annual
----------          -------   -------        -------   -------        -------   -------
1 Year              4.45%     3.90%          3.53%     3.06%          3.89%     3.29%
5 Years             5.10%     4.79%          5.03%     4.70%          5.38%     4.99%
Life of Fund*       4.39%     4.13%          4.27%     3.99%          5.53%     5.24%

------
* Inception of Connecticut Fund Class A and Class B was January 21, 1997 and April 16, 1993, respectively; of Michigan Fund Class A and Class B was October 22, 1996 and April 16, 1993, respectively; and of National Fund Class A and Class B was June 27, 1996 and May 22, 1992, respectively.

     Investment results will fluctuate over time, and prior performance should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The total returns of National Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in the Fund's annual report, relevant portions of which are attached hereto as Exhibit B and incorporated by reference herein.

     The performance of State Funds is described under the caption "Management's Discussion" in the Annual Report of State Funds for the year ended March 31, 1999, which was previously mailed to State Funds shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each Fund are identical except as set forth in the "Summary" above. Summary information about the investment objectives and policies of each State Fund and National Fund is set forth below. More complete information regarding the same is set forth in the Prospectus dated August 1, 1999 of National Fund, enclosed herewith, in the Statement of Additional Information also dated August 1, 1999 of National Fund, and the Prospectus and Statement of Additional Information each dated August 1, 1999 of State Funds, each of which has been filed with the Securities and Exchange Commission. Shareholders should consult such Prospectuses and Statements of Additional Information, as supplemented, for a more thorough comparison.

     INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES AND RISKS OF STATE FUNDS. The investment objective of each State Fund is to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, and limited principal fluctuation. Each State Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. Each Fund invests in obligations having a dollar weighted average duration of between three and nine years.

     Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as futures contracts and options thereon), bonds that do not require the periodic payment of interest, bonds issued on a "when issued" basis and municipal leases. A portfolio of each Fund's distributions generally will be subject to federal alternative minimum tax.

     The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders. The manager attempts to limit principal fluctuation by investing in a portfolio of obligations having a dollar weighted average duration of between three and nine years.

     Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

     Because a significant portion of assets is invested in obligations of issuers located in a single state, each Fund is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings. Each Fund is non-diversified, which means that it may invest a larger portion of its assets in the obligations of a limited number of issuers than a diversified fund, and may be adversely affected by developments affecting a particular issuer.

     Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by S&P, Moody's and Fitch are contained in the Fund-specific summaries that follow this page.

     The value of Fund shares may change when interest rates change. When interest rates rise, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. A Fund's use of derivatives is subject to certain limitations and may expose the Funds to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements.

     When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

     INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT POLICIES AND RISKS OF NATIONAL FUND. The investment objective of National Fund is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. The Fund invests in obligations having a dollar weighted average duration of between three and nine years.

     The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as futures contracts), bonds that do not require the periodic payment of interest, bonds issued on a "when issued" basis and municipal leases. A portion of the Fund's distributions generally will be subject to federal alternative minimum tax.

     The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders. The manager attempts to limit principal fluctuation by investing in a portfolio of obligations having a dollar weighted average duration of between three and nine years.

     The Fund currently invests its assets in National Limited Maturity Municipals Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

     Because obligations rated BBB or Baa and below are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations (so-called "junk bonds") are predominantly speculative.

     The value of Fund shares may change when interest rates change. When interest rates rise, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. The Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements.

     When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

     INVESTMENT ADVISER AND PORTFOLIO MANAGER. Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, serves as investment adviser to each Portfolio. William H. Ahern, Jr. is the portfolio manager of each Portfolio. He also manages other Eaton Vance portfolios, and has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as distributor (principal underwriter) for all Funds, pursuant to Distribution Agreements. For its services as underwriter, EVD generally receives fees for sales of shares. With respect to Class A shares, these fees are paid by investors at the time they purchase shares. Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the National Fund Shares received by the State Fund shareholders pursuant to the Reorganization. Class B shares are sold at net asset value but are subject to a declining CDSC (3% maximum) if redeemed within four years of purchase. National Fund also offers Class C shares, which are sold at net asset value subject to a 1% CDSC if redeemed within one year of purchase. Because neither State Fund offers Class C shares, no Class C shares of National Fund will be issued in connection with the Reorganization.

     Each Fund is authorized under the same Service Plan (the "Service Plan") for the Class A Shares to make payments for personal services and/or the maintenance of shareholder accounts. The Plan provides that each Fund may pay service fees to EVD, financial service firms ("Authorized Firms") and other persons in amounts not exceeding .25% of a Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Service Plan by authorizing the Funds to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed .15% of the Fund's average daily net assets for any fiscal year based on the value of each Fund's shares sold by such persons and remaining outstanding for at least twelve months.

     Each Fund has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. Under such Plans, Class B pays the Principal Underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. Under each Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 2.5% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Plan are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. Through July 30, 1999, the outstanding uncovered distribution charges calculated under the Plan for the Connecticut and Michigan Funds amounted to approximately $216,000 and $362,000, respectively. An amount equal to the contingent deferred sales charge that would be assessed on State Fund Class B shares if redeemed on the Closing Date will become a liability of National Fund Class B if the Reorganization is consummated. As of July 30, 1999, this amount would have been $21,604 and $12,526, respectively.

     The Class B Plan also authorizes each Class B to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding .15% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months.

                              SHAREHOLDER SERVICES

     SHAREHOLDER SERVICES. There are no differences in the shareholder services offered by the Funds.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL. Each Fund is a separate series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust, governed by an Amended and Restated Declaration of Trust dated January 11, 1993, as amended and applicable Massachusetts law.

     SHAREHOLDER LIABILITY. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote since it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meeting their respective obligations.

     Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of State of the Commonwealth of Massachusetts.

                           INFORMATION ABOUT THE FUNDS

     Information about National Fund is included in its current Prospectus dated August 1, 1999, a copy of which is included herewith and incorporated by reference herein. Additional information about National Fund is included in the Statement of Additional Information dated August 1, 1999. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, MA 02109. Information concerning the operations and management of the State Funds is incorporated herein by reference from their current Prospectus and Statement of Additional Information, each dated August 1, 1999, copies of which may be obtained without charge by writing Eaton Vance Investment Trust at The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling (800) 225-6265.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, an amended (the "1934 Act"), and in accordance therewith files proxy material, reports and other information with the Securities and Exchange Commission. These reports can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W.,

Washington, DC 20549, as well as at the following regional offices: Northeast Regional Office, 7 World Trade Center, Suite 1300 New York, NY 10048; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, IL 60661-2511. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington DC 20549 at prescribed rates.

     EATON VANCE. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. Eaton Vance manages assets of over $39 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a holding company with publicly traded stock. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management, administration and marketing activities.

     Eaton Vance's advisory fee revenue is likely to increase slightly if the Reorganizations are consummated. This is because Eaton Vance has voluntarily waived one-half of its advisory fee to which it is contractually entitled from the Connecticut Portfolio. In addition, because advisory fees are based, in part, on income earned and the National Portfolio's holdings normally generate a higher yield than the State Portfolios, advisory fee revenues will be higher. Based on assets and yields on July 30, 1999, the total additional revenues to Eaton Vance would be approximately $23,000 per annum.

                               VOTING INFORMATION

     Proxies from the shareholders of the State Funds are being solicited by the Trust's Board of Trustees for the Special Meeting of Shareholders and any adjournments thereof (the "Special Meeting"). The Special Meeting is scheduled to be held at the offices of the Trust, The Eaton Vance Building, 255 State Street, Boston, Massachusetts on October 29, 1999 at 1:30 p.m. At the Special Meeting, shareholders of each State Fund will be asked to consider and vote upon their Plan. The approval of the Reorganization by shareholders of National Fund is not required under the Declaration of Trust or By-laws or under Massachusetts law, and accordingly, shareholders of National Fund will not be voting in connection with the Reorganization.

     Any person giving a proxy may revoke it at any time prior to its use. A shareholder of record may revoke a proxy at any time before it has been exercised by filing a written revocation with the Secretary of the Trust at its address set forth above; by filing a duly executed proxy bearing a later date; or by appearing in person, notifying the Secretary and voting by ballot at the Special Meeting. A written proxy may be delivered to the Fund or its transfer agent prior to the meeting by facsimile machine, graphic communication equipment or similar electronic equipment. Any shareholder of record as of the record date attending the Special Meeting may vote in person whether or not a proxy has been previously given, but the presence (without further action) of a shareholder at the Special Meeting will not constitute revocation of a previously given proxy.

The enclosed form of proxy, if properly executed and received by the Board of Trustees in time for voting and not so revoked, will be voted in accordance with the instructions noted thereon. If no instructions are given, the proxy will be voted FOR approval of the Agreement and Plan of Reorganization, and, at the discretion of the proxy holders, on any other matters that may properly come before the Special Meeting.

     The affirmative vote of the holders of a majority of the outstanding shares of a State Fund as defined in the 1940 Act is required to approve its Plan. Such "majority" vote is the vote of the holders of the lesser of (a) 67% or more of the shares present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of the State Fund. Class A and Class B shareholders will vote together as a class. Approval of the Agreement and Plan of Reorganization by the shareholders of a State Fund is a condition of the consummation of the Reorganization. Each State Fund will vote separately and their reorganizations could be consummated on different days.

     For purposes of determining the presence of a quorum for transacting business at the Special Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but which have not been voted. For this reason, abstentions and broker non-votes will assist State Funds in obtaining a quorum; both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal to be acted upon at the Special Meeting.

     If the Reorganization is consummated, legal fees and the costs of soliciting proxies (comprised of printing and postage expenses) estimated at $20,000 per State Fund will be considered as part of the total expenses of the Reorganization. The Board of Trustees expects that this solicitation will be made primarily by mail. Additional solicitations may be made, without remuneration, personally or by telephone by officers or employees of Eaton Vance or its affiliates, or for remuneration by a solicitation firm.

     Shareholders of the State Funds of record at the close of business on September 15, 1999 (the "record date") will be entitled to vote at the Special Meeting. The holders of a majority of the shares of a State Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the meeting; however, as noted above, the affirmative vote of a majority of the shares of a Fund (as defined in the 1940
Act) is required to approve the Reorganization. In the event a quorum is not present at the Special Meeting or in the event a quorum is present at the Special Meeting but sufficient votes to approve the Agreement and Plan of Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies, provided they determine such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

     Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder. As of September 15, 1999, there were _________________ and ________________ shareholders of record and
___________________  and  ___________________  issued and outstanding  shares of beneficial interest of the Connecticut and Michigan Funds, respectively. There were no 5% shareholders of either Fund on such date.

     As of the record date, the Trustees and officers of the Trust as a group owned less than one percent of the outstanding shares of any Fund.

         THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES,
               RECOMMEND APPROVAL OF THE PLANS OF REORGANIZATION.

                                DISSENTERS RIGHTS

     Neither the Declaration of Trust nor Massachusetts law grants the shareholders of State Funds any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares is not affected by the proposed Reorganization.

                       NATIONAL FUND FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the National Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The National Fund began offering three class of shares on April 1, 1998. Prior to that date, the National Fund offered only Class A and Class B shares and Class C existed as a separate fund.

                                                                             YEAR ENDED MARCH 31,
                                         -------------------------------------------------------------------------------------------
                                                 1999                    1998                    1997             1996        1995
                                         -------------------------------------------------------------------------------------------
                                         CLASS A     CLASS B     CLASS A     CLASS B     CLASS A(1)  CLASS B     CLASS B    CLASS B
                                         ----------- ----------- ----------- ----------- ----------- ----------- ---------- --------
NET ASSET VALUE - BEGINNING OF YEAR      $10.580     $10.580     $10.070     $10.070     $10.030     $10.170     $10.130    $10.160
                                         -------     -------     -------     -------     -------     -------     -------    -------

Income from operations
Net investment income                    $ 0.519     $ 0.412     $ 0.527     $ 0.454(2)  $ 0.393     $ 0.428     $ 0.413    $ 0.400
Net realized and unrealized gain (loss)   (0.090)     (0.066)      0.488       0.488       0.033(3)   (0.098)      0.040      0.033
                                         --------    --------    --------    --------    --------    ---------   --------   --------
TOTAL INCOME FROM OPERATIONS             $ 0.429     $ 0.346     $ 1.105     $ 0.942     $ 0.426     $ 0.330     $ 0.453    $ 0.433
                                         -------     -------     -------     -------     -------     -------     -------    -------

Less distributions
From net investment income               $(0.519)   $ (0.436)   $ (0.505)   $ (0.432)   $ (0.386)   $ (0.430)   $ (0.413)  $ (0.400)
In excess of net investment income           ---         ---         ---         ---         ---         ---         ---     (0.058)
From net realized gain on investments        ---         ---         ---         ---         ---         ---         ---     (0.005)
                                         ---------   ---------   ---------   ---------   ---------   ---------   ---------  --------
TOTAL DISTRIBUTIONS                      $(0.519)   $ (0.436)   $ (0.505)   $ (0.432)   $ (0.386)   $ (0.430)   $ (0.413)  $ (0.463)
                                         ---------   ---------   ---------   ---------   ---------   ---------   ---------  --------
NET ASSET VALUE - END OF YEAR            $10.490     $10.490     $10.580     $10.580     $10.070     $10.070     $10.170    $10.130
                                         =======     =======     =======     =======     =======     =======     =======    =======
TOTAL RETURN (4)                            3.89%       3.29%      10.50%       9.52%       4.06%       3.30%       4.51%      4.43%

Ratios / Supplemental Data
Net assets, end of year (000's omitted)  $73,048     $ 5,450     $59,992     $11,538     $37,072     $48,692     $112,027   $141,289
Ratios (as a percentage of average
daily net assets):
  Expenses (5)(6)                           0.98%       1.73%       0.99%       1.73%       0.99%(7)    1.69%        1.64%     1.57%
  Expenses after custodian fee
   reduction (5)                            0.97%       1.72%       0.98%       1.72%       0.97%(7)    1.67%        1.63%      ---
  Net investment income                     4.96%       4.23%       5.16%       4.42%       5.14%(7)    4.37%        4.04%     3.99%
Portfolio Turnover of the Portfolio           26%         26%         41%         41%         68%         68%         68%        56%

(1)  For the period  from the start of  business,  June 27,  1996,  to March 31,
     1997.
(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7)  Annualized.

                        STATE FUNDS FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the State Funds (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the State Funds' financial statements are incorporated herein by reference and included in the State Funds' annual report, which is available on request. Connecticut Fund and Michigan Fund began offering Class A and Class B shares in 1997 and 1996, respectively.

                                                                               CONNECTICUT FUND
                                         -------------------------------------------------------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                         -------------------------------------------------------------------------------------------
                                                1999(1)                   1998                    1997             1996        1995
                                         ----------------------- ----------------------- ----------------------- ---------- --------
                                          CLASS A     CLASS B     CLASS A     CLASS B    CLASS A(2)   CLASS B     CLASS B    CLASS B
                                         ----------- ----------- ----------- ----------- ----------- ----------- ---------- --------
NET ASSET VALUE - BEGINNING OF YEAR      $10.110     $10.110     $  9.790    $  9.790    $  9.870    $  9.850    $  9.690   $  9.690
                                         -------     -------     --------    --------    --------    --------    --------   --------

Income (loss) from operations
Net investment income                    $ 0.431     $ 0.365     $ 0.429     $ 0.357(1)  $ 0.087     $ 0.398     $ 0.379    $ 0.373
Net realized and unrealized gain (loss)    0.031       0.025       0.333       0.333      (0.082)     (0.089)      0.150      0.026
                                         --------    --------    --------    --------    ---------   ---------   --------   --------
TOTAL INCOME (LOSS) FROM OPERATIONS      $ 0.462     $ 0.390     $ 0.762     $ 0.690     $ 0.005     $ 0.309     $ 0.529    $ 0.399
                                         -------     -------     -------     -------     -------     -------     -------    -------

Less distributions
From net investment income               $(0.431)   $ (0.370)   $ (0.429)   $ (0.370)   $ (0.085)   $ (0.369)   $ (0.369)  $ (0.373)
In excess of net investment income        (0.011)        ---      (0.013)        ---         ---         ---         ---     (0.026)
                                         ----------  ---------   ----------  ---------   ---------   ---------   ---------  --------
TOTAL DISTRIBUTIONS                      $(0.442)   $ (0.370)   $ (0.442)   $ (0.370)   $ (0.085)   $ (0.369)   $ (0.369)  $ (0.399)
                                         ---------   ---------   ---------   ---------   ---------   ---------   ---------  --------
NET ASSET VALUE - END OF YEAR            $10.130     $10.130     $10.110     $10.110    $  9.790    $  9.790    $  9.850   $  9.690
                                         =======     =======     =======     =======     ========    ========    ========   ========
TOTAL RETURN (5)                            4.45%       3.90%       7.99%       7.02%      (0.13)%      3.21%       5.50%      4.27%

Ratios / Supplemental Data
Net assets, end of year (000's omitted)  $ 7,514    $  1,410    $  6,034    $  2,531    $    586    $ 10,227     $13,014    $15,613
Ratios (as a percentage of average
daily net assets):
  Expenses (6)(7)                           1.16%       1.81%       1.20%       1.92%       0.70%(8)    1.72%       1.53%      1.23%
  Expenses after custodian fee
   reduction (5)                            1.13%       1.78%       1.18%       1.90%       0.66%(8)    1.68%       1.49%       ---
  Net investment income                     4.25%       3.60%       4.26%       3.62%       5.06%(8)    3.93%       3.78%      3.89%
Portfolio Turnover of the Portfolio(9)         5%          5%         23%         23%         46%         46%         52%        73%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

Ratios (as a percentage of average
daily net assets):                          1.39%       2.04%       1.43%       2.15%       0.94%(8)    1.96%       1.86%      1.81%
  Expenses (6)(7)                           1.36%       2.01%       1.41%       2.13%       0.90%(8)    1.92%        ---        ---
  Expenses after custodian fee
   reduction (6)                            4.02%       3.37%       4.03%       3.39%       4.82%(8)    3.69%       3.45%      3.31%
  Net investment income                  $ 0.408    $  0.342    $  0.406    $  0.334    $  0.083    $  0.374     $  0.346   $ 0.317
Net investment income per share             1.39%       2.04%       1.43%       2.15%       0.94%(8)   1.96%         1.86%     1.81%

                                                                                 MICHIGAN FUND
                                         -------------------------------------------------------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                         -------------------------------------------------------------------------------------------
                                                1999(1)                   1998                    1997             1996        1995
                                         -------------------------------------------------------------------------------------------
                                          CLASS A     CLASS B     CLASS A     CLASS B    CLASS A(2)   CLASS B     CLASS B    CLASS B
                                         ----------- ----------- ----------- ----------- ----------- ----------- ---------- --------
NET ASSET VALUE - BEGINNING OF YEAR      $10.040     $10.040     $  9.740    $  9.740    $  9.740    $  9.730    $  9.630   $ 9.650
                                         -------     -------     --------    --------    --------    --------    --------   --------

Income (loss) from operations
Net investment income                    $ 0.424     $ 0.356     $  0.430    $  0.357(1) $  0.201    $  0.382    $  0.383   $ 0.364
Net realized and unrealized gain (loss)   (0.056)     (0.053)       0.329       0.329       0.001       0.012       0.090     0.030
                                         ----------  ----------  ---------   ---------   ---------   ---------   ---------  --------
TOTAL INCOME (LOSS) FROM OPERATIONS      $ 0.368     $ 0.303     $  0.759    $  0.686    $  0.202    $  0.394    $  0.473   $ 0.394
                                         --------    --------    --------    --------    --------    --------    --------   --------

Less distributions
From net investment income               $(0.424)    $(0.368)    $ (0.430)   $ (0.386)   $ (0.201)   $ (0.384)   $ (0.373)  $(0.364)
In excess of net investment income        (0.014)     (0.005)      (0.029)        ---      (0.001)        ---         ---    (0.050)
                                         ----------  ----------  ----------  ---------   ----------  ---------   ---------  --------
TOTAL DISTRIBUTIONS                      $(0.438)    $(0.373)    $ (0.459)   $ (0.386)   $ (0.202)   $ (0.384)   $ (0.373)  $(0.414)
                                         ---------   ---------   ---------   ---------   ---------   ---------   ---------  --------
NET ASSET VALUE - END OF YEAR            $ 9.970     $ 9.970     $ 10.040    $ 10.040    $  9.740    $  9.740    $  9.730   $ 9.630
                                         ========    ========    =========   ========    ========    ========    ========   ========
TOTAL RETURN (4)                            3.53%       3.06%       8.23%        7.24%       1.89%       4.14%       4.95%     4.24%

Ratios / Supplemental Data
Net assets, end of year (000's omitted)  $ 9,786     $   654     $ 9,177     $  1,839    $    406    $ 13,431    $ 18,705   $ 26,048
Ratios (as a percentage of average
daily net assets):
  Expenses (6)(7)                           1.32%       2.02%       1.36%        2.04%       1.18%(8)    1.99%       1.78%     1.55%
  Expenses after custodian fee
   reduction (5)                            1.29%       1.99%       1.32%        2.00%       1.15%(8)    1.96%       1.75%      ---
  Net investment income                     4.23%       3.56%       4.32%        3.72%       4.56%(8)    3.91%       3.92%     3.82%
Portfolio Turnover of the Portfolio(9)        16%         16%         21%         21%          28%        28%         40%       111%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses (6)                                                                                                                 1.66%
  Net Investment income                                                                                                        3.71%
Net investment income per share                                                                                             $  0.354

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business of Class A shares to the fiscal year end March 31, 1997. The start of business of Class A shares for the Connecticut Fund and Michigan Fund is January 21, 1997 and October 22, 1996, respectively.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Distributions in excess of net investment income are less than $0.001 per share.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(7) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(8)  Annualized.
(9) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities.

                                     EXPERTS

     The statement of assets and liabilities, including the statement of investment securities, of National Fund as of March 31, 1999, the related statement of operations for the year then ended, the related statement of changes in net assets for the year then ended and the financial highlights included in its Statement of Additional Information have been incorporated herein in reliance on the report of Deloitte & Touche LLP, independent public accountants, given on the authority of that firm as experts in accounting and auditing.

                                  OTHER MATTERS

     The Board of Trustees does not know of any other matters to be considered at the Special Meeting other than approval of the Plans. If any other matters are properly presented to the Special Meeting, it is the intention of proxy holders to vote such proxies on such matters in accordance with their judgment.

                                                                      EXHIBIT A
                                    AGREEMENT
                                       AND
                             PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 16th day of August, 1999, by and among Eaton Vance Investment Trust, a Massachusetts business trust ("Investment Trust") on behalf of its series Eaton Vance [Connecticut / Michigan] Limited Maturity Municipals Fund ("State Fund") and Eaton Vance National Limited Maturity Municipals Fund ("National Fund").

                                   WITNESSETH

         WHEREAS, Investment Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as National Fund), and the Trustees of Investment Trust have divided the shares of State and National Fund into multiple classes, including Class A and Class B shares ("State Fund Shares" and "National Fund Shares");

         WHEREAS, State Fund currently invests all of its assets in Connecticut / Michigan Limited Maturity Municipals Portfolio (the "Limited Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

         WHEREAS, the National Fund currently invests all of its assets in National Limited Maturity Municipals Portfolio (the "National Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

         WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to the Portfolios; and

         WHEREAS, Investment Trust desires to provide for the reorganization of State Fund through the acquisition by National Fund of substantially all of the assets of State Fund in exchange for National Fund Shares in the manner set forth herein;

         NOW,  THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties hereto agree as follows:

1.       DEFINITIONS

         1.1 The term "1933 Act" shall mean the Securities Act of 1933, as amended.

         1.2 The term "1934 Act" shall mean the Securities Exchange Act of 1934, as amended.

         1.3 The term "Agreement" shall mean this Agreement and Plan of Reorganization.

         1.4 The term "Assumed Liabilities" shall mean all liabilities, expenses, costs, charges and receivables of State Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

         1.5 The term "Business Day" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

         1.6 The term "Close of Trading on the NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

         1.7 The term "Closing" shall mean the closing of the transaction contemplated by this Agreement.

         1.8 The term "Closing Date" shall mean the first Monday following receipt of all necessary regulatory approvals and the final adjournment of the meeting of State Fund shareholders at which this Agreement is considered, or such other date as may be agreed by the parties on which the Closing is to take place.

         1.9 The term "Commission" shall mean the Securities and Exchange Commission.

         1.10     The term "Custodian" shall mean Investors Bank & Trust
                  Company.

         1.11     The term "Delivery Date" shall mean the date contemplated by
                  Section 3.3 of this Agreement.

         1.12 The term "Investment Trust N-14" shall mean Investment Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and the National Fund Shares.

         1.13 The term "National Investment Trust N-1A" shall mean the registration statement, as amended, on Form N-1A of Investment Trust with respect to National Fund in effect on the date hereof or on the Closing Date, as the context may require.

         1.14     The term "NYSE" shall mean the New York Stock Exchange.

         1.15 The term "Proxy Statement" shall mean the combined prospectus and proxy statement furnished to the State Fund shareholders in connection with this transaction.

         1.16 The term "Securities List" shall mean the list of those securities (and other assets) owned by Investment Trust, on behalf of State Fund, on the Delivery Date.

         1.17 The term "State Investment Trust N-1A" shall mean the registration statement, as amended, on Form N-1A of Investment Trust with respect to State Fund in effect on the date hereof or on the Closing Date, as the context may require.

         1.18 The term "Valuation Date" shall mean the Business Day preceding the Closing Date.

2.       TRANSFER AND EXCHANGE OF ASSETS

         2.1 Reorganization of State Fund. At the Closing, Investment Trust shall transfer all of the assets of State Fund received from the State Portfolio, and assign all Assumed Liabilities to National Fund, and National Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by National Fund to State Fund on the Closing Date of Class A and Class B National Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. National Fund shall transfer such assets and liabilities to National Portfolio on the Closing Date.

         2.2 Computation of Net Asset Value. The net asset value per share of the National Fund Shares and the net value of the assets of State Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the National Fund Shares shall be computed in the manner set forth in the National Investment Trust Form N-1A.

                           In   determining   the   value   of  the   securities
                  transferred by State Fund to National Fund, each security shall be priced in accordance with the policies and procedures described in the National Investment Trust N-1A. All such computations shall be subject to review, in the discretion of Investment Trust's Treasurer, by Deloitte & Touche LLP, Investment Trust auditors.

3.       CLOSING DATE, VALUATION DATE AND DELIVERY

         3.1 Closing Date. The Closing shall be at the offices of Eaton Vance, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

         3.2 Valuation Date. Pursuant to Section 2.2, the net value of the assets of State Fund and the net asset value per share of National Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Investment Trust with respect to State Fund will be permanently closed, and sales of State Fund Shares shall be suspended, as of the close of business of Investment Trust on the Valuation Date. Redemption requests thereafter received by Investment Trust with respect to State Fund shall be deemed to be redemption requests for National Fund Shares to be distributed to shareholders of State Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

                           In the event  that  trading on the NYSE or on another
                  exchange or market on which securities held by State or National Portfolio, shall be disrupted on the Valuation Date so that, in the judgment of the Trust, accurate appraisal of the net assets of State Fund to be transferred hereunder or the assets of National Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

         3.3 Delivery of Securities and other Assets. After the close of business on the Valuation Date, Investment Trust shall issue instructions providing for the delivery of all securities held on behalf of State Fund together with other non-cash assets of State Fund to the Custodian to be held for the account of National Fund, effective as of the Closing. National Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

                           Securities  so delivered  shall be in proper form for
                  transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary stock transfer stamps (or other documentation evidencing payment of local taxes), if any, or a check for the appropriate purchase price of such stamps (or payment of such local tax). Unless otherwise directed by Investment Trust in writing on or before the Delivery Date, cash held by and to be delivered, on behalf of State Fund, shall be delivered on the Closing Date and shall be in the form of wire transfer in Federal Funds, payable to the order of the account of National Fund at the Custodian. A confirmation for the National Fund Shares registered in the name of State Fund shall be delivered on the Closing Date.

4.       STATE FUND DISTRIBUTIONS AND TERMINATION

                  As soon as reasonably practicable after the Closing Date, Investment Trust shall pay or make provisions for the payment of all of the debts and taxes of State Fund and distribute all remaining assets, if any, to shareholders of State Fund, and State Fund shall thereafter be terminated under Massachusetts law. The State Portfolio shall liquidate and deregister under the 1940 Act.

                  At, or as soon as may be practicable following the Closing Date, Investment Trust on behalf of State Fund shall instruct National Fund as to the amount of the pro rata interest of each of State Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Investment Trust), to be registered on the books of National Fund, in full and fractional National Fund Shares, in the name of each such shareholder, and National Fund agrees promptly to transfer the National Fund Shares then credited to the account of State Fund on the books of National Fund to open accounts on the share records of National Fund in the names of State Fund shareholders in accordance with said instruction. Each State Fund shareholder shall receive shares of the corresponding class of National Fund to the class of State Fund held by such shareholder. All issued and outstanding State Fund Shares shall thereupon be canceled on the books of Investment Trust. National Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.       STATE FUND SECURITIES

                  On the Delivery Date, State Portfolio shall deliver the Securities List and tax records. Such records shall be made available by State Portfolio prior to the Closing Date for inspection by the Treasurer (or his designee) and the auditors of National Fund and National Portfolio upon reasonable request. Notwithstanding the foregoing, it is expressly understood that State Portfolio may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as an open-end, management investment company.

6.       LIABILITIES AND EXPENSES

                  National Fund shall acquire all liabilities of State Fund, whether known or unknown, or contingent or determined. Investment Trust will discharge all known liabilities of State Fund, so far as may be possible, prior to the Closing Date. State Fund and National Fund shall bear their respective expenses, in connection with carrying out this Agreement.

7.       STATE AND NATIONAL PORTFOLIO REPRESENTATIONS AND WARRANTIES

                  Each of the State and National Portfolio hereby represents, warrants and agrees as follows:

         7.1 Legal Existence. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

         7.2 Registration under 1940 Act. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

         7.3 Financial Statements. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated March 31, 1999 (audited) fairly present the financial condition of the Portfolio as of said date in conformity with generally accepted accounting principles.

         7.4 No Material Events. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio which would materially affect its financial condition.

         7.5      Requisite  Approvals.  The  execution  and  delivery  of  this
                  Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on August 16, 1999.

         7.6 No Material Violations. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

         7.7 Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended March 31, 1999, and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

         7.8 Good and Marketable Title. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to State Fund. Upon delivery of such assets, State Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, restrictions (including such restrictions as might arise under the 1933 Act) and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which National Fund has notice and necessary documentation at or prior to the time of delivery.

         7.9 Books and Records. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.       INVESTMENT TRUST REPRESENTATIONS AND WARRANTIES

                  Investment Trust, on behalf of State and National Funds, hereby represents, warrants and agrees as follows:

         8.1 Legal Existence. Investment Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of State Fund and National Fund is a validly existing series of Investment Trust. Investment Trust is authorized to issue an unlimited number of shares of beneficial interest of National Fund.

         8.2 Registration under 1940 Act. Investment Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

         8.3 Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of State Fund and National Fund dated March 31, 1999, fairly present the financial condition of State Fund and National Fund as of said dates in conformity with generally accepted accounting principles.

         8.4 No Contingent Liabilities. There are no known contingent liabilities of State Fund or National Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Investment Trust threatened, against State Fund or National Fund which would materially affect its financial condition.

         8.5      Requisite  Approvals.  The  execution  and  delivery  of  this
                  Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Investment Trust by vote taken at a meeting of such Board duly called and held on August 16, 1999. No approval of the shareholders of National Fund is required in connection with this Agreement or the transaction contemplated hereby.

         8.6 No Material Violations. Investment Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of Investment Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Investment Trust is a party or by which it is bound.

         8.7 Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on State Fund or National Fund (i) each of State Fund and National Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended March 31, 1999 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of State Fund and National Fund has elected to be treated as a regulated investment company for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

         8.8 National Investment Trust N-1A Not Misleading. The National Investment Trust N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

         8.9 Proxy Materials. The Proxy Statement delivered to the State Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the
                  Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

9.       CONDITIONS PRECEDENT TO CLOSING

                  The obligations of the parties hereto shall be conditioned on the following:

         9.1      Representations   and  Warranties.   The  representations  and
                  warranties of the parties made herein will be true and correct on the Closing Date.

         9.2 Shareholder Approval. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of State Fund Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Investment Trust.

         9.3 Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         9.4 Registration Statement. The Investment Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Investment Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         9.5 Declaration of Dividend. Investment Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to State Fund shareholders all of State Fund' investment company taxable income for the final taxable period of State Fund, all of its net capital gain realized in the final taxable period of State Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Internal Revenue Code of 1986, as amended, over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of said Code for the final taxable period of State Fund.

         9.6 State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

         9.7 Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

         9.8 Due Diligence. Investment Trust shall have had reasonable opportunity to have its officers and agents review the records of State Portfolio.

         9.9 No Material Adverse Change. From the date of this Agreement, through the Closing Date, there shall not have been:

                  (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of State Fund or National Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

                  (2) any loss (whether or not covered by insurance) suffered by State Fund or National Fund materially and adversely affecting of State Fund or National Fund, other than depreciation of securities;

                  (3) issued by Investment Trust to any person any option to purchase or other right to acquire shares of any class of State Fund or National Fund Shares (other than in the ordinary course of Investment Trust's business as an open-end management investment company);

                  (4) any indebtedness incurred by State Portfolio or National Portfolio for borrowed money or any commitment to borrow money entered into by State Portfolio or National Portfolio except as permitted in State Investment Trust N-1A or National Investment Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

                  (5) any amendment to the Declaration of Trust or By-Laws of Investment Trust that will adversely affect the ability of Investment Trust to comply with the terms of this Agreement; or

                  (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of State Portfolio except as provided in State Investment Trust N-1A so long as it will not prevent Investment Trust from complying with Section 7.8.

         9.11 Lawful Sale of Shares. On the Closing Date, National Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Investment Trust, and conform in all substantial respects to the description thereof contained in the Investment Trust N-14 and Proxy Statement furnished to the State Fund shareholders and the National Fund Shares to be issued pursuant to paragraph
                  2.1 of this Agreement will be duly registered under the 1933 Act by the Investment Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

10.      ADDRESSES

                  All notices required or permitted to be given under this Agreement shall be given in writing to The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Eric G. Woodbury, Esq.), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

11.      TERMINATION

                  This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 7, 8 or 9 hereof have not been performed or do not exist on or before February 28, 2000. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

12.      MISCELLANEOUS

                  This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Investment Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Investment Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders.

13.      PUBLICITY

                  Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Investment Trust shall determine.

14.      AMENDMENTS

                  At any time prior to or after approval of this Agreement by State Fund shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of National Fund Shares to be received by State Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

15.      MASSACHUSETTS BUSINESS TRUST

                  References in this Agreement to Investment Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Investment Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of Investment Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Investment Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of Investment Trust as provided in such Declaration of Trust. No series of Investment Trust shall be liable for the obligations of any other series.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                                 EATON VANCE INVESTMENT TRUST
                                        (on behalf of Eaton Vance [Connecticut /
                                         Michigan] Limited Maturity Municipals
                                         Fund)

/s/ Eric G. Woodbury                    By: /s/ Thomas J. Fetter
--------------------                        --------------------
Assistant Secretary                         President

                                        EATON VANCE INVESTMENT TRUST
                                        (on  behalf of Eaton Vance National
                                         Limited Maturity Municipals Fund)

/s/ Eric G. Woodbury                    By: /s/ Thomas J. Fetter
--------------------                        --------------------
Assistant Secretary                         President

                                        [CONNECTICUT / MICHIGAN] LIMITED
                                        MATURITY MUNICIPALS PORTFOLIO

/s/ Eric G. Woodbury                    By: /s/ Thomas J. Fetter
--------------------                        --------------------
Assistant Secretary                         President

                                        NATIONAL LIMITED MATURITY
                                        MUNICIPALS PORTFOLIO

/s/ Eric G. Woodbury                    By: /s/ Thomas J. Fetter
--------------------                        --------------------
Assistant Secretary                         President

                                                                       Exhibit B

             Management's Discussion of National Fund's Performance
                       for the Year Ended March 31, 1999

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 LETTER TO SHAREHOLDERS

[PHOTO]           Eaton Vance National Limited Maturity Municipals Fund, Class
                  A, had a total return of 3.9% for the year ended March 31,
                  1999. That return was the result of a decline in net asset value (NAV) to $10.49 on March 31, 1999 from $10.58 on March
Thomas J. Fetter  31, 1998, and the reinvestment of $0.519 in dividends exempt
President         from regular federal income tax.(1)

Class B shares had a total return of 3.3% for the year ended March 31, 1999, the result of a decline in NAV to $10.49 from $10.58, and the reinvestment of $0.436 in dividends exempt from regular federal income tax.(1)

Class C shares had a total return of 3.2% for the year ended March 31, 1999, the result of a decline in NAV to $9.82 from $9.92, and the reinvestment of $0.418 in dividends exempt from regular federal income tax.(1)

Based on the Fund's most recent dividends and net asset values of $10.49, $10.49, and $9.82, respectively, the Fund's Class A, B, and C shares had distribution rates of 5.10%, 4.29%, and 4.28%, respectively, at March 31, 1999.(2) SEC 30-day yields for Classes A, B, and C shares were 4.26%, 3.61%, and 3.50%, respectively, at March 31, 1999.(3)

Municipal bonds trailed Treasuries through most of 1998, but rallied in the first quarter of 1999...

Through much of 1998, the Treasury bond market advanced strongly, amid continued low inflation and fears that an Asian financial crisis could provoke an economic slowdown. Municipal bonds trailed the Treasury market through much of 1998, but gained ground in the first quarter of 1999. A heavy new issue calendar produced supply pressures for the tax-exempt market, with more than $300 billion in new municipal issues coming to market in 1998. However, in the first three months of 1999, supply eased somewhat.

Taxes remain high, while tax reform is again stalled in Congress...

The election year promises of tax cuts appear to have reached a roadblock in Washington. Meanwhile, it is estimated that the average American worked until May 10 to pay his or her taxes in 1998, according to the Tax Foundation. That poses an enormous financial burden - and an increasing challenge for those who may be simultaneously paying for college tuition, caring for elderly parents, or trying to plan for their own retirement.

Amid low inflation and growing federal budget surpluses, we believe that the outlook for bonds remains favorable. At their recent levels, municipal bonds are especially attractive. Moreover, municipal bonds remain an excellent fixed-income alternative - to diversify one's investment portfolio and to help lower one's tax burden.


                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 9, 1999

---------------------------------------------------------------------------------------------------------------------------------
Fund Information
as of March 31, 1999


Performance(4)        Class A   Class B   Class C                                       Five Largest Sector Weightings(5)
----------------------------------------------------------------------------------      --------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------
One Year                3.9%      3.3%      3.2%                                        ESCROWED/PREREFUNDED            19.1%
Five Years              N.A.      5.0       4.7
Life of Fund+           6.6       5.2       3.8                                         INDUSTRIAL DEVELOPMENT BONDS  14.8%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)            GENERAL OBLIGATIONS   9.6%

----------------------------------------------------------------------------------      COGENERATION   8.8%
One Year                1.6%      0.3%      2.3%
Five Years              N.A.      5.0       4.7                                         HOSPITAL    7.1%
Life of Fund+           5.8       5.2       3.8
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.76% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

(1) These returns do not include the 2.25% maximum sales charge for the Fund's
Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or C shares. A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. Income may be subject to state tax.
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share
(annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1%
CDSC. (5) Five largest sector weightings account for 59.4% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 MANAGEMENT DISCUSSION

    [Photo]            An interview with
                       William H. Ahern,
William H. Ahern       portfolio manager of
Portfolio Manager      Eaton Vance National Limited
                       Maturity Municipals Fund.

                       Q: Bill, the financial markets featured a good deal of volatility in the past year. How did the intermediate segment of the municipal bond market fare in this volatile climate?

A: The past fiscal year proved a very challenging climate for fixed-income investors, with global currency crises brewing and growing economic concerns over Russia and Brazil. Intermediate-term municipals (i.e., those with maturities of between 3 and nine years) generally produced slightly lower returns than longer-term bonds for the entire year. However, when the financial markets were at their MOST volatile, intermediate-term bonds once again showed less volatility than bonds with longer-term maturities.

     The numbers tell the story. In October, financial worries in Asia, Russia and Latin America combined with the Long-Term Capital debacle to drive investors to the Treasury market. That trend significantly weakened non-Treasury markets - including municipal bonds. In the October flight to Treasuries, yields on existing 30-year municipal bonds rose from 4.97% to 5.03%. However, yields on existing five-year municipal bond yields actually DECLINED during the same period, falling from 3.92% to 3.81%. The outperformance of the intermediate sector in a period of financial turmoil demonstrated a major reason they appeal to conservative investors.

Q:   How did the market's volatility affect your strategy?

A: The Portfolio was well-positioned to weather the market's volatility. In an uncertain economic environment, fixed-income investors may seek to shorten the duration of their investments. Consistent with its investment mandate, the Portfolio maintained a shorter duration than those typically maintained by long-term funds. At March 31, the Portfolio's average dollar-weighted duration was 6.5 years. In addition, the Portfolio was extremely well diversified along market sectors and industries. Finally, the Portfolio was well-served by its premium bonds. Typically, these high-coupon issues have provided an extra measure of protection in a difficult market environment.

Q:   How have you positioned the Portfolio in recent months?

A: Escrowed bonds - bonds that have been prerefunded in anticipation of their call date and backed by Treasury bonds were the Portfolio's largest sector weighting at March 31, constituting 19.1% of the Portfolio. Industrial develop-



Portfolio Quality Weightings(1)       Portfolio Overview(1)                (1)Because the Fund is actively managed, Portfolio
-----------------------------         -------------------                     Ratings and Portfolio Overview are subject to change.
                AAA        12.9%      Number of Issues               87
                AA          7.7%      Average Rating               BBB+
[Pie Chart]     A          17.1%      Duration                 6.5 Yrs.
                Not rated  42.3%      Effective Maturity       9.1 Yrs.
                B           1.0%      Average Call             8.0 Yrs.
                BB          3.3%      Average Dollar Price      $102.00
                BBB        20.5%

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 MANAGEMENT DISCUSSION CONT'D

     ment bonds (IDB) represented another 14.8% of the Portfolio. General obligations of city, state, and agency issuers were the third largest weighting, at 9.6% of the Portfolio.

Q: Could you define industrial development bonds and indicate why you like them?

A: Certainly. Various development agencies at the state and local levels issue industrial development bonds to help promote economic and industrial development. The bonds finance public works, such as airports or port facilities; industrial developments for private companies; and pollution control facilities designed to promote a cleaner environment.

     These bonds benefit the public because they typically finance industrial projects and promote job creation; they are popular with private enterprise because they provide vital financial support; and they're appealing to investors because they may offer very attractive tax-exempt yields.

     We made a major effort to further diversify the Portfolio's IDB holdings, especially in light of an uncertain economic climate. The Portfolio's bonds financed projects for companies that included International Paper Co., American Airlines, and consumer products leader Proctor & Gamble.

-------------------------------------------------------------------------------
Your Investment at Work                                               [GRAPHIC]

  New Jersey Economic
  Development Authority
  The Chelsea at East Brunswick

- These bonds were issued to finance the construction costs of an assisted living facility in East Brunswick run by the Chelsea Management Group.

- The facility provides senior citizens with an attractive living alternative, featuring a wide array of services, including meals, housekeeping, transportation, exercise and leisure activities.

- The bond carries an exceptional 8.00% coupon. This issue was representative of the Portfolio's efforts to find good income opportunities in research-intensive, non-rated bonds.
-------------------------------------------------------------------------------

Q:   How did the Portfolio benefit from its escrowed bond holdings?

A: Escrowed bonds are bonds that have been pre-refunded by their issuers. Typically, issuers take advantage of a significant decline in interest rates, such as we've seen in recent years, to refinance outstanding debt. While the issuer is able to lower its interest costs, the outstanding bonds are backed by U.S. Treasury bonds and therefore regarded as very high quality. The Portfolio benefited because the value of these bonds increased significantly following their pre-refunding.

Q:   Are you still seeing value in the non-rated segment of the market?

A: Yes, we've continued to find value among non-rated bonds, although we've become more selective. There has been an ongoing trend in recent years toward the issuance of insured bonds. That, in turn, has created an increasingly generic municipal bond market, with fewer opportunities among single-A and double-A rated bonds. As a result, quality spreads have narrowed dramatically. Lower-rated and non-rated rated bonds have subsequently outperformed higher-rated issues such as insured bonds.

     In that changing marketplace, we have made the non-rated segment a specialty at Eaton Vance. By increasing our research and resources in this part of the market, we've been able to uncover promising non-rated opportunities. However, at this advanced state of the economic expansion, we believe it is prudent to become increasingly selective about the projects in which we participate.

Q:   In what sectors have you found opportunities in non-rated bonds?

A: Our non-rated bond holdings are very well diversified, including housing bonds, general obligations, hospitals, industrial development bonds, and senior living/life care bonds.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 MANAGEMENT DISCUSSION CONT'D

     Senior living and life care facilities have continued to play an important role in the Portfolio. With the aging of the population, providing housing and ongoing care for senior citizens has become a growth industry.

     Senior living facilities provide a range of services that can be tailored to the particular needs of individual residents. Facilities may include apartments for those who are able to live independently, as well as more advanced care for those who need day-to-day assistance. This concept has become so popular in recent years that there is a danger of overbuilding in some areas. That is where our research and experience have given us a distinct advantage.

Q:   Bill, what is your outlook for the municipal market in the coming year?

A: For several years running, the economy has registered fairly strong growth while inflation has not posed a significant threat. That suggests a good climate for the bond market. In addition, the elimination of federal budget deficits should result in a reduced supply of bonds in coming years - another positive trend.

     As for the municipal market, there appears to be unusually good value in municipal bonds. Clearly, while many investors have enjoyed the unprecedented returns the equity market has produced in recent years, we believe it is a prudent move to re-allocate some assets to fixed-income investments, especially with increasing global tensions. The uncertainties of global politics could well contribute to more market volatility in the future. For risk-averse investors who want a competitive level of tax-free income, I believe the intermediate-term municipals merit some attention.1

     (1) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. Income may be subject to state tax.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NATIONAL LIMITED MATURITY MUNCIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX*
MAY 31, 1992 - MARCH 31, 1999

          DATE        FUND/NAV     LB7YMBI
       5/31/92         $10,000     $10,000
       6/30/92         $10,120     $10,159
       7/31/92         $10,459     $10,462
       8/31/92         $10,327     $10,354
       9/30/92         $10,391     $10,438
      10/31/92         $10,274     $10,368
      11/30/92         $10,517     $10,522
      12/31/92         $10,613     $10,608
       1/31/92         $10,722     $10,763
       2/28/93         $11,041     $11,093
       3/31/93         $10,905     $10,947
       4/30/93         $10,983     $11,015
       5/31/93         $11,031     $11,048
       6/30/93         $11,157     $11,250
       7/31/93         $11,180     $11,252
       8/31/93         $11,344     $11,451
       9/30/93         $11,441     $11,577
      10/31/93         $11,464     $11,607
      11/30/93         $11,391     $11,505
      12/31/93         $11,549     $11,716
       1/31/94         $11,652     $11,840
       2/28/94         $11,465     $11,583
       3/31/94         $11,134     $11,274
       4/30/94         $11,193     $11,356
       5/31/94         $11,258     $11,413
       6/30/94         $11,224     $11,392
       7/31/94         $11,357     $11,553
       8/31/94         $11,381     $11,613
       9/30/94         $11,281     $11,502
      10/31/94         $11,171     $11,387
      11/30/94         $11,023     $11,221
      12/31/94         $11,180     $11,391
       1/31/95         $11,369     $11,604
       2/28/95         $11,556     $11,866
       3/31/95         $11,627     $11,989
       4/30/95         $11,635     $12,021
       5/31/95         $11,821     $12,341
       6/30/95         $11,780     $12,330
       7/31/95         $11,880     $12,487
       8/31/95         $11,965     $12,634
       9/30/95         $12,029     $12,683
      10/31/95         $12,117     $12,793
      11/30/95         $12,227     $12,934
      12/31/95         $12,279     $13,003
       1/31/96         $12,368     $13,129
       2/28/96         $12,302     $13,084
       3/31/96         $12,151     $12,956
       4/30/96         $12,133     $12,932
       5/31/96         $12,113     $12,913
       6/30/96         $12,148     $13,012
       7/31/96         $12,201     $13,120
       8/31/96         $12,232     $13,127
       9/30/96         $12,351     $13,246
      10/31/96         $12,442     $13,388
      11/30/96         $12,647     $13,612
      12/31/96         $12,569     $13,570
       1/31/97         $12,538     $13,619
       2/28/97         $12,662     $13,732
       3/31/97         $12,553     $13,554
       4/30/97         $12,658     $13,624
       5/31/97         $12,803     $13,795
       6/30/97         $12,900     $13,927
       7/31/97         $13,133     $14,249
       8/31/97         $13,053     $14,149
       9/30/97         $13,163     $14,298
      10/31/97         $13,221     $14,383
      11/30/97         $13,296     $14,434
      12/31/97         $13,493     $14,610
       1/31/98         $13,669     $14,763
       2/28/98         $13,719     $14,777
       3/31/98         $13,747     $14,777
       4/30/98         $13,702     $14,691
       5/31/98         $13,852     $14,907
       6/30/98         $13,899     $14,949
       7/31/98         $13,905     $14,999
       8/31/98         $14,048     $15,227
       9/30/98         $14,132     $15,423
      10/31/98         $14,112     $15,445
      11/30/98         $14,125     $15,487
      12/31/98         $14,159     $15,520
       1/31/99         $14,250     $15,747
       2/28/99         $14,196     $15,657
       3/31/99         $14,200     $15,652


Performance**                 Class A    Class B   Class C
----------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------
One Year                       3.9%       3.3%       3.2%
Five Years                     N.A.       5.0        4.7
Life of Fund+                  6.6        5.2        3.8

SEC Average Annual Total Returns (including sales charge or
applicable CDSC)
-----------------------------------------------------------
One Year                       1.6%       0.3%       2.3%
Five Years                     N.A.       5.0        4.7
Life of Fund+                  5.8        5.2        3.8

+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

* Source: TowersData, Bethesda, MD.

  The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of intermediate-term municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,911 on March 31, 1999; $11,645, including the Fund's 2.25% maximum sales charge. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have been worth $12,165 on March 31, 1999.

**Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects
  1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

            EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
                                                                          PROXY
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned, revoking all previous proxies for his or her shares, hereby acknowledges receipt of the notice of meeting and proxy statement dated September 17, 1999, and appoints Alan R. Dynner and Eric G. Woodbury, and each of them as proxies, with power of substitution, to vote all shares of Eaton Vance Connecticut Limited Maturity Municipals Fund ("Connecticut Fund"), which the undersigned is entitled to vote at the special meeting of the shareholders of Connecticut Fund to be held at The Eaton Vance Building, 255 State Street, Boston, Massachusetts, on October 29, 1999 at 1:30 p.m. local time, including any adjournments thereof, upon such business as may be properly brought before the meeting and specifically upon the proposal set out on the back of this Proxy.

         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION. AS TO ANY OTHER MATTERS, SAID PROXIES SHALL VOTE IN ACCORDANCE WITH THEIR BEST JUDGMENT.

        (PLEASE MARK AND SIGN ON REVERSE SIDE AND RETURN PROMPTLY IN THE
                              ENCLOSED ENVELOPE.)

             For a copy of the prospectus of Eaton Vance Connecticut
                        Municipals Fund check here. ____
-------------------------------------------------------------------------------

      To vote on the following proposal, please indicate your vote for each of your accounts beneath your account number.

               Account No.                 No. of Shares


         Approve of an Agreement and Plan of Reorganization between Eaton Vance Investment Trust on behalf of Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance National Limited Maturity Municipals Fund and the transactions contemplated thereby, as described in the accompanying proxy statement/prospectus.


                                   ____FOR       ____AGAINST      ____ABSTAIN

                                   Dated_______________________________  , 1999

                                   ____________________________________________

                                   ____________________________________________

                                   ____________________________________________
                                                 Signature(s)

                                   ____________________________________________
                                                 Signature(s)

                                       (Sign exactly as name appears hereon)

                                             IMPORTANT-PLEASE READ

                                   If more than one owner, each must sign. If the signer is a corporation, please sign full corporate name by duly authorized officer. Executors, administrators, trustees, guardians, custodians, attorneys-in-fact, etc., should so indicate when signing.

      PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE
                               ENCLOSED ENVELOPE.

              EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND
                                                                          PROXY
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned, revoking all previous proxies for his or her shares, hereby acknowledges receipt of the notice of meeting and proxy statement dated September 17, 1999, and appoints Alan R. Dynner and Eric G. Woodbury, and each of them as proxies, with power of substitution, to vote all shares of Eaton Vance Michigan Limited Maturity Municipals Fund ("Michigan Fund"), which the undersigned is entitled to vote at the special meeting of the shareholders of Michigan Fund to be held at The Eaton Vance Building, 255 State Street, Boston, Massachusetts, on October 29, 1999 at 1:30 p.m. local time, including any adjournments thereof, upon such business as may be properly brought before the meeting and specifically upon the proposal set out on the back of this Proxy.

         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION. AS TO ANY OTHER MATTERS, SAID PROXIES SHALL VOTE IN ACCORDANCE WITH THEIR BEST JUDGMENT.

        (PLEASE MARK AND SIGN ON REVERSE SIDE AND RETURN PROMPTLY IN THE
                              ENCLOSED ENVELOPE.)

              For a copy of the prospectus of Eaton Vance Michigan
                        Municipals Fund check here. ____

-------------------------------------------------------------------------------

      To vote on the following proposal, please indicate your vote for each of your accounts beneath your account number.

                Account No.                     No. of Shares

         Approve of an Agreement and Plan of Reorganization between Eaton Vance Investment Trust on behalf of Eaton Vance Michigan Limited Maturity Municipals Fund and Eaton Vance National Limited Maturity Municipals Fund and the transactions contemplated thereby, as described in the accompanying proxy statement/prospectus.


                                        ___FOR      ___AGAINST      ___ABSTAIN

                                        Dated____________________________,1999

                                        _______________________________________

                                        _______________________________________

                                        _______________________________________
                                                     Signature(s)

                                        _______________________________________
                                                     Signature(s)

                                         (Sign exactly as name appears hereon)

                                                IMPORTANT-PLEASE READ

                                        If more than one owner,  each must sign.
                                        If the signer is a corporation,  please
                                        sign full corporate name by duly
                                        authorized officer. Executors,
                                        administrators, trustees,  guardians,
                                        custodians,  attorneys-in-fact,  etc.,
                                        should so indicate when signing.

      PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE
                               ENCLOSED ENVELOPE.

                                     PART B
                                     ------

              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
              -----------------------------------------------------


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                               September 23, 1999

--------------------------------------------------------------------------------

                    Acquisition of the Assets of Eaton Vance
                   Connecticut and Michigan Limited Maturity
                                Municipals Funds
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                           Telephone: (617) 482-8260

                   By and in Exchange fro Class A and Class B
                     Shares of Eaton Vance National Limited
                            Maturity Municipals Fund
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                           Telephone: (617) 482-8260

     This Statement of Additional Information is available to the shareholders of Eaton Vance Connecticut and Michigan Limited Maturity Municipals Funds ("State Funds"), series of Eaton Vance Investment Trust, in connection with two proposed transactions whereby Eaton Vance National Limited Maturity Municipals Fund ("National Fund"), also a series of Eaton Vance Investment Trust, will acquire all of the assets of each State Fund in exchange for Class A and Class B shares of National Fund and will assume all of the liabilities of each State Fund.

     This Statement of Additional Information of National Fund consists of this cover page and the following documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of National Fund dated August 1, 1999, containing financial statements of National Fund for the year ended March 31, 1999;

     (2) Annual Report of State Funds containing Financial Statements for the year ended March 31, 1999; and

     (3)  Proforma Financial Statements.

     This Statement of Additional Information is not a Prospectus. A Prospectus/Proxy Statement dated September 23, 1999 relating to the reorganization of State Funds may be obtained by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling 1-800-225-6265. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1999

                                 EATON VANCE
                  NATIONAL LIMITED MATURITY MUNICIPALS FUND

                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265


    This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                                                          Page


Strategies and Risks ...............................................        2
Investment Restrictions ............................................        7
Management and Organization ........................................        8
Investment Advisory and Administrative Services ....................       12
Other Service Providers ............................................       13
Purchasing and Redeeming Shares ....................................       14
Sales Charges ......................................................       15
Performance ........................................................       19
Taxes ..............................................................       20
Portfolio Security Transactions ....................................       22
Financial Statements ...............................................       24


Appendices:
A: Class A Fees, Performance and Ownership .........................      a-1
B: Class B Fees, Performance and Ownership .........................      b-1
C: Class C Fees, Performance and Ownership .........................      c-1
D: Tax Equivalent Yield Table ......................................      d-1
E: Ratings .........................................................      e-1

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS


MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.


    The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations are dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

ISSUER CONCENTRATION. The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

DURATON. In pursuing its investment objective, the Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser's opinion, is a more accurate measure of a municipal obligation's sensitivity to changes in interest rates. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

MUNICIPAL LEASES. The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

    Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

    The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. The Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.


INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


ILLIQUID OBLIGATIONS. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

    The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

SECURITIES LENDING. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CTFC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

ASSET COVERAGE REQUIREMENTS. Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because municipal debt obligations are not voting securities).


TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


PORTFOLIO TURNOVER. The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

    (1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without approval by the Fund or its other investors. The Fund and the Portfolio will not:

    (a) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

    (b) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent the eligible buyers became uninterested in purchasing such securities.

    Neither the Fund nor the Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Fund or the Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund and the Portfolio reserve the right to invest more than 25% of total assets in each of these sectors.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

    Whenever an investment policy or investment restriction set forth in the prospectus or in this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Moreover, the Fund and the Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust, or the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (38), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July 1997 to April 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July 1997 to April 1999). Executive Vice President of Smith Barney Mutual Funds (from July 1994 to June 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, New York, New York 10019

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (57), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance, EVC and
  EV, and a Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Street, Westwood, Massachusetts 02090

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS J. FETTER (55), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR. (39), Vice President of the Portfolio
Vice President of BMR and Eaton Vance since January, 1996. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (42), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of BMR and Eaton Vance. Officer of various other investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (42), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended March 31, 1999, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio, and for the year ended December 31, 1998, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                SOURCE OF              JESSICA M.      DONALD R.       SAMUEL L.       NORTON H.        LYNN A.         JACK L.
               COMPENSATION          BIBLIOWICZ(6)       DWIGHT        HAYES, III        REAMER         STOUT(6)        TREYNOR
                ---------               -------         -------         -------         -------         -------         -------
Trust(2) ...........................    $   644         $    669        $    675        $    623        $   689         $    704
Portfolio...........................        239              335(3)          386             374            272              392
Trust and Fund Complex .............     33,334          160,000(4)      170,000(5)      160,000         32,842          170,000

----------
(1) As of August 1, 1999, the Eaton Vance fund complex consists of 154 registered investment companies or series thereof.
(2) The Trust consisted of 10 Funds as of March 31, 1999.
(3) Includes $173 of deferred compensation.
(4) Includes $60,000 of deferred compensation.
(5) Includes $41,563 of deferred compensation.
(6) Ms. Bibliowicz and Ms. Stout were elected Trustees on October 30, 1998.

ORGANIZATION. The Fund is a series of the Trust, which is organized under Massachusetts law as a business trust and is operated as an open-end management investment company. The Fund established multiple classes of shares on June 27, 1996. The Fund established Class C on April 1, 1998. Class A and Class B were known as Class II and Class I of the Fund prior to such date. Class C is the successor to the operations of a separate series of the Trust.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    The Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.


    For a description of the compensation that the Portfolio pays BMR, see the prospectus. On March 31, 1999, the Portfolio had net assets of $89,966,394. For the fiscal years ended March 31, 1999, 1998 and 1997, the Portfolio paid BMR advisory fees of $433,524, $466,594 and $575,268, respectively (equivalent to 0.48% of the Portfolio's average net assets for each such year).


    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter, and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portoflio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Fund.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plans for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minumum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, accounting firms and consulting firms providing services to Eaton Vance and the Eaton Vance Funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


CONVERSION FEATURE. Class B shares held for the longer of (i) four years or
(ii) the time at which the CDSC applicable to such shares expires (the "holding period") will automatically convert to Class A shares. Such conversion will occur on or about the eighteenth day of the month in which the holding period expires. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

DISTRIBUTION AND SERVICE PLANS. The Trust has adopted a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that the Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed .15% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders, provided that the aggregate amount of payments made in any fiscal year does not exceed .25% of average daily net assets. For the service fees paid by Class A shares, see Appendix A.

    The Trust has also adopted compensation-type Distribution Plans ("Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .85% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C, respectively.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

    The Class B and Class C Plans also authorizes each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B and Class C Plans by authorizing each Class B and Class C to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed .15% of the average daily net assets for any fiscal year which is based on the value of Class B and Class C shares sold by such persons and remaining outstanding for at least 12 months. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .15% of the purchase price of the Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .15% of the value of Class C shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid by Class B and Class C shares, see Appendix B and Appendix C, respectively.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B and Class C Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A, Class B and Class C Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plans will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes, (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum initial sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. The Fund may also publish total return figures for each Class based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. The yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed on certain redemptions at the rates set forth under "Sales Charges" in the prospectus. Yield calculations assume the current maximum sales charge for Class A shares set forth under "Sales Charges" in the prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by one minus a stated rate.

    The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Trust (or Principal Underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, ratings, charts and/ or illustrations prepared by independent sources, (such as Lipper Inc., Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effect on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds, and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected expenses);
        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1999. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code
Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities, and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

STATE, LOCAL AND FOREIGN TAXES
    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders, with respect to net tax exempt income earned, the percentage representing the proportionate ratio of such income earned in each state.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including state obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities market, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    The Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or Eaton Vance may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized invesment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended March 31, 1999, 1998 and 1997, the Portfolio paid brokerage commissions of $8,942, $14,673 and $61,353, respectively, on portfolio security transactions aggregating approximately $184,846,877, $242,021,306 and $477,279,677, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                             FINANCIAL STATEMENTS

    The audited financial statements of and independent auditors' reports for, the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders, which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended March 31, 1999, as previously filed electronically with the Commission (Accession No. 00001047469-99-022825).

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP


SERVICE FEES
    During the fiscal year ended March 31, 1999, Class A made service fee payments under the Plan aggregating $97,308, of which $86,436 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with the sales of Class A shares during the fiscal year ended March 31, 1999 was $60,134, of which $2,943 was received by the principal underwriter. For the fiscal year ended March 31, 1999, investment dealers received $57,191 from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class A paid the principal underwriter $897.50 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average total return on a hypothetical investment in shares of $1,000. Total return for the period prior to June 27, 1996 reflects the total return of Class B adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 2.25%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


                                                    VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/99     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of Fund                   5/22/92        $977.52        $1,414.50       44.70%          5.53%         41.45%         5.18%
5 Years Ended 3/31/99          3/31/94        $977.86        $1,270.91       29.97%          5.38%         27.09%         4.91%
1 Year Ended 3/31/99           3/31/98        $977.81        $1,015.88        3.89%          3.89%          1.59%         1.59%

----------
* Class A shares were established June 27, 1996.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of July 1, 1999, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL and Mars & Co., Boston, MA were the record owners of approximately 19% and 9.3%, respectively, of the outstanding Class A shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding Class A shares as of such date.

                                  APPENDIX B


                   CLASS B FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1999, the principal underwriter paid to investment dealers sales commissions of $28,055 on sales of Class B shares. During the same period, the Fund made distribution payments to the principal underwriter under the Distribution Plan aggregating $54,772 and the principal underwriter received approximately $20,000 in CDSCs imposed on early redeeming shareholders. These distribution payments and CDSC payments reduced uncovered distribution charges under the Plan. As at March 31 1999, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $352,000 (which amount was equivalent to 6.4% of the net assets attributable to Class B on such day). During the fiscal year ended March 31, 1999, Class B made service fee payments to the principal underwriter and investment dealers aggregating $12,171 of which $12,156 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, the Fund paid the principal underwriter $190.00 for repurchase transactions handled by the principal underwriter.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.


                                                    VALUE OF A $1,000 INVESTMENT

                                              VALUE OF         VALUE OF
                                               INVEST-          INVEST-
                                             MENT BEFORE      MENT AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC          DEDUCTING THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON          CDSC ON      --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT       3/31/99          3/31/99       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund              5/22/92       $1,000        $1,419.96        $1,419.96        42.00%        5.24%         42.00%        5.24%
5 Years Ended
3/31/99           3/31/94       $1,000        $1,275.38        $1,275.38        27.54%        4.99%         27.54%        4.99%
1 Year Ended
3/31/99           3/31/98       $1,000        $1,032.94        $1,003.20         3.29%        3.29%          0.32%        0.32%


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of July 1, 1999, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, and CIBC World Markets Corp., New York, NY were the record owners of approximately 1.7% and 8.7%, respectively, of the outstanding Class B shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding Class B shares as of such date.

                                  APPENDIX C


                   CLASS C FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended March 31, 1999, the principal underwriter paid to investment dealers sales commissions of $68,717 on sales of Class C shares. During the same period, the Fund made distribution payments to the principal underwriter under the Distribution Plan aggregating $72,138 and the principal underwriter received approximately $1,000 in CDSCs imposed on early redeeming shareholders. These distribution payments and CDSC payments reduced uncovered distribution charges under the Plan. As at March 31, 1999, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $4,502,000 (which amount was equivalent to 40% of the net assets attributable to Class C on such day). During the fiscal year ended March 31, 1999, Class C made service fee payments to the principal underwriter and investment dealers aggregating $20,422 of which $11,366 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended March 31, 1999, Class C paid the principal underwriter $150.00 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to April 1, 1998 reflects the total return of the predecessor to Class
C. Total return prior to December 8, 1993 reflects the total return of Class B, adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class C total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


                                                    VALUE OF A $1,000 INVESTMENT

                                               VALUE OF         VALUE OF
                                              INVESTMENT       INVESTMENT       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                BEFORE           AFTER               DEDUCTING                   DEDUCTING
                                               DEDUCTING       DEDUCTING              THE CDSC                    THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       THE CDSC         THE CDSC     --------------------------  --------------------------
   PERIOD*          DATE       INVESTMENT     ON 3/31/99       ON 3/31/99     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  ------------  ---------------  --------------  ------------  ------------  ------------  ------------
Life of Fund      5/22/92        $1,000        $1,400.34       $1,400.34        40.03%        5.03%         40.03%        5.03%
5 Years Ended
3/31/99           3/31/94        $1,000        $1,260.85       $1,260.85        26.08%        4.74%         26.08%        4.74%
1 Year Ended
3/31/99           3/31/98        $1,000        $1,032.36       $1,022.46         3.24%         3.24%         2.25%        2.25%


------------
* Predecessor Fund commenced operations on December 8, 1993.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at July 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class C shares of the Fund. As of July 1, 1999, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL and Donaldson Lufkin Jenrette Securities Corporation, Jersey City, NJ were the record owners of approximately 40.0% and 8.1%, respectively, of the outstanding Class C shares which are held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding Class C shares as of such date.

                    APPENDIX D: TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax laws and tax rates applicable to 1999.

                                              MARGINAL
    SINGLE RETURN         JOINT RETURN        INCOME                                   TAX-EXEMPT YIELD
---------------------  -------------------      TAX      --------------------------------------------------------------------------
            (TAXABLE INCOME)*                 BRACKET       4%        4.5%        5%        5.5%        6%        6.5%        7%
------------------------------------------  -----------  --------------------------------------------------------------------------
                                                                                  Equivalent Taxable Yield
       Up to $ 25,750       Up to $ 43,050    15.00%       4.71%      5.29%      5.88%       6.47%      7.06%      7.65%     8.24%
    $ 25,751-$ 62,450    $ 43,051-$104,050    28.00        5.56       6.25       6.94        7.64       8.33       9.03      9.72
    $ 62,451-$130,250    $104,051-$158,550    31.00        5.80       6.52       7.25        7.97       8.70       9.42     10.14
    $130,251-$283,150    $158,551-$283,150    36.00        6.25       7.03       7.81        8.59       9.38      10.16     10.94
        Over $283,150        Over $283,150    39.60        6.62       7.45       8.28        9.11       9.93      10.76     11.59
------------------------------------------  -----------  --------------------------------------------------------------------------

* Net amount subject to federal personal income tax after deductions and exemptions.

 Note: The above indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $126,600. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross incomes in excess of $126,600 and joint filers with adjusted gross income in excess of $189,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

----------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short-term credit risk and long-term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short-term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                                  FITCH IBCA

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

[LOGO]    MUTUAL FUNDS
          FOR PEOPLE                              [Picture of Brick Wall]
          WHO PAY                                     [Education Sign]
          TAXES



     ANNUAL REPORT MARCH 31, 1999


[Photo of Highway at Night]            EATON VANCE
                                         NATIONAL
                                     LIMITED MATURITY
                                      MUNICIPALS FUND



[Photo of Suspension Bridge]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 LETTER TO SHAREHOLDERS

[PHOTO]           Eaton Vance National Limited Maturity Municipals Fund, Class
                  A, had a total return of 3.9% for the year ended March 31,
                  1999. That return was the result of a decline in net asset value (NAV) to $10.49 on March 31, 1999 from $10.58 on March
Thomas J. Fetter  31, 1998, and the reinvestment of $0.519 in dividends exempt
President         from regular federal income tax.(1)

Class B shares had a total return of 3.3% for the year ended March 31, 1999, the result of a decline in NAV to $10.49 from $10.58, and the reinvestment of $0.436 in dividends exempt from regular federal income tax.(1)

Class C shares had a total return of 3.2% for the year ended March 31, 1999, the result of a decline in NAV to $9.82 from $9.92, and the reinvestment of $0.418 in dividends exempt from regular federal income tax.(1)

Based on the Fund's most recent dividends and net asset values of $10.49, $10.49, and $9.82, respectively, the Fund's Class A, B, and C shares had distribution rates of 5.10%, 4.29%, and 4.28%, respectively, at March 31, 1999.(2) SEC 30-day yields for Classes A, B, and C shares were 4.26%, 3.61%, and 3.50%, respectively, at March 31, 1999.(3)

Municipal bonds trailed Treasuries through most of 1998, but rallied in the first quarter of 1999...

Through much of 1998, the Treasury bond market advanced strongly, amid continued low inflation and fears that an Asian financial crisis could provoke an economic slowdown. Municipal bonds trailed the Treasury market through much of 1998, but gained ground in the first quarter of 1999. A heavy new issue calendar produced supply pressures for the tax-exempt market, with more than $300 billion in new municipal issues coming to market in 1998. However, in the first three months of 1999, supply eased somewhat.

Taxes remain high, while tax reform is again stalled in Congress...

The election year promises of tax cuts appear to have reached a roadblock in Washington. Meanwhile, it is estimated that the average American worked until May 10 to pay his or her taxes in 1998, according to the Tax Foundation. That poses an enormous financial burden - and an increasing challenge for those who may be simultaneously paying for college tuition, caring for elderly parents, or trying to plan for their own retirement.

Amid low inflation and growing federal budget surpluses, we believe that the outlook for bonds remains favorable. At their recent levels, municipal bonds are especially attractive. Moreover, municipal bonds remain an excellent fixed-income alternative - to diversify one's investment portfolio and to help lower one's tax burden.



                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 9, 1999

---------------------------------------------------------------------------------------------------------------------------------
Fund Information
as of March 31, 1999


Performance(4)        Class A   Class B   Class C                                       Five Largest Sector Weightings(5)
----------------------------------------------------------------------------------      --------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------
One Year                3.9%      3.3%      3.2%                                        ESCROWED/PREREFUNDED            19.1%
Five Years              N.A.      5.0       4.7
Life of Fund+           6.6       5.2       3.8                                         INDUSTRIAL DEVELOPMENT BONDS  14.8%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)            GENERAL OBLIGATIONS   9.6%

----------------------------------------------------------------------------------      COGENERATION   8.8%
One Year                1.6%      0.3%      2.3%
Five Years              N.A.      5.0       4.7                                         HOSPITAL    7.1%
Life of Fund+           5.8       5.2       3.8
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.76% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

(1) These returns do not include the 2.25% maximum sales charge for the Fund's
Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or C shares. A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. Income may be subject to state tax.
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share
(annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1%
CDSC. (5) Five largest sector weightings account for 59.4% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 MANAGEMENT DISCUSSION

    [Photo]            An interview with
                       William H. Ahern,
William H. Ahern       portfolio manager of
Portfolio Manager      Eaton Vance National Limited
                       Maturity Municipals Fund.

                       Q: Bill, the financial markets featured a good deal of volatility in the past year. How did the intermediate segment of the municipal bond market fare in this volatile climate?

A: The past fiscal year proved a very challenging climate for fixed-income investors, with global currency crises brewing and growing economic concerns over Russia and Brazil. Intermediate-term municipals (i.e., those with maturities of between 3 and nine years) generally produced slightly lower returns than longer-term bonds for the entire year. However, when the financial markets were at their MOST volatile, intermediate-term bonds once again showed less volatility than bonds with longer-term maturities.

     The numbers tell the story. In October, financial worries in Asia, Russia and Latin America combined with the Long-Term Capital debacle to drive investors to the Treasury market. That trend significantly weakened non-Treasury markets - including municipal bonds. In the October flight to Treasuries, yields on existing 30-year municipal bonds rose from 4.97% to 5.03%. However, yields on existing five-year municipal bond yields actually DECLINED during the same period, falling from 3.92% to 3.81%. The outperformance of the intermediate sector in a period of financial turmoil demonstrated a major reason they appeal to conservative investors.

Q:   How did the market's volatility affect your strategy?

A: The Portfolio was well-positioned to weather the market's volatility. In an uncertain economic environment, fixed-income investors may seek to shorten the duration of their investments. Consistent with its investment mandate, the Portfolio maintained a shorter duration than those typically maintained by long-term funds. At March 31, the Portfolio's average dollar-weighted duration was 6.5 years. In addition, the Portfolio was extremely well diversified along market sectors and industries. Finally, the Portfolio was well-served by its premium bonds. Typically, these high-coupon issues have provided an extra measure of protection in a difficult market environment.

Q:   How have you positioned the Portfolio in recent months?

A: Escrowed bonds - bonds that have been prerefunded in anticipation of their call date and backed by Treasury bonds were the Portfolio's largest sector weighting at March 31, constituting 19.1% of the Portfolio. Industrial develop-



Portfolio Quality Weightings(1)       Portfolio Overview(1)                (1)Because the Fund is actively managed, Portfolio
-----------------------------         -------------------                     Ratings and Portfolio Overview are subject to change.
                AAA        12.9%      Number of Issues               87
                AA          7.7%      Average Rating               BBB+
[Pie Chart]     A          17.1%      Duration                 6.5 Yrs.
                Not rated  42.3%      Effective Maturity       9.1 Yrs.
                B           1.0%      Average Call             8.0 Yrs.
                BB          3.3%      Average Dollar Price      $102.00
                BBB        20.5%

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 MANAGEMENT DISCUSSION CONT'D

     ment bonds (IDB) represented another 14.8% of the Portfolio. General obligations of city, state, and agency issuers were the third largest weighting, at 9.6% of the Portfolio.

Q: Could you define industrial development bonds and indicate why you like them?

A: Certainly. Various development agencies at the state and local levels issue industrial development bonds to help promote economic and industrial development. The bonds finance public works, such as airports or port facilities; industrial developments for private companies; and pollution control facilities designed to promote a cleaner environment.

     These bonds benefit the public because they typically finance industrial projects and promote job creation; they are popular with private enterprise because they provide vital financial support; and they're appealing to investors because they may offer very attractive tax-exempt yields.

     We made a major effort to further diversify the Portfolio's IDB holdings, especially in light of an uncertain economic climate. The Portfolio's bonds financed projects for companies that included International Paper Co., American Airlines, and consumer products leader Proctor & Gamble.

-------------------------------------------------------------------------------
Your Investment at Work                                               [GRAPHIC]

  New Jersey Economic
  Development Authority
  The Chelsea at East Brunswick

- These bonds were issued to finance the construction costs of an assisted living facility in East Brunswick run by the Chelsea Management Group.

- The facility provides senior citizens with an attractive living alternative, featuring a wide array of services, including meals, housekeeping, transportation, exercise and leisure activities.

- The bond carries an exceptional 8.00% coupon. This issue was representative of the Portfolio's efforts to find good income opportunities in research-intensive, non-rated bonds.
-------------------------------------------------------------------------------

Q:   How did the Portfolio benefit from its escrowed bond holdings?

A: Escrowed bonds are bonds that have been pre-refunded by their issuers. Typically, issuers take advantage of a significant decline in interest rates, such as we've seen in recent years, to refinance outstanding debt. While the issuer is able to lower its interest costs, the outstanding bonds are backed by U.S. Treasury bonds and therefore regarded as very high quality. The Portfolio benefited because the value of these bonds increased significantly following their pre-refunding.

Q:   Are you still seeing value in the non-rated segment of the market?

A: Yes, we've continued to find value among non-rated bonds, although we've become more selective. There has been an ongoing trend in recent years toward the issuance of insured bonds. That, in turn, has created an increasingly generic municipal bond market, with fewer opportunities among single-A and double-A rated bonds. As a result, quality spreads have narrowed dramatically. Lower-rated and non-rated rated bonds have subsequently outperformed higher-rated issues such as insured bonds.

     In that changing marketplace, we have made the non-rated segment a specialty at Eaton Vance. By increasing our research and resources in this part of the market, we've been able to uncover promising non-rated opportunities. However, at this advanced state of the economic expansion, we believe it is prudent to become increasingly selective about the projects in which we participate.

Q:   In what sectors have you found opportunities in non-rated bonds?

A: Our non-rated bond holdings are very well diversified, including housing bonds, general obligations, hospitals, industrial development bonds, and senior living/life care bonds.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999 MANAGEMENT DISCUSSION CONT'D

     Senior living and life care facilities have continued to play an important role in the Portfolio. With the aging of the population, providing housing and ongoing care for senior citizens has become a growth industry.

     Senior living facilities provide a range of services that can be tailored to the particular needs of individual residents. Facilities may include apartments for those who are able to live independently, as well as more advanced care for those who need day-to-day assistance. This concept has become so popular in recent years that there is a danger of overbuilding in some areas. That is where our research and experience have given us a distinct advantage.

Q:   Bill, what is your outlook for the municipal market in the coming year?

A: For several years running, the economy has registered fairly strong growth while inflation has not posed a significant threat. That suggests a good climate for the bond market. In addition, the elimination of federal budget deficits should result in a reduced supply of bonds in coming years - another positive trend.

     As for the municipal market, there appears to be unusually good value in municipal bonds. Clearly, while many investors have enjoyed the unprecedented returns the equity market has produced in recent years, we believe it is a prudent move to re-allocate some assets to fixed-income investments, especially with increasing global tensions. The uncertainties of global politics could well contribute to more market volatility in the future. For risk-averse investors who want a competitive level of tax-free income, I believe the intermediate-term municipals merit some attention.1

     (1) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. Income may be subject to state tax.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NATIONAL LIMITED MATURITY MUNCIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX*
MAY 31, 1992 - MARCH 31, 1999

          DATE        FUND/NAV     LB7YMBI
       5/31/92         $10,000     $10,000
       6/30/92         $10,120     $10,159
       7/31/92         $10,459     $10,462
       8/31/92         $10,327     $10,354
       9/30/92         $10,391     $10,438
      10/31/92         $10,274     $10,368
      11/30/92         $10,517     $10,522
      12/31/92         $10,613     $10,608
       1/31/92         $10,722     $10,763
       2/28/93         $11,041     $11,093
       3/31/93         $10,905     $10,947
       4/30/93         $10,983     $11,015
       5/31/93         $11,031     $11,048
       6/30/93         $11,157     $11,250
       7/31/93         $11,180     $11,252
       8/31/93         $11,344     $11,451
       9/30/93         $11,441     $11,577
      10/31/93         $11,464     $11,607
      11/30/93         $11,391     $11,505
      12/31/93         $11,549     $11,716
       1/31/94         $11,652     $11,840
       2/28/94         $11,465     $11,583
       3/31/94         $11,134     $11,274
       4/30/94         $11,193     $11,356
       5/31/94         $11,258     $11,413
       6/30/94         $11,224     $11,392
       7/31/94         $11,357     $11,553
       8/31/94         $11,381     $11,613
       9/30/94         $11,281     $11,502
      10/31/94         $11,171     $11,387
      11/30/94         $11,023     $11,221
      12/31/94         $11,180     $11,391
       1/31/95         $11,369     $11,604
       2/28/95         $11,556     $11,866
       3/31/95         $11,627     $11,989
       4/30/95         $11,635     $12,021
       5/31/95         $11,821     $12,341
       6/30/95         $11,780     $12,330
       7/31/95         $11,880     $12,487
       8/31/95         $11,965     $12,634
       9/30/95         $12,029     $12,683
      10/31/95         $12,117     $12,793
      11/30/95         $12,227     $12,934
      12/31/95         $12,279     $13,003
       1/31/96         $12,368     $13,129
       2/28/96         $12,302     $13,084
       3/31/96         $12,151     $12,956
       4/30/96         $12,133     $12,932
       5/31/96         $12,113     $12,913
       6/30/96         $12,148     $13,012
       7/31/96         $12,201     $13,120
       8/31/96         $12,232     $13,127
       9/30/96         $12,351     $13,246
      10/31/96         $12,442     $13,388
      11/30/96         $12,647     $13,612
      12/31/96         $12,569     $13,570
       1/31/97         $12,538     $13,619
       2/28/97         $12,662     $13,732
       3/31/97         $12,553     $13,554
       4/30/97         $12,658     $13,624
       5/31/97         $12,803     $13,795
       6/30/97         $12,900     $13,927
       7/31/97         $13,133     $14,249
       8/31/97         $13,053     $14,149
       9/30/97         $13,163     $14,298
      10/31/97         $13,221     $14,383
      11/30/97         $13,296     $14,434
      12/31/97         $13,493     $14,610
       1/31/98         $13,669     $14,763
       2/28/98         $13,719     $14,777
       3/31/98         $13,747     $14,777
       4/30/98         $13,702     $14,691
       5/31/98         $13,852     $14,907
       6/30/98         $13,899     $14,949
       7/31/98         $13,905     $14,999
       8/31/98         $14,048     $15,227
       9/30/98         $14,132     $15,423
      10/31/98         $14,112     $15,445
      11/30/98         $14,125     $15,487
      12/31/98         $14,159     $15,520
       1/31/99         $14,250     $15,747
       2/28/99         $14,196     $15,657
       3/31/99         $14,200     $15,652


Performance**                 Class A    Class B   Class C
----------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------
One Year                       3.9%       3.3%       3.2%
Five Years                     N.A.       5.0        4.7
Life of Fund+                  6.6        5.2        3.8

SEC Average Annual Total Returns (including sales charge or
applicable CDSC)
-----------------------------------------------------------
One Year                       1.6%       0.3%       2.3%
Five Years                     N.A.       5.0        4.7
Life of Fund+                  5.8        5.2        3.8

+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

* Source: TowersData, Bethesda, MD.

  The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of intermediate-term municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,911 on March 31, 1999; $11,645, including the Fund's 2.25% maximum sales charge. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have been worth $12,165 on March 31, 1999.

**Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects
  1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
------------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio,
   at value (identified cost,
      $85,519,419)                        $ 89,966,384
Receivable for Fund shares sold                 41,671
------------------------------------------------------
TOTAL ASSETS                              $ 90,008,055
------------------------------------------------------

Liabilities
------------------------------------------------------
Dividends payable                         $    186,050
Payable for Fund shares redeemed                65,209
Other accrued expenses                          65,741
------------------------------------------------------
TOTAL LIABILITIES                         $    317,000
------------------------------------------------------
NET ASSETS                                $ 89,691,055
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 89,125,238
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (4,054,410)
Accumulated undistributed net investment
   income                                      173,262
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          4,446,965
------------------------------------------------------
TOTAL                                     $ 89,691,055
------------------------------------------------------

Class A Shares
------------------------------------------------------
NET ASSETS                                $ 73,047,714
SHARES OUTSTANDING                           6,964,091
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      10.49
MAXIMUM OFFERING PRICE PRICE PER SHARE
   (100 DIVIDED BY 97.75 of $10.49)       $      10.73
------------------------------------------------------

Class B Shares
------------------------------------------------------
NET ASSETS                                $  5,450,483
SHARES OUTSTANDING                             519,616
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      10.49
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 11,192,858
SHARES OUTSTANDING                           1,140,201
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       9.82
------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 1999
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $  5,373,501
Expenses allocated from Portfolio             (543,355)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  4,830,146
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,281
Distribution and service fees
   Class A                                     103,431
   Class B                                      65,596
   Class C                                      92,905
Transfer and dividend disbursing agent
   fees                                         80,371
Registration fees                               54,956
Printing and postage                            20,916
Legal and accounting services                   17,721
Custodian fee                                   13,282
Amortization of organization expenses           12,873
Miscellaneous                                    8,173
------------------------------------------------------
TOTAL EXPENSES                            $    472,505
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,357,641
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    650,727
   Financial futures contracts                (278,032)
------------------------------------------------------
NET REALIZED GAIN                         $    372,695
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ (1,202,223)
   Financial futures contracts                  19,807
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (1,182,416)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $   (809,721)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  3,547,920
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED        YEAR ENDED
in Net Assets                             MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------
From operations --
   Net investment income                    $   4,357,641     $   3,838,067
   Net realized gain (loss)                       372,695          (124,047)
   Net change in unrealized appreciation
      (depreciation)                           (1,182,416)        3,832,336
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $   3,547,920     $   7,546,356
---------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $  (3,615,580)    $  (2,409,865)
      Class B                                    (307,519)       (1,219,304)
      Class C                                    (398,999)               --
   In excess of net investment income
      Class C                                      (6,536)               --
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $  (4,328,634)    $  (3,629,169)
---------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                               $   7,371,984     $          --
      Class B                                   2,345,291         2,211,837
      Class C                                   9,829,014                --
   Issued in reorganization of EV
      Traditional and Classic National
      LimitedMaturity Municipals Funds
      Class A                                  12,949,960                --
      Class C                                   7,722,266                --
   Net asset value of shares issued to
      shareholders in payment
      ofdistributions declared
      Class A                                   1,179,583           894,751
      Class B                                     187,434           671,538
      Class C                                     293,045                --
   Cost of shares redeemed
      Class A                                 (13,891,191)      (15,646,244)
      Class B                                  (2,497,374)       (6,283,507)
      Class C                                  (6,547,691)               --
   Net asset value of shares exchanged
      Class A                                   6,070,355        35,328,625
      Class B                                  (6,070,355)      (35,328,625)
---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS             $  18,942,321     $ (18,151,625)
---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $  18,161,607     $ (14,234,438)
---------------------------------------------------------------------------

                                          YEAR ENDED        YEAR ENDED
Net Assets                                MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------
At beginning of year                        $  71,529,448     $  85,763,886
---------------------------------------------------------------------------
AT END OF YEAR                              $  89,691,055     $  71,529,448
---------------------------------------------------------------------------

Accumulated
undistributed
net investment income
included in net assets
---------------------------------------------------------------------------
AT END OF YEAR                              $     173,262     $     140,445
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED MARCH 31,
                                             ------------------------------------------------------
                                                          1999                        1998
                                             ------------------------------- ----------------------
                                                CLASS A    CLASS B  CLASS C     CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year         $ 10.580      $10.580  $ 9.920  $ 10.070      $10.070
---------------------------------------------------------------------------------------------------

Income from operations
---------------------------------------------------------------------------------------------------
Net investment income                        $  0.519      $ 0.412  $ 0.407  $  0.527      $ 0.454(2)
Net realized and unrealized gain (loss)        (0.090)      (0.066)  (0.089)    0.488        0.488
---------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                 $  0.429      $ 0.346  $ 0.318  $  1.015      $ 0.942
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income                   $ (0.519)     $(0.436) $(0.411) $ (0.505)     $(0.432)
In excess of net investment income                 --           --   (0.007)       --           --
From net realized gain                             --           --       --        --           --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $ (0.519)     $(0.436) $(0.418) $ (0.505)     $(0.432)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR               $ 10.490      $10.490  $ 9.820  $ 10.580      $10.580
---------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                  3.89%        3.29%    3.24%    10.50%        9.52%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)      $ 73,048      $ 5,450  $11,193  $ 59,992      $11,538
Ratios (As a percentage of average daily net
   assets):
   Expenses(5)(6)                                0.98%        1.73%    1.81%     0.99%        1.73%
   Expenses after custodian fee reduction(5)     0.97%        1.72%    1.80%     0.98%        1.72%
   Net investment income                         4.96%        4.23%    4.10%     5.16%        4.42%
---------------------------------------------------------------------------------------------------


                                                      1997               1996          1995
                                             ----------------------- ------------- -------------
                                              CLASS A(1)   CLASS B      CLASS B       CLASS B
---------------------------------------------
Net asset value -- Beginning of year         $10.030      $ 10.170   $ 10.130      $ 10.160
---------------------------------------------
Income from operations
---------------------------------------------
Net investment income                        $ 0.393      $  0.428   $  0.413      $  0.400
Net realized and unrealized gain (loss)        0.033(3)     (0.098)     0.040         0.033
---------------------------------------------
TOTAL INCOME FROM OPERATIONS                 $ 0.426      $  0.330   $  0.453      $  0.433
---------------------------------------------
Less distributions
---------------------------------------------
From net investment income                   $(0.386)     $ (0.430)  $ (0.413)     $ (0.400)
In excess of net investment income                --            --         --        (0.058)
From net realized gain                            --            --         --        (0.005)
---------------------------------------------
TOTAL DISTRIBUTIONS                          $(0.386)     $ (0.430)  $ (0.413)     $ (0.463)
---------------------------------------------
NET ASSET VALUE -- END OF YEAR               $10.070      $ 10.070   $ 10.170      $ 10.130
---------------------------------------------
TOTAL RETURN(4)                                 4.06%         3.30%      4.51%         4.43%
---------------------------------------------
Ratios/Supplemental Data
---------------------------------------------
Net assets, end of year (000's omitted)      $37,072      $ 48,692   $112,027      $141,289
Ratios (As a percentage of average daily net
   assets):
   Expenses(5)(6)                               0.99%(7)      1.69%      1.64%         1.57%
   Expenses after custodian fee reduction(5)    0.97%(7)      1.67%      1.63%           --
   Net investment income                        5.14%(7)      4.37%      4.04%         3.99%
---------------------------------------------

(1) For the period from the start of business, June 27, 1996, to March 31, 1997.
(2) Net investment income per share was computed using average shares outstanding.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A (formerly Class II), Class B (formerly Class I) and Class C shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at March 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $4,054,411 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2003 ($1,528,831), March 31, 2004 ($1,214,155), March 31, 2005 ($990,979), and
   March 31, 2006 ($320,446). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2000 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED MARCH 31,
                                          -------------------------------
CLASS A                                   1999             1998
-------------------------------------------------------------------------
Sales                                            698,813               --
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                     111,504           86,113
Redemptions                                   (1,312,375)      (1,509,686)
Exchange to Class A shares                       573,363        3,411,349
Issued to EV Traditional National
 Limited Maturity Municipals Fund
 Shareholders                                  1,224,418               --
-------------------------------------------------------------------------
NET INCREASE                                   1,295,723        1,987,776
-------------------------------------------------------------------------

                                               YEAR ENDED MARCH 31,
                                          -------------------------------
CLASS B                                   1999             1998
-------------------------------------------------------------------------
Sales                                            221,173          212,978
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                      17,715           65,151
Redemptions                                     (236,471)        (609,705)
Exchange to Class A shares                      (573,363)      (3,411,349)
-------------------------------------------------------------------------
NET DECREASE                                    (570,946)      (3,742,925)
-------------------------------------------------------------------------

                                          YEAR ENDED
CLASS C                                   MARCH 31, 1999
-------------------------------------------------------------------------
Sales                                            993,040
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                      29,613
Redemptions                                     (661,276)
Issued to EV Classic National Limited
 Maturity Municipals Fund Shareholders           778,824
-------------------------------------------------------------------------
NET INCREASE                                   1,140,201
-------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,943 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended March 31, 1999.

   Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted a distribution plan ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plan,") (collectively, "the Plans"). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the year ended March 31, 1999, the Fund paid or accrued $54,772 and $72,138 for Class B and Class C shares, respectively, to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $352,000 and $4,502,000 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan authorizes the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments for the year ended March 31, 1999, amounted to $103,431, $10,824, and $20,767 for Class A, Class B, and Class C shares, respectively. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within four years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $20,000 and $1,000 of CDSCs paid by shareholders for Class B shares and Class C shares, respectively, for the year ended March 31, 1999.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 1999, aggregated $26,384,858 and $33,566,159, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On April 1, 1998, the existing Class I and Class II shares of EV Marathon National Limited Maturity Municipals Fund were designated Class B and Class A shares, respectively. In addition, the Fund acquired the net assets of the EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Limited Maturity Municipals Fund, at the closing, issued 1,224,418 Class A shares and 778,824 Class C shares of the Fund having an aggregate value of $12,949,960 and $7,722,266, respectively. As a result, the Fund issued 0.965 shares of Class A and one share of Class C for each share of EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Limited Maturity Municipals Fund's and EV Classic National Limited Maturity Municipals Fund's net assets at the date of the transaction were $12,949,960 and $7,722,266, including $480,130 and $490,592 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund (formerly "EV Marathon National Limited Maturity Municipals Fund") were $92,201,674 with a net asset value of $10.58, $10.58 and $9.92 for Class A, Class B and Class C, respectively.

9 Name Change
-------------------------------------------
   Effective April 1, 1998, EV Marathon National Limited Maturity Municipals Fund changed its name to Eaton Vance National Limited Maturity Municipals Fund.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipals Fund (one of the series constituting the Eaton Vance Investment Trust) as of March 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended March 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipals Fund at March 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,000      New Jersey EDA, (Chelsea at East
                                   Brunswick), (AMT), 8.00%, 10/1/07         $  1,096,450
  ---------------------------------------------------------------------------------------
                                                                             $  1,096,450
  ---------------------------------------------------------------------------------------
  Cogeneration -- 8.8%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $  470      Eastern Connecticut Resource Recovery
                                   Authority, (Wheelabrator Lisbon), (AMT),
                                   5.50%, 1/1/20                             $    465,084
  NR       BBB-         1,075      New Jersey EDA, (Trigen-Trenton), (AMT),
                                   6.10%, 12/1/05                               1,143,531
  NR       BB+          1,250      New Jersey EDA, (Vineland Cogeneration)
                                   (AMT), 7.875%, 6/1/19                        1,349,663
  NR       NR             500      Palm Beach County, FL, (Okeelanta
                                   Power), (AMT), 6.85%, 2/15/21(1)               385,000
  NR       NR             500      Palm Beach County, FL, (Osceola Power),
                                   (AMT), 6.95%, 1/1/22(1)                        380,000
  NR       NR           1,800      Pennsylvania EDA, (Resource Recovery
                                   Northampton), 6.75%, 1/1/07                  1,938,456
  NR       BBB-         2,000      Pennsylvania EDA, (Resources
                                   Recovery-Colver), (AMT), 7.05%, 12/1/10      2,195,319
  ---------------------------------------------------------------------------------------
                                                                             $  7,857,053
  ---------------------------------------------------------------------------------------
  Economic Development Revenue -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       B+          $  950      Michigan State Strategic Fund, (Crown
                                   Paper), 6.25%, 8/1/12                     $    871,065
  ---------------------------------------------------------------------------------------
                                                                             $    871,065
  ---------------------------------------------------------------------------------------
  Education -- 3.1%
  ---------------------------------------------------------------------------------------
  Ba1      NR          $1,000      New Hampshire HEFA, (Colby-Sawyer
                                   College), 7.20%, 6/1/12                   $  1,085,830
  NR       BBB            500      New Hampshire HEFA, (Rivier College),
                                   5.55%, 1/1/18                                  500,155
  Aa3      AA-          1,700      University of Illinois, 0.00%, 4/1/15          755,922
  Aa3      AA-          1,000      University of Illinois, 0.00%, 4/1/16          419,210
  ---------------------------------------------------------------------------------------
                                                                             $  2,761,117
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Escrowed/Prerefunded -- 19.1%
  ---------------------------------------------------------------------------------------
  NR       A+          $3,500      California Statewide Communities
                                   Development Corp., (Pacific Homes),
                                   Prerefunded to 4/1/03, 5.90%, 4/1/09      $  3,785,704
  Aaa      AAA            500      Grand Ledge, MI, Public School District,
                                   (MBIA), Prerefunded to 5/1/04, 7.875%,
                                   5/1/11                                         598,400
  NR       AAA          4,185      Illinois Development Finance Authority,
                                   (Regency Park), Escrowed to Maturity,
                                   0.00%, 7/15/25                                 932,125
  NR       NR           3,500      Maricopa County, AZ, IDA, Multifamily,
                                   Escrowed to Maturity, 6.45%, 1/1/17          3,973,024
  NR       NR             945      Maricopa County, AZ, IDA, Multifamily,
                                   Escrowed to Maturity, 7.876%, 1/1/11         1,133,253
  Baa3     NR           1,107      Massachusetts HEFA, (Milford-
                                   Whitinsville Hospital), Escrowed to
                                   Maturity, 7.125%, 7/15/02                    1,172,378
  Aaa      NR           3,000      Massachusetts Turnpike Authority,
                                   Escrowed to Maturity, 5.00%, 1/1/20          3,036,629
  Baa      BBB+           670      Richardson, TX, Hospital Authority
                                   (Baylor/Richardson Medical Center),
                                   Prerefunded to 12/01/03, 6.50%, 12/1/12        752,276
  NR       AAA          1,410      Saint Tammany Public Trust Finance
                                   Authority, LA (Christwood), Escrowed to
                                   Maturity, 8.75%, 11/15/05                    1,648,135
  ---------------------------------------------------------------------------------------
                                                                             $ 17,031,924
  ---------------------------------------------------------------------------------------
  General Obligations -- 9.6%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $4,000      Detroit, MI, 6.50%, 4/1/02(2)             $  4,268,399
  A3       A-             750      New York City, NY, 0.00%, 8/1/07               518,033
  Aa1      AA+            750      Ohio State, 0.00%, 8/1/08                      499,628
  Baa1     A            1,500      Puerto Rico Aqueduct and Sewer
                                   Authority, 5.00%, 7/1/15                     1,507,050
  NR       NR           1,755      Youngstown, OH, County School District,
                                   6.40%, 7/1/00                                1,790,188
  ---------------------------------------------------------------------------------------
                                                                             $  8,583,298
  ---------------------------------------------------------------------------------------
  Hospital -- 7.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,900      Colorado Health Facilities Authority,
                                   (Steamboat Springs Health), 5.00%,
                                   9/15/03                                   $  1,934,466

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $  500      Cuyahoga County, OH, Hospital Authority,
                                   (Cleveland Health Clinic), 5.25%, 1/1/12  $    516,050
  NR       NR             750      Forsyth County, GA, Hospital Authority,
                                   (Georgia Baptist Health Care System),
                                   6.00%, 10/1/08                                 747,855
  Baa      BBB-           450      Illinois Health Facilities Authority,
                                   (Proctor Community Hospital), 7.375%,
                                   1/1/23                                         473,882
  NR       BBB            500      Michigan Hospital Finance Authority,
                                   (Gratiot Community Hospital), 6.10%,
                                   10/1/07                                        532,440
  NR       BB-            500      New Hampshire HEFA, (Littleton Hospital
                                   Association), 5.45%, 5/1/08                    505,865
  Baa      BBB+         1,070      Richardson, TX, Hospital Authority
                                   (Baylor/Richardson Medical Center),
                                   6.50%, 12/1/12                               1,159,035
  NR       NR             465      San Gorgonio, CA, Memorial Health Care
                                   District, 5.60%, 5/1/11                        460,755
  ---------------------------------------------------------------------------------------
                                                                             $  6,330,348
  ---------------------------------------------------------------------------------------
  Housing -- 6.5%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Arkansas Development Finance Authority,
                                   MFMR, (Park Apartments), (AMT), 5.95%,
                                   12/1/28                                   $    496,505
  A2       NR           1,005      Illinois Development Finance Authority,
                                   Elderly Housing, (Mattoon Tower),
                                   (Section 8), 6.35%, 7/1/10                   1,049,019
  Baa3     NR             855      Illinois Development Finance Authority,
                                   Elderly Housing, (Rome Meadows), 6.40%,
                                   2/1/03                                         881,787
  Baa3     NR           1,145      Illinois Development Finance Authority,
                                   Elderly Housing, (Rome Meadows), 6.65%,
                                   2/1/06                                       1,197,178
  Aa2      AA           2,000      Wisconsin Housing and Economic
                                   Development Authority, (Home Ownership),
                                   (AMT), 6.45%, 9/1/27                         2,148,720
  ---------------------------------------------------------------------------------------
                                                                             $  5,773,209
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue -- 14.8%
  ---------------------------------------------------------------------------------------
  NR       NR          $  690      Austin, TX, (Cargoport Development LLC),
                                   (AMT), 7.50%, 10/1/07                     $    727,481
  NR       NR             455      Austin, TX, (Cargoport Development LLC),
                                   (AMT), 8.30%, 10/1/21                          501,155
  Baa2     BB+            500      Chicago, IL, O'Hare International
                                   Airport, (United Airlines, Inc.), 5.35%,
                                   9/1/16                                         498,015
  NR       BBB-         1,000      Clark County, NV, (Nevada Power Co.),
                                   (AMT), 5.90%, 10/1/30                        1,021,420
  A3       BBB+         1,000      Columbus, NC (International Paper Co.),
                                   5.80%, 12/1/16                               1,042,740
  NR       NR           1,100      Eagle County, CO, Airport Terminal Corp.
                                   (American Airlines), (AMT), 6.75%,
                                   5/1/06                                       1,162,282
  Baa1     BBB            500      Gulf Coast, TX, Waste Disposal,
                                   (Champion International Corp.), (AMT),
                                   6.875%, 12/1/28                                542,675
  NR       NR             900      Iowa Finance Authority, (Southbridge
                                   Mall), 6.375%, 12/1/13                         917,982
  A3       BBB+           500      Jones County, MS, (International Paper
                                   Co.), 5.80%, 10/1/21                           512,645
  NR       NR             500      Kimball, NE, EDA, (Clean Harbors, Inc.),
                                   10.75%, 9/1/26                                 543,975
  NR       NR             620      Los Angeles, CA, Regional Airport
                                   Improvement Corporate Lease, (TransWorld
                                   Airlines), 6.125%, 5/15/00                     620,223
  Aa2      AA             500      Missouri State Development Finance
                                   Board, Solid Waste Disposal Revenue,
                                   (Proctor and Gamble), (AMT), 5.20%,
                                   3/15/29                                        498,855
  NR       NR           1,000      New Jersey EDA, (Holt Hauling), (AMT),
                                   7.90%, 3/1/27                                1,120,630
  NR       NR             750      Ohio Solid Waste Revenue, (Republic
                                   Engineered Steels, Inc.), (AMT), 9.00%,
                                   6/1/21                                         803,175
  NR       NR             500      Peru, IL, (Freightways Corp.), 5.25%,
                                   11/1/03                                        497,665
  Baa2     BBB          1,000      Saint Charles Parish, LA, Pollution
                                   Control Revenue, (Union Carbide Corp.),
                                   5.10%, 1/1/12                                  996,770
  NR       NR           1,195      Santa Fe, NM (Crow Hobbs), 8.25%, 9/1/05     1,238,761
  ---------------------------------------------------------------------------------------
                                                                             $ 13,246,449
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  620      Golden West Schools Financing Authority,
                                   (MBIA), 5.80%, 2/1/16(3)                  $    687,568
  Aaa      AAA            500      Southern Illinois University, Housing
                                   and Auxiliary Facilities, (MBIA), 0.00%,
                                   4/1/17                                         198,455
  ---------------------------------------------------------------------------------------
                                                                             $    886,023
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Paw Paw, MI, Public School District,
                                   (FGIC), 5.00%, 5/1/21(2)                  $    999,290
  ---------------------------------------------------------------------------------------
                                                                             $    999,290
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 1.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      El Paso County, TX, Hospital District,
                                   (MBIA), 0.00%, 8/15/06                    $  1,448,960
  ---------------------------------------------------------------------------------------
                                                                             $  1,448,960
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 0.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      George L. Smith, (Georgia World Congress
                                   Center-Domed Stadium), (MBIA), (AMT),
                                   6.00%, 7/1/06(3)                          $    533,260
  ---------------------------------------------------------------------------------------
                                                                             $    533,260
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,500      E-470 Public Highway Authority, CO,
                                   (MBIA), 0.00%, 9/1/17                     $    981,800
  ---------------------------------------------------------------------------------------
                                                                             $    981,800
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.8%
  ---------------------------------------------------------------------------------------
  Baa3     NR          $  500      Mashantucket, CT, (Western Pequot
                                   Tribe), 5.55%, 9/1/08                     $    523,490
  NR       NR             500      San Juan, NM, Pueblo Development
                                   Authority, 7.00%, 10/15/06                     491,990
  NR       NR             595      Tax Revenue Exempt Securities Trust,
                                   Community Health Provider, (Pooled Loan
                                   Program Various States Trust
                                   Certificates), 6.00%, 12/1/36                  595,900
  ---------------------------------------------------------------------------------------
                                                                             $  1,611,380
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 5.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,105      Arizona Health Facilities Authority
                                   Assisted Living Facilites, (Mesa),
                                   7.625%, 1/1/06                            $  1,142,669
  NR       NR             650      Citrus County, FL, IDA, (Beverly
                                   Enterprises), 5.00%, 4/1/03                    648,603
  NR       NR             965      Clovis, NM, IDR, (Retirement Ranches,
                                   Inc.), 7.75%, 4/1/19                         1,054,977
  NR       NR             680      Fairfield, OH, EDA, (Beverly
                                   Enterprises), 8.50%, 1/1/03                    723,901
  NR       NR           1,455      Massachusetts IFA, (Age Institute of
                                   Massachusetts), 7.60%, 11/1/05               1,543,886
  ---------------------------------------------------------------------------------------
                                                                             $  5,114,036
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 4.7%
  ---------------------------------------------------------------------------------------
  Aa2      NR          $1,900      Arizona Educational Loan Marketing
                                   Corp., (AMT), 6.25%, 6/1/06               $  2,079,702
  A        NR           1,000      Arizona Student Loan Acquisition
                                   Authority, (AMT), 7.625%, 5/1/10             1,096,790
  A        NR           1,000      Arkansas Student Loan Authority, (AMT),
                                   6.25%, 6/1/10                                1,039,340
  ---------------------------------------------------------------------------------------
                                                                             $  4,215,832
  ---------------------------------------------------------------------------------------
  Senior Living/Life Care -- 6.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $  785      Albuquerque, NM, Retirement Facility
                                   Revenue, 6.60%, 12/15/28                  $    780,847
  NR       NR             985      Florence, KY, Housing Facilities,
                                   (Bluegrass Housing), 7.25%, 5/1/07           1,103,318
  NR       NR           2,000      Illinois Health Facilities Authority,
                                   (Lutheran Social Services), 6.125%,
                                   8/15/10                                      2,068,980
  NR       NR             500      Kansas City, MO, IDR, (Kingswood Manor),
                                   5.80%, 11/15/17                                483,130
  NR       NR             250      Massachusetts IFA, (Forge Hill), (AMT),
                                   6.75%, 4/1/30                                  238,493
  NR       NR             500      North Miami, FL, HFA, (Imperial Club),
                                   6.75%, 1/1/33                                  490,865
  NR       NR             305      Okaloosa County, FL, Retirement Rental
                                   Housing, (Encore Retirement Partners),
                                   5.25%, 2/1/04                                  305,107
  NR       NR             475      Vermont IDA, (Wake Robins), 8.00%,
                                   4/1/99                                         475,000
  ---------------------------------------------------------------------------------------
                                                                             $  5,945,740
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Solid Waste -- 0.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Robbins, Cook County, IL, (Robbins
                                   Resource Recovery Partners, L.P.),
                                   8.375%, 10/15/10                          $    270,000
  ---------------------------------------------------------------------------------------
                                                                             $    270,000
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  250      Frederick County, MD, Urbana Community
                                   Development Authority, 6.625%, 7/1/25     $    254,525
  ---------------------------------------------------------------------------------------
                                                                             $    254,525
  ---------------------------------------------------------------------------------------
  Transportation -- 3.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $2,000      Denver, CO, City and County Airport,
                                   (AMT), 7.00%, 11/15/99                    $  2,042,580
  NR       NR             260      Memphis-Shelby County, TN, Airport
                                   Authority, 6.12%, 12/1/16                      264,350
  NR       NR           1,000      Northwest Arkansas Regional Airport
                                   Authority, (AMT), 7.625%, 2/1/27             1,150,780
  ---------------------------------------------------------------------------------------
                                                                             $  3,457,710
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $84,822,504)                                           $ 89,269,469
  ---------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at March 31, 1999, 6.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 5.0% of total investments.

At March 31, 1999, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

Arizona                                                    11%
Illinois                                                   10%
Others, representing less than 10% individually            79%

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $84,822,504)                           $ 89,269,469
Cash                                           314,518
Receivable for investments sold                 20,000
Interest receivable                          1,568,431
------------------------------------------------------
TOTAL ASSETS                              $ 91,172,418
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for when-issued securities        $  1,200,119
Other accrued expenses                           5,905
------------------------------------------------------
TOTAL LIABILITIES                         $  1,206,024
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 89,966,394
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 85,519,429
Net unrealized appreciation (computed on
   the basis of identified cost)             4,446,965
------------------------------------------------------
TOTAL                                     $ 89,966,394
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 1999
Investment Income
------------------------------------------------------
Interest                                  $  5,373,501
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,373,501
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    433,524
Trustees fees and expenses                       8,080
Custodian fee                                   59,215
Legal and accounting services                   24,619
Amortization of organization expenses              219
Miscellaneous                                   29,654
------------------------------------------------------
TOTAL EXPENSES                            $    555,311
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     11,956
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     11,956
------------------------------------------------------

NET EXPENSES                              $    543,355
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,830,146
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    650,727
   Financial futures contracts                (278,032)
------------------------------------------------------
NET REALIZED GAIN                         $    372,695
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (1,202,223)
   Financial futures contracts                  19,807
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (1,182,416)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $   (809,721)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  4,020,425
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED        YEAR ENDED
in Net Assets                             MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------
From operations --
   Net investment income                    $   4,830,146     $   5,333,661
   Net realized gain (loss)                       372,695          (161,876)
   Net change in unrealized appreciation
      (depreciation)                           (1,182,416)        4,669,424
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $   4,020,425     $   9,841,209
---------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  26,384,868     $  44,850,231
   Withdrawals                                (33,566,159)      (64,067,696)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $  (7,181,291)    $ (19,217,465)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $  (3,160,866)    $  (9,376,256)
---------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------
At beginning of year                        $  93,127,260     $ 102,503,516
---------------------------------------------------------------------------
AT END OF YEAR                              $  89,966,394     $  93,127,260
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                               YEAR ENDED MARCH 31,
     ------------------------------------------------------------------------
         1999           1998           1997           1996           1995
  ---------------------------------------------------------------------------
  Ratios to
  average daily
  net assets
  ---------------------------------------------------------------------------
  Expenses(1)       0.61%       0.60%       0.60%       0.57%          0.53%
  Expenses
     after
     custodian
     fee
     reduction       0.60%       0.59%       0.58%       0.56%           --
  Net
  investment
     income       5.32%       5.53%       5.45%         5.08%          5.02%
  Portfolio
   Turnover         26%         41%         68%           68%            56%
  ---------------------------------------------------------------------------
  NET
  ASSETS,
     END
     OF
     YEAR
   (000'S
   OMITTED)   $ 89,966   $ 93,127    $102,504       $134,776       $169,621
  ---------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1999, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $433,524. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1999, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $23,904,996 and $26,745,151 respectively, for the year ended March 31, 1999.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 84,822,504
------------------------------------------------------
Gross unrealized appreciation             $  4,906,724
Gross unrealized depreciation                 (459,759)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $  4,446,965
------------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 1999, there were no outstanding obligations under these financial instruments.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio as of March 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended March 31, 1999. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1999 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 1999, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of
National Limited Maturity Municipals Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of
Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditor
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02109

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109


-------------------------------------------------------------------------------
The report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
3-3975                                                              LNASRC/5-99

[LOGO]

MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES



ANNUAL REPORT MARCH 31, 1999

[GRAPHIC - HIGHWAY]

EATON VANCE LIMITED
MATURITY
MUNICIPALS FUNDS

[GRAPHIC - BRIDGE]

[GRAPHIC - EDUCATION-WALL]

CALIFORNIA
CONNECTICUT
FLORIDA
MASSACHUSETTS
MICHIGAN
NEW JERSEY
NEW YORK
OHIO
PENNSYLVANIA

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

LETTER TO SHAREHOLDERS

[PHOTO]
Thomas J. Fetter
President

Through much of 1998, the Treasury bond market advanced strongly, amid continued low inflation and fears that an Asian financial crisis could provoke an economic slowdown. However, in the fourth quarter of 1998, the economy proved far more resilient than expected. Gross Domestic Product (GDP) grew 6.1%, the fastest quarterly pace in nearly 15 years. In the first quarter of 1999, GDP surged 4.5%. Meanwhile, as energy prices -- a key ingredient of inflation -- edged higher, the bond market gave up some of its earlier gains.

Municipal bonds trailed the Treasury market through much of 1998, but gained ground in the first quarter of 1999. A heavy new issue calendar produced supply pressures for the tax-exempt market, with more than $300 billion in new municipal issues coming to market in 1998. However, in the first three months of 1999, supply eased somewhat. For the year ended March 31, 1999, the Lehman Brothers 7-Year Municipal Bond Index -- a widely recognized, unmanaged index of intermediate-term municipal bonds -- posted a return of 5.9%.(1)

MUNICIPAL BONDS REMAIN AMONG THE MOST UNDERVALUED ASSET CLASSES...

At the end of 1998, municipal bonds represented one of the most undervalued asset classes in the financial markets. Historically, intermediate-maturity municipal bond yields have averaged around 75% of Treasury bond yields. However, in the flight to Treasuries that characterized the bond market in late 1998, that ratio rose significantly. By March 31, 1999, those ratios had narrowed as the intermediate-term market outperformed in the first quarter of 1999. They continue to represent an excellent bargain, especially considering their tax-exempt status.

(1)It is not possible to invest directly in an Index.


Intermediate-term municipal bonds yield 82% of Treasury yields

5-Year AAA-rated General Obligation (GO) Bonds*        3.90%
Taxable equivalent yield in 36% tax bracket            6.09%
5-Year Treasury bond                                   4.75%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of March 31, 1999.

Past performance is no guarantee of future results.

Source: Bloomberg L.P.


TAXES REMAIN HIGH, WHILE TAX REFORM IS AGAIN STALLED IN CONGRESS...

The election year promises of tax cuts appear to have reached a roadblock in Washington. Meanwhile, it is estimated that the average American worked until May 10 to pay his or her taxes in 1998, according to the Tax Foundation. That poses an enormous financial burden -- and an increasing challenge for those who may be simultaneously paying for college tuition, caring for elderly parents, or trying to plan for their own retirement.

Amid low inflation and growing federal budget surpluses, we believe that the outlook for bonds remains favorable. At their recent levels, municipal bonds are especially attractive. Moreover, municipal bonds remain an excellent fixed-income alternative -- to diversify one's investment portfolio and to help lower one's tax burden.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       May 10, 1999


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The California economy enjoyed 3% job growth in 1998, with southern California experiencing especially strong momentum. Orange and Los Angeles Counties led the way, with strong growth in non-durable manufacturing. The state's unemployment rate was 5.8% in March, down from 6.0% a year earlier.

- The construction sector remained a primary source of new jobs. Reversing the out-migration seen earlier in the decade, California registered a 1.5% rise in population in 1998. The increased demand for housing resulted in an average of 11,500 monthly residential construction permits, a 25% rise from a year ago.

- The Los Angeles area has witnessed a surge in the financial services sector. Job gains in brokerage, finance, and real estate management have more than offset job losses in commercial banking.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A and Class B shares had total returns of 4.6% and 4.0%, respectively.(1) For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.35 on March 31, 1999 from $10.33 on March 31, 1998, and the reinvestment of $0.443 and $0.387 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.35 per share for Class A and Class B, the distribution rates were 4.40% and 3.67%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at March 31 were 3.24% and 2.56%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- While continuing its "barbell" strategy, management restructured the Portfolio somewhat during the year. A portion of the Portfolio was dedicated to higher-coupon issues while another portion focused on higher-quality issues.

- The Portfolio's component of non-rated bonds proved a major advantage during the past year. Non-rated issues such as Capistrano United School District and Brentwood Infrastructure Authority provided excellent income in a relatively flat interest rate environment.

- Management continued its efforts to upgrade the Portfolio's call protection. The Portfolio sold bonds callable before 2005 in favor of high quality, non-callable bonds and bonds with more attractive call characteristics.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Brentwood, CA
  Infrastructure Financing Authority

- These special tax revenue bonds were issued in 1999, with debt service to be paid by assessments on property within five Brentwood Assessment Districts.

- The proceeds of the bonds were used to finance District infrastructure improvements, including water distribution, wastewater systems, flood control facilities, drainage systems and roadways.

- The bonds are an example of the Portfolio's efforts to find attractive opportunities among non-rated issues.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The
    Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(5)                    Class A              Class B
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.6%                 4.0%
Five Years                         N.A.                 4.7
Life of Fund+                      6.1                  4.8

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           2.2%                 1.0%
Five Years                         N.A.                 4.7
Life of Fund+                      5.2                  4.8


+Inception date: Class A: 6/27/96; Class B: 5/29/92

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       5/31/92         $10,000     $10,000
       6/30/92         $10,050     $10,159
       7/31/92         $10,401     $10,462
       8/31/92         $10,228     $10,354
       9/30/92         $10,280     $10,438
      10/31/92         $10,142     $10,368
      11/30/92         $10,363     $10,522
      12/31/92         $10,448     $10,608
       1/31/92         $10,566     $10,763
       2/28/93         $10,914     $11,093
       3/31/93         $10,767     $10,947
       4/30/93         $10,864     $11,015
       5/31/93         $10,911     $11,048
       6/30/93         $11,037     $11,250
       7/31/93         $11,059     $11,252
       8/31/93         $11,232     $11,451
       9/30/93         $11,327     $11,577
      10/31/93         $11,337     $11,607
      11/30/93         $11,252     $11,505
      12/31/93         $11,419     $11,716
       1/31/94         $11,530     $11,840
       2/28/94         $11,299     $11,583
       3/31/94         $10,967     $11,274
       4/30/94         $11,012     $11,356
       5/31/94         $11,075     $11,413
       6/30/94         $11,028     $11,392
       7/31/94         $11,169     $11,553
       8/31/94         $11,179     $11,613
       9/30/94         $11,066     $11,502
      10/31/94         $10,943     $11,387
      11/30/94         $10,771     $11,221
      12/31/94         $10,860     $11,391
       1/31/95         $11,057     $11,604
       2/28/95         $11,286     $11,866
       3/31/95         $11,354     $11,989
       4/30/95         $11,360     $12,021
       5/31/95         $11,589     $12,341
       6/30/95         $11,523     $12,330
       7/31/95         $11,643     $12,487
       8/31/95         $11,725     $12,634
       9/30/95         $11,774     $12,683
      10/31/95         $11,871     $12,793
      11/30/95         $11,978     $12,934
      12/31/95         $12,039     $13,003
       1/31/96         $12,125     $13,129
       2/28/96         $12,081     $13,084
       3/31/96         $11,952     $12,956
       4/30/96         $11,932     $12,932
       5/31/96         $11,910     $12,913
       6/30/96         $11,965     $13,012
       7/31/96         $12,037     $13,120
       8/31/96         $12,029     $13,127
       9/30/96         $12,143     $13,246
      10/31/96         $12,218     $13,388
      11/30/96         $12,441     $13,612
      12/31/96         $12,348     $13,570
       1/31/97         $12,352     $13,619
       2/28/97         $12,446     $13,732
       3/31/97         $12,310     $13,554
       4/30/97         $12,374     $13,624
       5/31/97         $12,538     $13,795
       6/30/97         $12,618     $13,927
       7/31/97         $12,895     $14,249
       8/31/97         $12,762     $14,149
       9/30/97         $12,880     $14,298
      10/31/97         $12,883     $14,383
      11/30/97         $12,941     $14,434
      12/31/97         $13,132     $14,610
       1/31/98         $13,238     $14,763
       2/28/98         $13,245     $14,777
       3/31/98         $13,245     $14,777
       4/30/98         $13,145     $14,691
       5/31/98         $13,328     $14,907
       6/30/98         $13,345     $14,949
       7/31/98         $13,361     $14,999
       8/31/98         $13,551     $15,227
       9/30/98         $13,748     $15,423
      10/31/98         $13,686     $15,445
      11/30/98         $13,729     $15,487
      12/31/98         $13,729     $15,520
       1/31/99         $13,878     $15,747
       2/28/99         $13,789     $15,657
       3/31/99         $13,774     $15,652

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,728 on March 31, 1999; $11,464, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.10% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31,1999

INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Connecticut has experienced strong economic growth in the past year, registering a gain of 29,000 new jobs. For the seventh consecutive year, the service sector dominated job creation, led by business services. The state's unemployment rate fell to 3.1% in March from 3.8% a year earlier.

- Connecticut's construction sector again produced strong employment gains. With a boost from continued low interest rates, the state's strong economy generated a record number of new housing permits, up 27.5% over 1997 levels.

- Merchandise exports from Connecticut businesses expanded 4.2% in 1998, reaching a new high of $8.1 billion for the year. The state's increase in exports outpaced that of the nation and marked the continuation of a decade-long uptrend in Connecticut exports.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A and Class B shares had total returns of 4.5% and 3.9%, respectively.(1) For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.13 on March 31, 1999 from $10.11 on March 31, 1998, and the reinvestment of $0.423 and $0.370 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.13 per share for Class A and Class B, the distribution rates were 4.36% and 3.65%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at March 31 were 2.10% and 1.42%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Escrowed bonds were the Portfolio's largest sector weighting at March 31. Escrowed bonds are those that have been pre-refunded in advance of their call date. Because they are backed by Treasury bonds, they are considered to be of very high quality.

- General obligations and insured(5) general obligations played a significant role in the Portfolio. Amid a strong economy and impressive personal income growth, the state and local coffers enjoyed a surge in tax revenues.

- Industrial development bonds (IDB) provided excellent sources of income for the Portfolio. Industries represented in the Portfolio's IDB holdings included consumer products, transportation and paper.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Connecticut Health and Education
  Finance Authority
  New Britain Hospital

- New Britain Hospital is a 175-bed, chronic-care facility, providing a range of services that includes pediatric, psychiatric and pulmonary treatments.

- These bonds financed the construction of the Hospital's East Wing, with new facilities dedicated to pediatric and respiratory treatment as well as new storage and pharmacy areas.

- This escrowed bond provided a high-quality, relatively stable investment and a 7.50% coupon.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The
    Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks associated with these investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year;
    1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(6)                    Class A              Class B
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.5%                 3.9%
Five Years                         N.A.                 4.8
Life of Fund+                      5.7                  4.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           2.1%                 0.9%
Five Years                         N.A.                 4.8
Life of Fund+                      4.6                  4.1


+Inception date: Class A: 1/21/97; Class B: 4/16/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* APRIL 30, 1993-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       4/30/93         $10,000     $10,000
       5/31/93          $9,970     $10,030
       6/30/93         $10,103     $10,213
       7/31/93         $10,108     $10,215
       8/31/93         $10,287     $10,396
       9/30/93         $10,384     $10,510
      10/31/93         $10,388     $10,537
      11/30/93         $10,302     $10,444
      12/31/93         $10,483     $10,636
       1/31/94         $10,595     $10,749
       2/28/94         $10,381     $10,516
       3/31/94         $10,083     $10,235
       4/30/94         $10,154     $10,310
       5/31/94         $10,189     $10,361
       6/30/94         $10,142     $10,343
       7/31/94         $10,273     $10,488
       8/31/94         $10,301     $10,543
       9/30/94         $10,212     $10,442
      10/31/94         $10,102     $10,337
      11/30/94          $9,978     $10,187
      12/31/94         $10,095     $10,341
       1/31/95         $10,257     $10,535
       2/28/95         $10,440     $10,772
       3/31/95         $10,513     $10,884
       4/30/95         $10,537     $10,913
       5/31/95         $10,719     $11,204
       6/30/95         $10,687     $11,194
       7/31/95         $10,800     $11,336
       8/31/95         $10,898     $11,470
       9/30/95         $10,944     $11,514
      10/31/95         $11,045     $11,614
      11/30/95         $11,156     $11,742
      12/31/95         $11,201     $11,804
       1/31/96         $11,270     $11,919
       2/28/96         $11,215     $11,878
       3/31/96         $11,091     $11,762
       4/30/96         $11,048     $11,740
       5/31/96         $11,003     $11,723
       6/30/96         $11,086     $11,813
       7/31/96         $11,187     $11,911
       8/31/96         $11,154     $11,917
       9/30/96         $11,271     $12,025
      10/31/96         $11,339     $12,154
      11/30/96         $11,525     $12,357
      12/31/96         $11,480     $12,319
       1/31/97         $11,493     $12,364
       2/28/97         $11,579     $12,467
       3/31/97         $11,447     $12,305
       4/30/97         $11,505     $12,368
       5/31/97         $11,658     $12,524
       6/30/97         $11,731     $12,643
       7/31/97         $11,967     $12,936
       8/31/97         $11,838     $12,845
       9/30/97         $11,935     $12,981
      10/31/97         $11,972     $13,057
      11/30/97         $12,024     $13,103
      12/31/97         $12,190     $13,264
       1/31/98         $12,251     $13,403
       2/28/98         $12,255     $13,415
       3/31/98         $12,264     $13,416
       4/30/98         $12,191     $13,338
       5/31/98         $12,338     $13,534
       6/30/98         $12,352     $13,572
       7/31/98         $12,377     $13,617
       8/31/98         $12,541     $13,824
       9/30/98         $12,639     $14,002
      10/31/98         $12,627     $14,022
      11/30/98         $12,643     $14,060
      12/31/98         $12,679     $14,090
       1/31/99         $12,806     $14,295
       2/28/99         $12,784     $14,214
       3/31/99         $12,743     $14,209

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 1/31/97 at net asset value would have been worth $11,253 on March 31, 1999; $10,997, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.35% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31,1999

INVESTMENT UPDATE

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Florida registered strong job growth in 1998. During the past three years, the state has added more than 300,000 jobs to service sector payrolls, with especially strong growth in hotel, motel, and recreational services. The health care sector also benefited from continuing strong demand.

- Theme park and convention center expansions are expected to build new momentum in 1999. The Orlando area will receive a boost from its $3 billion airport expansion.

- Florida's trade sector has suffered from weakness in Asia and Latin America. Japan's recession has resulted in significantly lower exports of citrus fruit and chemicals, while Brazil's perilous financial condition continues to pose a risk to Latin America-bound exports.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A, Class B, and
  Class C shares had total returns of 4.1%, 3.5%, and 3.6%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $10.27 on March 31, 1999 from $10.29 on March 31, 1998, and the reinvestment of $0.436 and $0.380 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.71 from $9.73, and the reinvestment of $0.363 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.27 per share for Class A and Class B, and $9.71 for Class C, the Fund's distribution rates were 4.38%, 3.65% and 3.60%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at March 31 were 3.39%, 2.72% and 2.72%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- The Portfolio found good income opportunities among special tax revenue bonds. These assessment district bonds, which provide infrastructure financing for new communities, benefit from the rapid population growth of Florida's booming retirement communities.

- The Portfolio took advantage of the large issuance of insured(5) bonds by several large, high quality issuers. The heavy supply enabled the Portfolio to find good value among issues such as Tampa Solid Waste System bonds.

- The Portfolio reduced its exposure to current coupon issues with calls before 2005 in favor of non-callable bonds and bonds with longer-dated call provisions.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Tampa FL Solid Waste System
  McKay Bay Refuse-to-Energy

- These insured(5) revenue bonds were issued in 1999 to finance construction costs of cogeneration facilities at Tampa's McKay Bay site.

- Protection of water and wildlife has historically been a major issue among Floridians. Facilities that recycle by-products into a reusable energy source have proven beneficial to the environment.

- Due to supply pressures, these bonds came to market at favorable levels, providing a yield advantage over similar current coupons, as well as 10 years of call protection.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks associated with these investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year;
    1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(6)                    Class A            Class B           Class C
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.1%               3.5%              3.6%
Five Years                         N.A.               4.4               4.4.
Life of Fund+                      5.4                4.6               3.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           1.7%               0.5%              2.6%
Five Years                         N.A.               4.4               4.4
Life of Fund+                      4.5                4.6               3.3

+Inception Dates -- Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       5/31/92         $10,000     $10,000
       6/30/92         $10,020     $10,159
       7/31/92         $10,334     $10,462
       8/31/92         $10,202     $10,354
       9/30/92         $10,265     $10,438
      10/31/92         $10,147     $10,368
      11/30/92         $10,369     $10,522
      12/31/92         $10,454     $10,608
       1/31/92         $10,572     $10,763
       2/28/93         $10,951     $11,093
       3/31/93         $10,794     $10,947
       4/30/93         $10,881     $11,015
       5/31/93         $10,928     $11,048
       6/30/93         $11,054     $11,250
       7/31/93         $11,065     $11,252
       8/31/93         $11,226     $11,451
       9/30/93         $11,332     $11,577
      10/31/93         $11,352     $11,607
      11/30/93         $11,256     $11,505
      12/31/93         $11,492     $11,716
       1/31/94         $11,592     $11,840
       2/28/94         $11,351     $11,583
       3/31/94         $10,975     $11,274
       4/30/94         $11,075     $11,356
       5/31/94         $11,148     $11,413
       6/30/94         $11,101     $11,392
       7/31/94         $11,253     $11,553
       8/31/94         $11,264     $11,613
       9/30/94         $11,162     $11,502
      10/31/94         $11,039     $11,387
      11/30/94         $10,890     $11,221
      12/31/94         $11,029     $11,391
       1/31/95         $11,226     $11,604
       2/28/95         $11,433     $11,866
       3/31/95         $11,501     $11,989
       4/30/95         $11,506     $12,021
       5/31/95         $11,723     $12,341
       6/30/95         $11,715     $12,330
       7/31/95         $11,835     $12,487
       8/31/95         $11,940     $12,634
       9/30/95         $11,967     $12,683
      10/31/95         $12,051     $12,793
      11/30/95         $12,136     $12,934
      12/31/95         $12,208     $13,003
       1/31/96         $12,282     $13,129
       2/28/96         $12,203     $13,084
       3/31/96         $12,050     $12,956
       4/30/96         $12,018     $12,932
       5/31/96         $11,984     $12,913
       6/30/96         $12,039     $13,012
       7/31/96         $12,111     $13,120
       8/31/96         $12,115     $13,127
       9/30/96         $12,218     $13,246
      10/31/96         $12,280     $13,388
      11/30/96         $12,479     $13,612
      12/31/96         $12,398     $13,570
       1/31/97         $12,365     $13,619
       2/28/97         $12,459     $13,732
       3/31/97         $12,297     $13,554
       4/30/97         $12,385     $13,624
       5/31/97         $12,535     $13,795
       6/30/97         $12,614     $13,927
       7/31/97         $12,827     $14,249
       8/31/97         $12,694     $14,149
       9/30/97         $12,785     $14,298
      10/31/97         $12,838     $14,383
      11/30/97         $12,895     $14,434
      12/31/97         $13,034     $14,610
       1/31/98         $13,164     $14,763
       2/28/98         $13,170     $14,777
       3/31/98         $13,168     $14,777
       4/30/98         $13,106     $14,691
       5/31/98         $13,263     $14,907
       6/30/98         $13,279     $14,949
       7/31/98         $13,307     $14,999
       8/31/98         $13,481     $15,227
       9/30/98         $13,612     $15,423
      10/31/98         $13,562     $15,445
      11/30/98         $13,592     $15,487
      12/31/98         $13,631     $15,520
       1/31/99         $13,752     $15,747
       2/28/99         $13,663     $15,657
       3/31/99         $13,634     $15,652

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,539 on March 31, 1999; $11,281, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have been worth $11,884 on March 31, 1999.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.62% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Massachusetts economic activity continued to grow in late 1998 and early 1999. Strong job data figures, thriving high-tech and financial sectors, and ongoing consumer demand are some of the factors that contributed to the expansion. The commonwealth's March unemployment rate was 2.8%.

- As in other states, manufacturing has had mixed performance. The automotive, furniture, office supplies, and health care areas continued to perform well. Sales of electronics and industrial machinery, on the other hand, are reported down.

- Massachusetts is among corporate America's favorite places to do business. According to INC. magazine, Massachusetts is ranked third behind Texas and California in the number of fast-growing techonology companies headquartered there.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A, Class B, and
  Class C shares had total returns of 4.2%, 3.6%, and 3.6%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $10.32 on March 31, 1999 from $10.33 on March 31, 1998, and the reinvestment of $0.436 and $0.378 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.86 from $9.88, and the reinvestment of $0.367 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.32 per share for Class A and Class B, and $9.86 for Class C, the Fund's distribution rates were 4.42%, 3.66% and 3.83%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at March 31 were 3.32%, 2.65% and 2.65%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Hospital bonds represented the Portfolio's largest sector weighting at March 31. In a very competitive Massachusetts hospital market, the Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

- Escrowed bonds were a significant portion of the Portfolio. These bonds, which are pre-refunded to their call date and backed by U.S. Treasury bonds, are considered very high quality issues.

- Quality spreads remained relatively narrow. The Portfolio maintained some exposure to life care and nursing home bonds, which offered attractive yields in non-rated issues.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Massachusetts Development
  Finance Agency/YMCA of Greater Boston

- The YMCA of Greater Boston is a long-standing institution whose goal is to provide the area with wholesome recreational opportunities for young people in the Boston area.

- These bonds were issued by the State Development Finance Agency to finance infrastructural improvements to local branches of the Greater Boston YMCA.

- This bond features excellent call protection and an attractive 5.25% coupon in a lower-rated, investment-grade bond, while providing funding for projects that will benefit Boston-area communities.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
    SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(5)                    Class A            Class B           Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.2%               3.6%              3.6%
Five Years                         N.A.               4.7               4.7
Life of Fund+                      5.8                4.7               3.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           1.8%               0.6%              2.6%
Five Years                         N.A.               4.7               4.7.
Life of Fund+                      5.0                4.7               3.7

+Inception Dates -- Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       6/30/92         $10,000     $10,000
       7/31/92         $10,278     $10,298
       8/31/92         $10,136     $10,192
       9/30/92         $10,178     $10,275
      10/31/92         $10,070     $10,205
      11/30/92         $10,270     $10,358
      12/31/92         $10,355     $10,442
       1/31/92         $10,462     $10,595
       2/28/93         $10,798     $10,919
       3/31/93         $10,652     $10,776
       4/30/93         $10,739     $10,843
       5/31/93         $10,786     $10,875
       6/30/93         $10,900     $11,074
       7/31/93         $10,911     $11,076
       8/31/93         $11,094     $11,272
       9/30/93         $11,180     $11,396
      10/31/93         $11,201     $11,425
      11/30/93         $11,117     $11,325
      12/31/93         $11,300     $11,533
       1/31/94         $11,399     $11,655
       2/28/94         $11,180     $11,402
       3/31/94         $10,838     $11,098
       4/30/94         $10,917     $11,179
       5/31/94         $10,979     $11,234
       6/30/94         $10,933     $11,214
       7/31/94         $11,085     $11,372
       8/31/94         $11,107     $11,432
       9/30/94         $10,995     $11,322
      10/31/94         $10,884     $11,209
      11/30/94         $10,746     $11,045
      12/31/94         $10,903     $11,213
       1/31/95         $11,077     $11,423
       2/28/95         $11,295     $11,680
       3/31/95         $11,363     $11,802
       4/30/95         $11,369     $11,833
       5/31/95         $11,575     $12,148
       6/30/95         $11,533     $12,137
       7/31/95         $11,641     $12,292
       8/31/95         $11,747     $12,437
       9/30/95         $11,795     $12,484
      10/31/95         $11,878     $12,593
      11/30/95         $11,996     $12,732
      12/31/95         $12,043     $12,799
       1/31/96         $12,116     $12,923
       2/28/96         $12,058     $12,879
       3/31/96         $11,940     $12,753
       4/30/96         $11,883     $12,730
       5/31/96         $11,860     $12,711
       6/30/96         $11,925     $12,809
       7/31/96         $11,996     $12,915
       8/31/96         $11,999     $12,922
       9/30/96         $12,111     $13,039
      10/31/96         $12,208     $13,179
      11/30/96         $12,380     $13,399
      12/31/96         $12,298     $13,358
       1/31/97         $12,300     $13,406
       2/28/97         $12,405     $13,517
       3/31/97         $12,268     $13,342
       4/30/97         $12,354     $13,411
       5/31/97         $12,504     $13,579
       6/30/97         $12,595     $13,709
       7/31/97         $12,794     $14,027
       8/31/97         $12,722     $13,927
       9/30/97         $12,800     $14,075
      10/31/97         $12,815     $14,158
      11/30/97         $12,883     $14,208
      12/31/97         $13,059     $14,382
       1/31/98         $13,150     $14,533
       2/28/98         $13,169     $14,546
       3/31/98         $13,166     $14,546
       4/30/98         $13,079     $14,462
       5/31/98         $13,259     $14,674
       6/30/98         $13,262     $14,716
       7/31/98         $13,276     $14,765
       8/31/98         $13,462     $14,989
       9/30/98         $13,618     $15,182
      10/31/98         $13,567     $15,204
      11/30/98         $13,572     $15,245
      12/31/98         $13,637     $15,277
       1/31/99         $13,771     $15,500
       2/28/99         $13,670     $15,413
       3/31/99         $13,641     $15,407

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,656 on March 31, 1999; $11,393, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have been worth $12,098 on March 31, 1999.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.83% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The Michigan economy struggled somewhat in 1998, as a strike at General Motors and continuing weak demand from Asia took a heavy toll. However, while manufacturing jobs increased just 0.5% during the year, construction, trade and service sector employment rose significantly. The state's jobless rate in March was 3.9%, unchanged from March 1998.

- Despite the GM strike, the auto industry posted fairly good results in 1998, with 15.6 million cars and light trucks sold, a 2.9% increase over 1997 levels. Detroit's auto makers managed to maintain their domestic market share versus foreign-made vehicles.

- One of the nation's leading exporters, Michigan's economy remains sensitive to global economic trends. While a lingering Japanese recession continued to hamper manufacturing, a strengthening European Economic Community could help stimulate demand.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A and Class B shares had total returns of 3.5% and 3.1%, respectively.(1) For Class A and Class
  B, these returns resulted from a decline in net asset value (NAV) per share to $9.97 on March 31, 1999 from $10.04 on March 31, 1998, and the reinvestment of $0.419 and $0.373 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $9.97 per share for Class A and Class B, the distribution rates were 4.31% and 3.66%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at March 31 were 2.29% and 1.59%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Insured(5) general obligations constituted the Portfolio's largest weighting at March 31. In an uncertain economic climate that included the GM strike and softer foreign demand, these bonds provided the Portfolio with a very high quality investment.

- The Portfolio reduced its exposure to City of Detroit general obligations. Despite having made significant strides in recent years, the city has been bogged down lately in a financial battle with the state over control of the Detroit public school system.

- Escrowed bonds were the Portfolio's second largest sector weighting. In addition to providing above-average income, the bonds, which are backed by Treasury bonds, improved the overall quality of the Portfolio.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Grand Ledge MI
  Public School District

- These bonds were issued to finance improvements to public school facilities in this small community west of Lansing.

- The insured(5) bond has an exceptional 7.875% coupon, providing excellent income for the Portfolio in a AAA rated investment.

- As an escrowed bond, the Grand Ledge issue has been pre-refunded and backed by Treasuries. Therefore, it tends to trade very near its call price, thus representing a relatively stable investment.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The
    Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks that are associated with these investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(6)                    Class A              Class B
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           3.5%                 3.1%
Five Years                         N.A.                 4.7
Life of Fund+                      5.5                  4.0

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           1.2%                 0.1%
Five Years                         N.A.                 4.7
Life of Fund+                      4.6                  4.0

+Inception date: Class A: 10/22/96; Class B: 4/16/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* APRIL 30, 1993-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       4/30/93         $10,000     $10,000
       5/31/93          $9,980     $10,030
       6/30/93         $10,124     $10,213
       7/31/93         $10,130     $10,215
       8/31/93         $10,282     $10,396
       9/30/93         $10,380     $10,510
      10/31/93         $10,387     $10,537
      11/30/93         $10,324     $10,444
      12/31/93         $10,495     $10,636
       1/31/94         $10,609     $10,749
       2/28/94         $10,375     $10,516
       3/31/94         $10,057     $10,235
       4/30/94         $10,140     $10,310
       5/31/94         $10,177     $10,361
       6/30/94         $10,151     $10,343
       7/31/94         $10,274     $10,488
       8/31/94         $10,292     $10,543
       9/30/94         $10,193     $10,442
      10/31/94         $10,074     $10,337
      11/30/94          $9,930     $10,187
      12/31/94         $10,038     $10,341
       1/31/95         $10,245     $10,535
       2/28/95         $10,430     $10,772
       3/31/95         $10,483     $10,884
       4/30/95         $10,486     $10,913
       5/31/95         $10,681     $11,204
       6/30/95         $10,639     $11,194
       7/31/95         $10,718     $11,336
       8/31/95         $10,818     $11,470
       9/30/95         $10,863     $11,514
      10/31/95         $10,998     $11,614
      11/30/95         $11,099     $11,742
      12/31/95         $11,133     $11,804
       1/31/96         $11,225     $11,919
       2/28/96         $11,136     $11,878
       3/31/96         $11,001     $11,762
       4/30/96         $10,959     $11,740
       5/31/96         $10,948     $11,723
       6/30/96         $11,022     $11,813
       7/31/96         $11,136     $11,911
       8/31/96         $11,082     $11,917
       9/30/96         $11,212     $12,025
      10/31/96         $11,305     $12,154
      11/30/96         $11,494     $12,357
      12/31/96         $11,463     $12,319
       1/31/97         $11,500     $12,364
       2/28/97         $11,588     $12,467
       3/31/97         $11,457     $12,305
       4/30/97         $11,505     $12,368
       5/31/97         $11,649     $12,524
       6/30/97         $11,736     $12,643
       7/31/97         $11,963     $12,936
       8/31/97         $11,859     $12,845
       9/30/97         $11,922     $12,981
      10/31/97         $11,948     $13,057
      11/30/97         $11,990     $13,103
      12/31/97         $12,171     $13,264
       1/31/98         $12,283     $13,403
       2/28/98         $12,277     $13,415
       3/31/98         $12,275     $13,416
       4/30/98         $12,166     $13,338
       5/31/98         $12,352     $13,534
       6/30/98         $12,367     $13,572
       7/31/98         $12,381     $13,617
       8/31/98         $12,560     $13,824
       9/30/98         $12,660     $14,002
      10/31/98         $12,611     $14,022
      11/30/98         $12,601     $14,060
      12/31/98         $12,612     $14,090
       1/31/99         $12,740     $14,295
       2/28/99         $12,679     $14,214
       3/31/99         $12,650     $14,209

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/31/96 at net asset value would have been worth $11,371 on March 31, 1999; $11,120, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.99% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The New Jersey economy advanced strongly in 1998, with state domestic product rising a robust 4.6%. Employment gains, rising wages, and large investment income boosted personal incomes of New Jerseyans. The state's jobless rate fell below the national rate for the first time in a decade.

- New Jersey added 76,500 new jobs in 1998, a gain of 2.1%. Job gains were dominated by the state's core growth sectors -- technology, finance, health care, and entertainment. The manufacturing sector, beset by weak demand from Asia, again posted job losses.

- Infrastructure improvements have become increasingly important to New Jersey's burgeoning entertainment industry. Expansions at Newark International Airport have contributed to a sharp increase in tourist traffic at that facility, while public transportation improvements have encouraged hotel and casino expansions in Atlantic City.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A and Class B shares had total returns of 4.0% and 3.5%, respectively.(1) For Class A and Class
  B, these returns resulted from a decline in net asset value (NAV) per share to $10.32 on March 31, 1999 from $10.35 on March 31, 1998, and the reinvestment of $0.443 and $0.385 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.32 per share for Class A and Class B, the distribution rates were 4.49% and 3.73%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at March 31 were 3.30% and 2.63%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- There were relatively few changes made to the Portfolio during the period. The portfolio's largest weightings included insured general obligations,(5) cogeneration and insured(5) hospital bonds.

- With the New Jersey market again featuring large insured(5) issuance, the Portfolio maintained higher-coupon bonds, including assisted living projects, industrial development bonds and cogeneration facilities.

- The Portfolio increased its investments in the transportation sector. Bonds of the Port Authority of New York and New Jersey provided a very liquid investment in a well-regarded, AA- rated issuer.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  New Jersey Economic
  Development Authority
  The Chelsea at East Brunswick

- These bonds were issued to finance the construction costs of an assisted living facility in East Brunswick run by the Chelsea Management Group.

- The facility provides senior citizens with an attractive living alternative, featuring a wide array of services, including meals, housekeeping, transportation, exercise and leisure activities.

- This issue was representative of the Portfolio's efforts to find good income opportunities in non-rated bonds.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The
    Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks associated with these investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year;
    1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(6)                    Class A              Class B
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.0%                 3.5%
Five Years                         N.A.                 4.6
Life of Fund+                      5.8                  4.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           1.7%                 0.5%
Five Years                         N.A.                 4.6
Life of Fund+                      4.9                  4.7

+Inception date: Class A: 6/27/96; Class B: 6/1/92

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       6/30/92         $10,000     $10,000
       7/31/92         $10,358     $10,298
       8/31/92         $10,215     $10,192
       9/30/92         $10,257     $10,275
      10/31/92         $10,118     $10,205
      11/30/92         $10,328     $10,358
      12/31/92         $10,422     $10,442
       1/31/92         $10,540     $10,595
       2/28/93         $10,896     $10,919
       3/31/93         $10,739     $10,776
       4/30/93         $10,825     $10,843
       5/31/93         $10,871     $10,875
       6/30/93         $11,006     $11,074
       7/31/93         $11,016     $11,076
       8/31/93         $11,167     $11,272
       9/30/93         $11,250     $11,396
      10/31/93         $11,249     $11,425
      11/30/93         $11,174     $11,325
      12/31/93         $11,345     $11,533
       1/31/94         $11,455     $11,655
       2/28/94         $11,225     $11,402
       3/31/94         $10,894     $11,098
       4/30/94         $10,971     $11,179
       5/31/94         $11,033     $11,234
       6/30/94         $10,985     $11,214
       7/31/94         $11,115     $11,372
       8/31/94         $11,136     $11,432
       9/30/94         $11,045     $11,322
      10/31/94         $10,922     $11,209
      11/30/94         $10,773     $11,045
      12/31/94         $10,941     $11,213
       1/31/95         $11,125     $11,423
       2/28/95         $11,308     $11,680
       3/31/95         $11,387     $11,802
       4/30/95         $11,381     $11,833
       5/31/95         $11,597     $12,148
       6/30/95         $11,531     $12,137
       7/31/95         $11,639     $12,292
       8/31/95         $11,720     $12,437
       9/30/95         $11,781     $12,484
      10/31/95         $11,888     $12,593
      11/30/95         $12,030     $12,732
      12/31/95         $12,079     $12,799
       1/31/96         $12,152     $12,923
       2/28/96         $12,073     $12,879
       3/31/96         $11,932     $12,753
       4/30/96         $11,865     $12,730
       5/31/96         $11,831     $12,711
       6/30/96         $11,920     $12,809
       7/31/96         $12,051     $12,915
       8/31/96         $12,019     $12,922
       9/30/96         $12,143     $13,039
      10/31/96         $12,205     $13,179
      11/30/96         $12,390     $13,399
      12/31/96         $12,357     $13,358
       1/31/97         $12,409     $13,406
       2/28/97         $12,501     $13,517
       3/31/97         $12,353     $13,342
       4/30/97         $12,391     $13,411
       5/31/97         $12,541     $13,579
       6/30/97         $12,645     $13,709
       7/31/97         $12,894     $14,027
       8/31/97         $12,749     $13,927
       9/30/97         $12,865     $14,075
      10/31/97         $12,893     $14,158
      11/30/97         $12,937     $14,208
      12/31/97         $13,088     $14,382
       1/31/98         $13,205     $14,533
       2/28/98         $13,199     $14,546
       3/31/98         $13,185     $14,546
       4/30/98         $13,098     $14,462
       5/31/98         $13,292     $14,674
       6/30/98         $13,308     $14,716
       7/31/98         $13,323     $14,765
       8/31/98         $13,497     $14,989
       9/30/98         $13,615     $15,182
      10/31/98         $13,591     $15,204
      11/30/98         $13,582     $15,245
      12/31/98         $13,596     $15,277
       1/31/99         $13,731     $15,500
       2/28/99         $13,657     $15,413
       3/31/99         $13,642     $15,407

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,661 on March 31, 1999; $11,398, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.22% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- While the New York economy posted gains in the past year, the state suffered from tumult in the financial markets and declining exports to Asia and emerging markets. The state's job growth continued to lag the nation, rising 2.0% versus 2.6% for the nation as a whole. The state's unemployment rate declined to 5.0% in March from 5.8% a year earlier.

- The Mid-Hudson region was New York's pacesetter for job creation. Computer-related areas, metals, and temporary services were among the area's fastest-growing industry groups.

- New York City's financial markets were deeply affected by last year's global financial crisis. Securities underwriting volumes declined sharply and several large brokerage firms announced layoffs amid market volatility and fears of declining profits.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A, Class B, and
  Class C shares had total returns of 4.8%, 4.2%, and 4.3%, respectively.(1) For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.56 on March 31, 1999 from $10.51 on March 31, 1998, and the reinvestment of $0.445 and $0.386 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a rise in NAV to $10.00 from $9.95, and the reinvestment of $0.370 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.56 per share for Class A and Class B, and $10.00 for Class C, the Fund's distribution rates were 4.45%, 3.69% and 3.83%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at March 31 were 3.67%, 3.03% and 3.03%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Lease revenue/certificates of participation were the Portfolio's largest sector weighting at March 31. The issues financed a wide variety of public facilities within the state, including transportation, energy, housing and youth services.

- The Portfolio's industrial development bonds provided very attractive yields while financing state economic projects. Companies benefiting from these bonds included Delta Airlines, American Airlines, and Terminal One Group.

- Housing issues for the New York State Mortgage Agency and the New York City Housing Development Corp. played a significant role, financing single-family and multi-family projects alike.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Suffolk County
  Industrial Development Authority
  Nissequogue Cogeneration Facility

- These bonds were issued to finance construction costs of a 41-megawatt, gas-fired cogeneration facility on the Stonybrook campus of SUNY in Brookhaven.

- The Nissequogue facility provides electricity, and steam heating and cooling for the Stonybrook campus, as well as electricity for Long Island Power Authority.

- The Nissequogue issue is an example of the Portfolio's research-intensive investments in non-rated bonds.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
    SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(5)                    Class A            Class B           Class C
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.8%               4.2%              4.3%
Five Years                         N.A.               5.0               5.0.
Life of Fund+                      6.5                5.0               3.9

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           2.4%               1.2%              3.3%
Five Years                         N.A.               5.0               5.0
Life of Fund+                      5.6                5.0               3.9

+Inception Dates -- Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       5/31/92         $10,000     $10,000
       6/30/92         $10,010     $10,159
       7/31/92         $10,312     $10,462
       8/31/92         $10,220     $10,354
       9/30/92         $10,274     $10,438
      10/31/92         $10,135     $10,368
      11/30/92         $10,368     $10,522
      12/31/92         $10,464     $10,608
       1/31/92         $10,603     $10,763
       2/28/93         $10,962     $11,093
       3/31/93         $10,795     $10,947
       4/30/93         $10,871     $11,015
       5/31/93         $10,908     $11,048
       6/30/93         $11,055     $11,250
       7/31/93         $11,076     $11,252
       8/31/93         $11,258     $11,451
       9/30/93         $11,342     $11,577
      10/31/93         $11,351     $11,607
      11/30/93         $11,265     $11,505
      12/31/93         $11,437     $11,716
       1/31/94         $11,548     $11,840
       2/28/94         $11,305     $11,583
       3/31/94         $10,952     $11,274
       4/30/94         $11,030     $11,356
       5/31/94         $11,103     $11,413
       6/30/94         $11,078     $11,392
       7/31/94         $11,208     $11,553
       8/31/94         $11,218     $11,613
       9/30/94         $11,106     $11,502
      10/31/94         $10,983     $11,387
      11/30/94         $10,788     $11,221
      12/31/94         $10,952     $11,391
       1/31/95         $11,149     $11,604
       2/28/95         $11,366     $11,866
       3/31/95         $11,434     $11,989
       4/30/95         $11,440     $12,021
       5/31/95         $11,657     $12,341
       6/30/95         $11,626     $12,330
       7/31/95         $11,734     $12,487
       8/31/95         $11,839     $12,634
       9/30/95         $11,866     $12,683
      10/31/95         $11,974     $12,793
      11/30/95         $12,093     $12,934
      12/31/95         $12,154     $13,003
       1/31/96         $12,228     $13,129
       2/28/96         $12,148     $13,084
       3/31/96         $12,019     $12,956
       4/30/96         $11,975     $12,932
       5/31/96         $11,942     $12,913
       6/30/96         $12,020     $13,012
       7/31/96         $12,091     $13,120
       8/31/96         $12,070     $13,127
       9/30/96         $12,195     $13,246
      10/31/96         $12,281     $13,388
      11/30/96         $12,478     $13,612
      12/31/96         $12,409     $13,570
       1/31/97         $12,387     $13,619
       2/28/97         $12,480     $13,732
       3/31/97         $12,355     $13,554
       4/30/97         $12,443     $13,624
       5/31/97         $12,606     $13,795
       6/30/97         $12,722     $13,927
       7/31/97         $13,034     $14,249
       8/31/97         $12,925     $14,149
       9/30/97         $13,042     $14,298
      10/31/97         $13,069     $14,383
      11/30/97         $13,126     $14,434
      12/31/97         $13,315     $14,610
       1/31/98         $13,407     $14,763
       2/28/98         $13,426     $14,777
       3/31/98         $13,424     $14,777
       4/30/98         $13,324     $14,691
       5/31/98         $13,518     $14,907
       6/30/98         $13,547     $14,949
       7/31/98         $13,562     $14,999
       8/31/98         $13,762     $15,227
       9/30/98         $13,932     $15,423
      10/31/98         $13,881     $15,445
      11/30/98         $13,900     $15,487
      12/31/98         $13,941     $15,520
       1/31/99         $14,063     $15,747
       2/28/99         $14,016     $15,657
       3/31/99         $13,988     $15,652

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,856 on March 31, 1999; $11,591, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have been worth $12,240 on March 31, 1999.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.84% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The Ohio economy made further progress in 1998 and early 1999, with the service and trade sectors responsible for most employment gains. In contrast, the economic woes of Asia and the strong U.S. dollar hurt the manufacturing sector, an important element of the Ohio economy. The state's March unemployment rate was 3.9%.

- Despite a difficult climate for manufacturers, Ohio's steelmakers fared well in 1998, reflecting a strong industry trend. According to the Cleveland-based Steel Service Center Institute, nationwide shipments totalled 28.9 million tons, a 3% increase over 1997.

- The Ohio labor market suffered from the General Motors auto strike and some temporary, weather-related layoffs elsewhere. Nonetheless, according to the Ohio Bureau of Employment Services, the state saw 156,000 more Ohians employed during the year.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A and Class B shares had total returns of 4.2% and 3.6%, respectively.(1) For Class A and B, these returns resulted from a decline in net asset value (NAV) per share to $10.11 on March 31, 1999 from $10.14 on March 31, 1998, and the reinvestment of $0.448 and $0.393 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.11 per share for Class A and Class B, the Fund's distribution rates were 4.60% and 3.86%, respectively.(3)

- The SEC 30-day yields for Class A and Class B shares at March 31 were 3.10% and 2.45%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- The Portfolio continued its relative-value approach, seeking opportunities in undervalued sectors of the Ohio market. Insured(5) general obligations were the Portfolio's largest sector weighting at March 31.

- Industrial development bonds provided some good opportunities in higher-coupon bonds. Industries represented in the Portfolio's IDB holdings included plastics, steel, air freight and entertainment.

- With quality spreads remaining narrow, the Portfolio maintained an exposure to non-rated bonds. The Portfolio found especially good value among non-rated issues in the housing, life care, and nursing home sectors.

YOUR INVESTMENT AT WORK                                              [GRAPHIC]
-------------------------------------------------------------------------------
  Ohio Solid Waste Revenue Bonds
  Republic Engineered Steel, Inc.

- Republic Engineered Steel, Inc., headquartered in Massillon, is a manufacturer of hot-rolled, specialty steel bars. Product applications include axles and wheel hubs used in auto manufacture and bars used to produce aircraft landing gear.

- These bonds were issued to finance the construction of solid waste treatment facilities at Republic's Canton Township plant.

- The non-rated bonds carry an exceptional 9.00% coupon and provide the Portfolio eight years of premium call protection.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The
    Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks associated with these investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year;
    1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(5)                    Class A              Class B
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           4.2%                 3.6%
Five Years                         N.A.                 4.9
Life of Fund+                      5.8                  4.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           1.9%                 0.6%
Five Years                         N.A.                 4.9
Life of Fund+                      4.8                  4.3

+Inception date: Class A: 10/22/96; Class B: 4/16/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* APRIL 30, 1993-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       4/30/93         $10,000     $10,000
       5/31/93          $9,990     $10,030
       6/30/93         $10,149     $10,213
       7/31/93         $10,176     $10,215
       8/31/93         $10,348     $10,396
       9/30/93         $10,446     $10,510
      10/31/93         $10,452     $10,537
      11/30/93         $10,389     $10,444
      12/31/93         $10,561     $10,636
       1/31/94         $10,674     $10,749
       2/28/94         $10,430     $10,516
       3/31/94         $10,113     $10,235
       4/30/94         $10,206     $10,310
       5/31/94         $10,253     $10,361
       6/30/94         $10,217     $10,343
       7/31/94         $10,350     $10,488
       8/31/94         $10,369     $10,543
       9/30/94         $10,260     $10,442
      10/31/94         $10,140     $10,337
      11/30/94          $9,996     $10,187
      12/31/94         $10,136     $10,341
       1/31/95         $10,322     $10,535
       2/28/95         $10,484     $10,772
       3/31/95         $10,558     $10,884
       4/30/95         $10,551     $10,913
       5/31/95         $10,767     $11,204
       6/30/95         $10,715     $11,194
       7/31/95         $10,784     $11,336
       8/31/95         $10,894     $11,470
       9/30/95         $10,952     $11,514
      10/31/95         $11,065     $11,614
      11/30/95         $11,166     $11,742
      12/31/95         $11,224     $11,804
       1/31/96         $11,271     $11,919
       2/28/96         $11,217     $11,878
       3/31/96         $11,094     $11,762
       4/30/96         $11,062     $11,740
       5/31/96         $11,041     $11,723
       6/30/96         $11,161     $11,813
       7/31/96         $11,218     $11,911
       8/31/96         $11,211     $11,917
       9/30/96         $11,343     $12,025
      10/31/96         $11,414     $12,154
      11/30/96         $11,603     $12,357
      12/31/96         $11,562     $12,319
       1/31/97         $11,542     $12,364
       2/28/97         $11,666     $12,467
       3/31/97         $11,525     $12,305
       4/30/97         $11,598     $12,368
       5/31/97         $11,743     $12,524
       6/30/97         $11,831     $12,643
       7/31/97         $12,083     $12,936
       8/31/97         $11,992     $12,845
       9/30/97         $12,068     $12,981
      10/31/97         $12,096     $13,057
      11/30/97         $12,140     $13,103
      12/31/97         $12,273     $13,264
       1/31/98         $12,386     $13,403
       2/28/98         $12,394     $13,415
       3/31/98         $12,381     $13,416
       4/30/98         $12,335     $13,338
       5/31/98         $12,486     $13,534
       6/30/98         $12,502     $13,572
       7/31/98         $12,518     $13,617
       8/31/98         $12,673     $13,824
       9/30/98         $12,762     $14,002
      10/31/98         $12,741     $14,022
      11/30/98         $12,758     $14,060
      12/31/98         $12,797     $14,090
       1/31/99         $12,927     $14,295
       2/28/99         $12,856     $14,214
       3/31/99         $12,830     $14,209

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/31/96 at net asset value would have been worth $11,430 on March 31, 1999; $11,170, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.66% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PHOTO]
Timothy T. Browse
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Pennsylvania enjoyed strong, albeit uneven, economic growth over the past year. Despite the negative impact of weak Asian economies, more than 53,000 new jobs were added in the past year, a testament to an increasingly diverse economic mix. Pennsylvania's March jobless rate was 4.4%, down from 4.8% a year ago.

- The strong U.S. dollar resulted in a fiercely competitive climate for Pennsylvania's durable goods manufacturers. Amid an influx of low-cost imports, the sector lost more than 8,000 jobs, primarily in metals and transportation equipment.

- The service sector again was Pennsylvania's primary generator of job growth. Higher education, local government, and business services, including data processing and computer-related activities, were the major sources of new jobs.

THE FUND
-------------------------------------------------------------------------------
- During the year ended March 31, 1999, the Fund's Class A, Class B, and
  Class C shares had total returns of 3.9%, 3.3%, and 3.4%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $10.50 on March 31, 1999 from $10.55 on March 31, 1998, and the reinvestment of $0.455 and $0.397 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.93 from $9.98, and the reinvestment of $0.380 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.50 per share for Class A and Class B, and $9.93 for Class C, the Fund's distribution rates were 4.53%, 3.78%, and 3.73%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at March 31 were 3.46%, 2.79% and 2.79%, respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- The Pennsylvania market characteristically featured a large issuance of hospital bonds. Hospitals and insured(5) hospital bonds constituted large Portfolio holdings, with some lower investment-grade issues providing excellent income opportunities.

- The Portfolio maintained a large commitment to escrowed bonds. The bonds are backed by Treasury bonds, which gives them an implicit AAA credit rating. Meanwhile, they continue to provide an excellent stream of income to the Portfolio.

- Management continued its efforts to upgrade the Portfolio's call protection. As low interest rates prompted a series of refundings, call protection became increasingly important for municipal investors.

YOUR INVESTMENT AT WORK                                               [GRAPHIC]
-------------------------------------------------------------------------------
  Chester County
  Industrial Development Authority
  Senior Life Choice of Kimberton

- The Chester County Industrial Development Authority provides financing for economic development and public projects within the County.

- These bonds were issued to help finance an assisted living facility in Kimberton. These facilities have become increasingly popular as a health care alternative for an aging population.

- The non-rated bond has an attractive 8.00% coupon. The Portfolios purchased the issue in its entirety and Eaton Vance was able to negotiate some of its terms.

-------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks associated with these investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FUND INFORMATION
as of March 31, 1999


Performance(6)                    Class A            Class B           Class C
-------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           3.9%               3.3%              3.4%
Five Years                         N.A.               4.9               4.9
Life of Fund+                      6.3                5.0               3.8

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           1.6%               0.3%              2.4%
Five Years                         N.A.               4.9               4.9
Life of Fund+                      5.4                5.0               3.8

+Inception Dates -- Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND, CLASS B VS. LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992-MARCH 31, 1999.

          DATE        FUND/NAV     LB7YMBI
       6/30/92         $10,000     $10,000
       7/31/92         $10,357     $10,298
       8/31/92         $10,206     $10,192
       9/30/92         $10,268     $10,275
      10/31/92         $10,121     $10,205
      11/30/92         $10,351     $10,358
      12/31/92         $10,435     $10,442
       1/31/92         $10,563     $10,595
       2/28/93         $10,898     $10,919
       3/31/93         $10,722     $10,776
       4/30/93         $10,819     $10,843
       5/31/93         $10,866     $10,875
       6/30/93         $10,991     $11,074
       7/31/93         $11,003     $11,076
       8/31/93         $11,186     $11,272
       9/30/93         $11,271     $11,396
      10/31/93         $11,282     $11,425
      11/30/93         $11,198     $11,325
      12/31/93         $11,403     $11,533
       1/31/94         $11,502     $11,655
       2/28/94         $11,274     $11,402
       3/31/94         $10,924     $11,098
       4/30/94         $11,013     $11,179
       5/31/94         $11,065     $11,234
       6/30/94         $11,030     $11,214
       7/31/94         $11,182     $11,372
       8/31/94         $11,193     $11,432
       9/30/94         $11,082     $11,322
      10/31/94         $10,961     $11,209
      11/30/94         $10,803     $11,045
      12/31/94         $10,969     $11,213
       1/31/95         $11,142     $11,423
       2/28/95         $11,359     $11,680
       3/31/95         $11,416     $11,802
       4/30/95         $11,434     $11,833
       5/31/95         $11,650     $12,148
       6/30/95         $11,609     $12,137
       7/31/95         $11,705     $12,292
       8/31/95         $11,799     $12,437
       9/30/95         $11,838     $12,484
      10/31/95         $11,934     $12,593
      11/30/95         $12,053     $12,732
      12/31/95         $12,103     $12,799
       1/31/96         $12,166     $12,923
       2/28/96         $12,100     $12,879
       3/31/96         $11,984     $12,753
       4/30/96         $11,918     $12,730
       5/31/96         $11,897     $12,711
       6/30/96         $11,964     $12,809
       7/31/96         $12,036     $12,915
       8/31/96         $12,053     $12,922
       9/30/96         $12,167     $13,039
      10/31/96         $12,241     $13,179
      11/30/96         $12,427     $13,399
      12/31/96         $12,383     $13,358
       1/31/97         $12,399     $13,406
       2/28/97         $12,493     $13,517
       3/31/97         $12,358     $13,342
       4/30/97         $12,422     $13,411
       5/31/97         $12,573     $13,579
       6/30/97         $12,690     $13,709
       7/31/97         $13,002     $14,027
       8/31/97         $12,883     $13,927
       9/30/97         $13,000     $14,075
      10/31/97         $13,029     $14,158
      11/30/97         $13,087     $14,208
      12/31/97         $13,264     $14,382
       1/31/98         $13,395     $14,533
       2/28/98         $13,390     $14,546
       3/31/98         $13,415     $14,546
       4/30/98         $13,330     $14,462
       5/31/98         $13,499     $14,674
       6/30/98         $13,529     $14,716
       7/31/98         $13,507     $14,765
       8/31/98         $13,695     $14,989
       9/30/98         $13,801     $15,182
      10/31/98         $13,765     $15,204
      11/30/98         $13,771     $15,245
      12/31/98         $13,799     $15,277
       1/31/99         $13,935     $15,500
       2/28/99         $13,876     $15,413
       3/31/99         $13,862     $15,407

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/30/96 at net asset value would have been worth $11,805 on March 31, 1999; $11,542, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have been worth $12,199 on March 31, 1999.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.95% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1999 is designated as an exempt-interest dividend.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                           CALIFORNIA      CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
                                          LIMITED FUND    LIMITED FUND    LIMITED FUND     LIMITED FUND    LIMITED FUND
------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                         $ 27,226,098     $8,470,317     $ 57,218,771     $49,150,294     $  9,709,181
   Unrealized appreciation                    1,451,997        491,207        2,729,429       2,393,141          771,620
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $ 28,678,095     $8,961,524     $ 59,948,200     $51,543,435     $ 10,480,801
------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $     10,000     $       --     $        100     $    25,876     $         --
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $ 28,688,095     $8,961,524     $ 59,948,300     $51,569,311     $ 10,480,801
------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------
Dividends payable                          $     54,392     $   16,569     $    109,073     $    93,624     $     19,576
Payable for Fund shares redeemed                 34,223             --          153,062          32,663            2,435
Other accrued expenses                           30,608         20,668           54,822          41,802           18,872
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $    119,223     $   37,237     $    316,957     $   168,089     $     40,883
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 28,568,872     $8,924,287     $ 59,631,343     $51,401,222     $ 10,439,918
------------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Paid-in capital                            $ 29,328,809     $8,919,084     $ 60,603,225     $50,896,996     $ 11,138,436
Accumulated net realized loss from
   Portfolio (computed on basis of
   identified cost)                          (2,157,541)      (536,940)      (3,613,482)     (1,839,841)      (1,450,562)
Accumulated undistributed (distributions
   in excess of) net investment income          (54,393)        50,936          (87,829)        (49,074)         (19,576)
Net unrealized appreciation from
   Portfolio (computed on basis of
   identified cost)                           1,451,997        491,207        2,729,429       2,393,141          771,620
------------------------------------------------------------------------------------------------------------------------
TOTAL                                      $ 28,568,872     $8,924,287     $ 59,631,343     $51,401,222     $ 10,439,918
------------------------------------------------------------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 26,169,641     $7,514,256     $ 49,355,074     $43,436,483     $  9,786,263
SHARES OUTSTANDING                            2,527,768        741,473        4,805,301       4,209,754          981,749
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      10.35     $    10.13     $      10.27     $     10.32     $       9.97
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset
      value per share)                     $      10.59     $    10.36     $      10.51     $     10.56     $      10.20
------------------------------------------------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $  2,399,231     $1,410,031     $  6,326,004     $ 2,747,372     $    653,655
SHARES OUTSTANDING                              231,746        139,239          616,060         266,143           65,579
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      10.35     $    10.13     $      10.27     $     10.32     $       9.97
------------------------------------------------------------------------------------------------------------------------
Class C Shares
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $         --     $       --     $  3,950,265     $ 5,217,367     $         --
SHARES OUTSTANDING                                   --             --          406,921         528,918               --
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $         --     $       --     $       9.71     $      9.86     $         --
------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
                                          LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                         $ 37,297,232    $ 62,445,972    $ 21,589,820    $ 48,601,912
   Unrealized appreciation                    2,483,449       3,426,771       1,069,434       2,168,770
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $ 39,780,681    $ 65,872,743    $ 22,659,254    $ 50,770,682
-------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $     50,000    $      2,994    $         --    $      2,210
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $ 39,830,681    $ 65,875,737    $ 22,659,254    $ 50,772,892
-------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------
Dividends payable                          $     77,028    $    123,756    $     44,727    $     93,122
Payable for Fund shares redeemed                 78,516          24,703           3,043              --
Other accrued expenses                           28,229          48,982          31,972          42,416
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $    183,773    $    197,441    $     79,742    $    135,538
-------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 39,646,908    $ 65,678,296    $ 22,579,512    $ 50,637,354
-------------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Paid-in capital                            $ 39,505,344    $ 63,870,666    $ 22,770,269    $ 49,559,519
Accumulated net realized loss from
   Portfolio (computed on basis of
   identified cost)                          (2,301,745)     (1,558,804)     (1,346,917)     (1,067,227)
Accumulated undistributed (distributions
   in excess of) net investment income          (40,140)        (60,337)         86,726         (23,708)
Net unrealized appreciation from
   Portfolio (computed on basis of
   identified cost)                           2,483,449       3,426,771       1,069,434       2,168,770
-------------------------------------------------------------------------------------------------------
TOTAL                                      $ 39,646,908    $ 65,678,296    $ 22,579,512    $ 50,637,354
-------------------------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 36,591,255    $ 57,863,562    $ 20,374,551    $ 41,047,859
SHARES OUTSTANDING                            3,546,521       5,478,188       2,016,094       3,907,818
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      10.32    $      10.56    $      10.11    $      10.50
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset
      value per share)                     $      10.56    $      10.80    $      10.34    $      10.74
-------------------------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------------------------
NET ASSETS                                 $  3,055,653    $  5,077,647    $  2,204,961    $  3,786,940
SHARES OUTSTANDING                              296,148         480,840         218,184         360,523
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      10.32    $      10.56    $      10.11    $      10.50
-------------------------------------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------------------------------------
NET ASSETS                                 $         --    $  2,737,087    $         --    $  5,802,555
SHARES OUTSTANDING                                   --         273,715              --         584,149
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $         --    $      10.00    $         --    $       9.93
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA      CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
                                          LIMITED FUND    LIMITED FUND    LIMITED FUND     LIMITED FUND    LIMITED FUND
------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $1,679,122       $500,304       $3,463,508      $2,808,095       $ 602,186
Expenses allocated from Portfolio             (194,363)       (53,567)        (375,118)       (305,062)        (86,178)
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $1,484,759       $446,737       $3,088,390      $2,503,033       $ 516,008
------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $       42       $  1,374       $      555      $    2,287       $     168
Distribution and service fees
   Class A                                      42,295         13,631           77,273          62,138          14,918
   Class B                                      28,450         15,857           65,125          45,458           8,291
   Class C                                          --             --           49,710          38,412              --
Transfer and dividend disbursing agent
   fees                                         28,790          9,565           56,579          48,087          11,450
Legal and accounting services                    8,246          9,098           14,125          23,979           9,345
Printing and postage                             4,762          3,659            8,104          10,288           3,600
Custodian fee                                    6,009          5,820           10,713           6,812           5,103
Registration fees                                1,251            424            7,653           5,802           3,361
Amortization of organization expenses               --            269               --              --           1,262
Miscellaneous                                    5,358          3,711           10,811           8,760           3,847
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  125,203       $ 63,408       $  300,648      $  252,023       $  61,345
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $1,359,556       $383,329       $2,787,742      $2,251,010       $ 454,663
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  508,612       $ 48,664       $  848,816      $  732,983       $ 167,850
   Financial futures contracts                (130,540)       (29,254)        (208,377)       (284,350)        (53,228)
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                           $  378,072       $ 19,410       $  640,439      $  448,633       $ 114,622
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                              $ (263,755)      $ 13,373       $ (716,010)     $ (473,609)      $(181,375)
   Financial futures contracts                    (209)         3,626           11,838          15,948           2,401
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $ (263,964)      $ 16,999       $ (704,172)     $ (457,661)      $(178,974)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)     $  114,108       $ 36,409       $  (63,733)     $   (9,028)      $ (64,352)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $1,473,664       $419,738       $2,724,009      $2,241,982       $ 390,311
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
                                          LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $2,292,343      $3,689,798      $1,283,378      $2,910,538
Expenses allocated from Portfolio             (263,741)       (406,728)       (149,810)       (320,260)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $2,028,602      $3,283,070      $1,133,568      $2,590,278
-------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $    1,428      $    1,084      $      229      $    2,291
Distribution and service fees
   Class A                                      51,727          83,275          30,216          56,940
   Class B                                      44,859          63,533          27,246          47,584
   Class C                                          --          23,496              --          48,876
Transfer and dividend disbursing agent
   fees                                         39,932          67,671          19,645          53,573
Legal and accounting services                   12,496          15,733          12,019          19,040
Printing and postage                             9,235          21,277           4,396          10,511
Custodian fee                                    5,536           8,553           4,611           6,535
Registration fees                                1,500           2,822           3,596           1,007
Miscellaneous                                    7,966          11,261           3,577           8,286
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  174,679      $  298,705      $  105,535      $  254,643
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $1,853,923      $2,984,365      $1,028,033      $2,335,635
-------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  302,337      $  654,504      $  125,539      $  722,466
   Financial futures contracts                (135,039)       (287,095)       (100,053)       (166,778)
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                           $  167,298      $  367,409      $   25,486      $  555,688
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                              $ (313,608)     $  (30,963)     $  (84,845)     $ (771,210)
   Financial futures contracts                  10,457          17,434           3,453          (3,369)
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $ (303,151)     $  (13,529)     $  (81,392)     $ (774,579)
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)     $ (135,853)     $  353,880      $  (55,906)     $ (218,891)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $1,718,070      $3,338,245      $  972,127      $2,116,744
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA      CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
Increase (Decrease)in Net Assets          LIMITED FUND    LIMITED FUND    LIMITED FUND     LIMITED FUND    LIMITED FUND
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  1,359,556    $    383,329   $   2,787,742     $ 2,251,010     $    454,663
   Net realized gain                            378,072          19,410         640,439         448,633          114,622
   Net change in unrealized appreciation
      (depreciation)                           (263,964)         16,999        (704,172)       (457,661)        (178,974)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $  1,473,664    $    419,738   $   2,724,009     $ 2,241,982     $    390,311
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $ (1,261,736)   $   (315,775)  $  (2,327,941)    $(1,944,036)    $   (420,416)
      Class B                                  (127,848)        (68,388)       (275,336)       (182,561)         (39,337)
      Class C                                        --              --        (209,162)       (154,877)              --
   In excess of net investment income
      Class A                                      (135)         (7,965)             --              --          (14,144)
      Class B                                    (1,820)             --          (1,526)         (2,636)            (499)
      Class C                                        --              --              --          (3,195)              --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (1,391,539)   $   (392,128)  $  (2,813,965)    $(2,287,305)    $   (474,396)
------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $    363,844    $    464,104   $     700,316     $ 2,487,913     $    442,579
      Class B                                   756,317         260,113         814,557       1,504,280          199,415
      Class C                                        --              --       1,429,966       1,586,272               --
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds
      Class A                                 3,133,613       1,063,816       4,524,349              --          895,423
      Class C                                        --              --       6,552,371       4,459,306               --
   Net asset value of shares issued to
      shareholders
      in payment of distributions
      declared
      Class A                                   487,926         156,613         816,049         953,546          214,151
      Class B                                    61,904          46,445          79,403         123,499           28,483
      Class C                                        --              --         100,040         128,935               --
   Cost of shares redeemed
      Class A                                (6,698,846)     (1,375,758)    (11,155,505)     (8,510,101)      (2,131,033)
      Class B                                  (714,328)       (283,561)       (735,278)     (2,367,643)        (141,463)
      Class C                                        --              --      (4,132,890)       (945,891)              --
   Net asset value of shares exchanged
      Class A                                 3,033,129       1,151,393       4,440,205       4,963,466        1,261,515
      Class B                                (3,033,129)     (1,151,393)     (4,440,205)     (4,963,466)      (1,261,515)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS            $ (2,609,570)   $    331,772   $  (1,006,622)    $  (579,884)    $   (492,445)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      $ (2,527,445)   $    359,382   $  (1,096,578)    $  (625,207)    $   (576,530)
------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                       $ 31,096,317    $  8,564,905   $  60,727,921     $52,026,429     $ 11,016,448
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 28,568,872    $  8,924,287   $  59,631,343     $51,401,222     $ 10,439,918
------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $    (54,393)   $     50,936   $     (87,829)    $   (49,074)    $    (19,576)
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
Increase (Decrease)in Net Assets          LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  1,853,923   $   2,984,365    $  1,028,033    $  2,335,635
   Net realized gain                            167,298         367,409          25,486         555,688
   Net change in unrealized appreciation
      (depreciation)                           (303,151)        (13,529)        (81,392)       (774,579)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $  1,718,070   $   3,338,245    $    972,127    $  2,116,744
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $ (1,668,828)  $  (2,615,897)   $   (909,646)   $ (1,926,225)
      Class B                                  (183,025)       (260,257)       (121,712)       (204,064)
      Class C                                        --         (95,851)             --        (207,418)
   In excess of net investment income
      Class A                                        --              --         (20,743)             --
      Class B                                      (919)             --              --              --
      Class C                                        --            (726)             --              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (1,852,772)  $  (2,972,731)   $ (1,052,101)   $ (2,337,707)
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $    381,983   $   1,246,351    $    402,554    $    597,926
      Class B                                   599,064       1,074,287         605,499         464,936
      Class C                                        --       1,408,720              --       1,237,308
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds
      Class A                                   839,250         543,752       1,671,340              --
      Class C                                        --       2,285,786              --       5,132,765
   Net asset value of shares issued to
      shareholders
      in payment of distributions
      declared
      Class A                                   980,571       1,367,952         544,757         813,506
      Class B                                   143,996         188,523          80,845         134,020
      Class C                                        --          64,571              --         151,274
   Cost of shares redeemed
      Class A                                (6,663,082)    (12,152,775)     (2,703,497)     (8,402,426)
      Class B                                  (999,616)     (1,343,662)       (304,762)       (819,038)
      Class C                                        --      (1,033,218)             --        (689,222)
   Net asset value of shares exchanged
      Class A                                 5,301,665       7,108,382       2,422,090       4,252,261
      Class B                                (5,301,665)     (7,108,382)     (2,422,090)     (4,252,261)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS            $ (4,717,834)  $  (6,349,713)   $    296,736    $ (1,378,951)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      $ (4,852,536)  $  (5,984,199)   $    216,762    $ (1,599,914)
-------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                       $ 44,499,444   $  71,662,495    $ 22,362,750    $ 52,237,268
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 39,646,908   $  65,678,296    $ 22,579,512    $ 50,637,354
-------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $    (40,140)  $     (60,337)   $     86,726    $    (23,708)
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA      CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
Increase (Decrease)in Net Assets          LIMITED FUND    LIMITED FUND    LIMITED FUND     LIMITED FUND    LIMITED FUND
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   1,497,285    $    368,076   $   3,098,121    $   2,476,810   $     483,118
   Net realized gain (loss)                     433,367           4,051         (94,660)          17,484        (124,545)
   Net change in unrealized appreciation
      (depreciation)                            941,613         327,894       2,451,067        1,928,758         526,149
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   2,872,265    $    700,021   $   5,454,528    $   4,423,052   $     884,722
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (936,871)   $   (144,583)  $  (2,004,916)   $  (1,572,765)  $    (232,658)
      Class B                                  (570,677)       (229,255)     (1,064,705)        (860,024)       (258,458)
   In excess of net investment income
      Class A                                   (12,257)         (4,392)             --               --         (15,799)
      Class B                                   (23,588)             --              --               --              --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (1,543,393)   $   (378,230)  $  (3,069,621)   $  (2,432,789)  $    (506,915)
------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class B                             $     862,074    $    394,082   $   1,086,806    $     544,330   $     283,340
   Net asset value of shares issued to
      shareholders
      in payment of distributions
      declared
      Class A                                   360,909          67,528         730,455          789,937          98,883
      Class B                                   279,878         148,460         532,282          559,559         180,331
   Cost of shares redeemed
      Class A                                (8,438,995)     (1,235,782)    (21,116,043)     (11,235,114)     (1,557,577)
      Class B                                (3,400,466)     (1,943,632)     (5,629,314)      (5,707,875)     (2,203,538)
   Net asset value of shares exchanged
      Class A                                18,496,757       6,549,972      34,915,282       29,034,216      10,124,352
      Class B                               (18,496,757)     (6,549,972)    (34,915,282)     (29,034,216)    (10,124,352)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (10,336,600)   $ (2,569,344)  $ (24,395,814)   $ (15,049,163)  $  (3,198,561)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (9,007,728)   $ (2,247,553)  $ (22,010,907)   $ (13,058,900)  $  (2,820,754)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $  40,104,045    $ 10,812,458   $  82,738,828    $  65,085,329   $  13,837,202
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  31,096,317    $  8,564,905   $  60,727,921    $  52,026,429   $  11,016,448
------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $     (38,399)   $     59,735   $     (75,311)   $     (15,000)  $      (8,850)
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
Increase (Decrease)in Net Assets          LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   2,146,149   $   3,502,793   $   1,013,916   $   2,482,667
   Net realized gain (loss)                    (187,074)      1,088,247         131,062         406,226
   Net change in unrealized appreciation
      (depreciation)                          1,648,350       2,844,140         698,195       2,059,464
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   3,607,425   $   7,435,180   $   1,843,173   $   4,948,357
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (1,338,591)  $  (2,200,746)  $    (462,064)  $  (1,659,315)
      Class B                                  (788,446)     (1,281,208)       (562,959)       (781,095)
   In excess of net investment income
      Class A                                        --              --         (11,117)             --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (2,127,037)  $  (3,481,954)  $  (1,036,140)  $  (2,440,410)
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class B                             $   1,195,175   $   1,170,922   $     403,230   $     656,038
   Net asset value of shares issued to
      shareholders
      in payment of distributions
      declared
      Class A                                   739,740       1,153,120         282,566         683,229
      Class B                                   575,875         819,416         376,372         453,998
   Cost of shares redeemed
      Class A                               (11,566,067)    (19,290,897)     (2,893,993)     (9,812,773)
      Class B                                (4,846,604)    (12,172,312)     (2,151,477)     (4,129,149)
   Net asset value of shares exchanged
      Class A                                23,754,168      39,673,864      19,609,155      23,736,946
      Class B                               (23,754,168)    (39,673,864)    (19,609,155)    (23,736,946)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (13,901,881)  $ (28,319,751)  $  (3,983,302)  $ (12,148,657)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (12,421,493)  $ (24,366,525)  $  (3,176,269)  $  (9,640,710)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $  56,920,937   $  96,029,020   $  25,539,019   $  61,877,978
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  44,499,444   $  71,662,495   $  22,362,750   $  52,237,268
-------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $     (41,276)  $     (71,690)  $     109,800   $     (27,213)
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CALIFORNIA LIMITED FUND
                        -----------------------------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------
                              1999(1)                   1998                     1997                1996        1995
                        --------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.330     $10.330     $ 9.980     $ 9.980        $ 9.940     $10.080     $ 9.950     $10.050
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.453     $ 0.382     $ 0.459     $ 0.386(1)     $ 0.363     $ 0.393     $ 0.385     $ 0.367
Net realized and
   unrealized gain
   (loss)                 0.030       0.025       0.362       0.362          0.037(3)   (0.097)      0.134      (0.027)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.483     $ 0.407     $ 0.821     $ 0.748        $ 0.400     $ 0.296     $ 0.519     $ 0.340
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.463)    $(0.382)    $(0.459)    $(0.386)       $(0.360)    $(0.393)    $(0.385)    $(0.367)
In excess of net
   investment income         --(4)   (0.005)     (0.012)     (0.012)            --      (0.003)     (0.004)     (0.066)
From net realized gain       --          --          --          --             --          --          --      (0.007)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.463)    $(0.387)    $(0.471)    $(0.398)       $(0.360)    $(0.396)    $(0.389)    $(0.440)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.350     $10.350     $10.330     $10.330        $ 9.980     $ 9.980     $10.080     $ 9.950
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)            4.56%       3.99%       8.56%       7.60%          3.84%       2.99%       5.27%       3.53%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $26,170     $ 2,399     $25,780     $ 5,316        $14,718     $25,386     $54,241     $73,857
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(6)(7)          0.95%       1.62%       0.96%       1.76%          0.90%(8)    1.71%       1.63%       1.55%
   Expenses after
      custodian fee
      reduction(6)         0.94%       1.61%       0.94%       1.74%          0.89%(8)    1.70%       1.59%         --
   Net investment
      income               4.37%       3.71%       4.51%       3.76%          4.76%(8)    3.91%       3.81%       3.72%
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Distributions in excess of net investment income are less than $0.001 per share.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(7) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(8)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CONNECTICUT LIMITED FUND
                        -----------------------------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------
                              1999(1)                   1998                     1997                1996        1995
                        --------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.110     $10.110     $ 9.790     $ 9.790        $ 9.870     $ 9.850     $ 9.690     $ 9.690
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.431     $ 0.365     $ 0.429     $ 0.357(1)     $ 0.087     $ 0.398     $ 0.379     $ 0.373
Net realized and
   unrealized gain
   (loss)                 0.031       0.025       0.333       0.333         (0.082)     (0.089)      0.150       0.026
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.462     $ 0.390     $ 0.762     $ 0.690        $ 0.005     $ 0.309     $ 0.529     $ 0.399
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.431)    $(0.370)    $(0.429)    $(0.370)       $(0.085)    $(0.369)    $(0.369)    $(0.373)
In excess of net
   investment income     (0.011)         --      (0.013)         --             --          --          --      (0.026)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.442)    $(0.370)    $(0.442)    $(0.370)       $(0.085)    $(0.369)    $(0.369)    $(0.399)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.130     $10.130     $10.110     $10.110        $ 9.790     $ 9.790     $ 9.850     $ 9.690
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)            4.45%       3.90%       7.99%       7.02%         (0.13)%      3.21%       5.50%       4.27%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $ 7,514     $ 1,410     $ 6,034     $ 2,531        $   586     $10,227     $13,014     $15,613
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(4)(5)      1.16%       1.81%       1.20%       1.92%          0.70%(6)    1.72%       1.53%       1.23%
   Net expenses after
      custodian fee
      reduction(4)         1.13%       1.78%       1.18%       1.90%          0.66%(6)    1.68%       1.49%         --
   Net investment
      income               4.25%       3.60%       4.26%       3.62%          5.06%(6)    3.93%       3.78%       3.89%
-----------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)(5)          1.39%       2.04%       1.43%       2.15%          0.94%(6)    1.96%       1.86%       1.81%
   Expenses after
      custodian fee
      reduction(4)         1.36%       2.01%       1.41%       2.13%          0.90%(6)    1.92%         --          --
   Net investment
      income               4.02%       3.37%       4.03%       3.39%          4.82%(6)    3.69%       3.45%       3.31%
Net investment income
   per share            $ 0.408     $ 0.342     $ 0.406     $ 0.334        $ 0.083     $ 0.374     $ 0.346     $ 0.317
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, January 21, 1997, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   FLORIDA LIMITED FUND
                        -----------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------------------
                                    1999(1)                         1998                     1997                1996        1995
                        --------------------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.290     $10.290     $ 9.730     $ 9.980     $ 9.980        $10.030     $10.170     $10.080     $10.060
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.453     $ 0.378     $ 0.356     $ 0.465     $ 0.391(1)     $ 0.357     $ 0.388     $ 0.383     $ 0.375
Net realized and
   unrealized gain
   (loss)                (0.018)     (0.018)     (0.012)      0.307       0.307         (0.049)     (0.185)      0.096       0.090
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.435     $ 0.360     $ 0.344     $ 0.772     $ 0.698        $ 0.308     $ 0.203     $ 0.479     $ 0.465
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.455)    $(0.378)    $(0.364)    $(0.462)    $(0.388)       $(0.357)    $(0.388)    $(0.383)    $(0.375)
In excess of net
   investment income         --      (0.002)         --          --          --         (0.001)     (0.005)     (0.006)     (0.058)
From net realized gain       --          --          --          --          --             --          --          --      (0.012)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.455)    $(0.380)    $(0.364)    $(0.462)    $(0.388)       $(0.358)    $(0.393)    $(0.389)    $(0.445)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.270     $10.270     $ 9.710     $10.290     $10.290        $ 9.980     $ 9.980     $10.170     $10.080
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)            4.10%       3.54%       3.57%       8.06%       7.08%          2.88%       2.05%       4.78%       4.79%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $49,355     $ 6,326     $ 3,950     $50,116     $10,612        $34,321     $48,418     $116,781    $149,581
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)(5)          0.90%       1.63%       1.66%       0.90%       1.66%          0.89%(6)    1.65%       1.57%       1.50%
   Expenses after
      custodian fee
      reduction(4)         0.88%       1.61%       1.64%       0.88%       1.64%          0.87%(6)    1.63%       1.56%         --
   Net investment
      income               4.38%       3.67%       3.65%       4.61%       3.84%          4.65%(6)    3.86%       3.74%       3.77%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                MASSACHUSETTS LIMITED FUND
                        -----------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------------------
                                    1999(1)                         1998                     1997                1996        1995
                        --------------------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.330     $10.330     $ 9.880     $ 9.990     $ 9.990        $ 9.940     $10.100     $ 9.980     $ 9.960
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.450     $ 0.373     $ 0.354     $ 0.457     $ 0.384(1)     $ 0.359     $ 0.378     $ 0.383     $ 0.383
Net realized and
   unrealized gain
   (loss)                (0.004)     (0.005)     (0.006)      0.339       0.339          0.040(3)   (0.106)      0.126       0.082
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.446     $ 0.368     $ 0.348     $ 0.796     $ 0.723        $ 0.399     $ 0.272     $ 0.509     $ 0.465
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.456)    $(0.373)    $(0.360)    $(0.456)    $(0.383)       $(0.349)    $(0.382)    $(0.383)    $(0.383)
In excess of net
   investment income         --      (0.005)     (0.008)         --          --             --          --      (0.006)     (0.055)
From net realized gain       --          --          --          --          --             --          --          --      (0.007)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.456)    $(0.378)    $(0.368)    $(0.456)    $(0.383)       $(0.349)    $(0.382)    $(0.389)    $(0.445)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.320     $10.320     $ 9.860     $10.330     $10.330        $ 9.990     $ 9.990     $10.100     $ 9.980
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)            4.19%       3.60%       3.56%       8.29%       7.33%          3.83%       2.74%       5.08%       4.84%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $43,436     $ 2,747     $ 5,217     $43,575     $ 8,451        $23,995     $41,090     $91,809     $113,338
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)(6)          0.94%       1.70%       1.70%       0.96%       1.70%          0.91%(7)    1.68%       1.60%       1.57%
   Expenses after
      custodian fee
      reduction(5)         0.91%       1.67%       1.67%       0.92%       1.66%          0.89%(7)    1.66%       1.58%         --
   Net investment
      income               4.35%       3.61%       3.57%       4.53%       3.85%          4.76%(7)    3.90%       3.71%       3.89%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MICHIGAN LIMITED FUND
                        -----------------------------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------
                              1999(1)                   1998                     1997                1996        1995
                        --------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.040     $10.040     $ 9.740     $ 9.740        $ 9.740     $ 9.730     $ 9.630     $ 9.650
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.424     $ 0.356     $ 0.430     $ 0.357(1)     $ 0.201     $ 0.382     $ 0.383     $ 0.364
Net realized and
   unrealized gain
   (loss)                (0.056)     (0.053)      0.329       0.329          0.001       0.012       0.090       0.030
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.368     $ 0.303     $ 0.759     $ 0.686        $ 0.202     $ 0.394     $ 0.473     $ 0.394
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.424)    $(0.368)    $(0.430)    $(0.386)       $(0.201)    $(0.384)    $(0.373)    $(0.364)
In excess of net
   investment income     (0.014)     (0.005)     (0.029)         --         (0.001)         --          --      (0.050)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.438)    $(0.373)    $(0.459)    $(0.386)       $(0.202)    $(0.384)    $(0.373)    $(0.414)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $ 9.970     $ 9.970     $10.040     $10.040        $ 9.740     $ 9.740     $ 9.730     $ 9.630
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)            3.53%       3.06%       8.23%       7.24%          1.89%       4.14%       4.95%       4.24%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $ 9,786     $   654     $ 9,177     $ 1,839        $   406     $13,431     $18,705     $26,048
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(4)(5)      1.32%       2.02%       1.36%       2.04%          1.18%(6)    1.99%       1.78%       1.55%
   Net expenses after
      custodian fee
      reduction(4)         1.29%       1.99%       1.32%       2.00%          1.15%(6)    1.96%       1.75%         --
   Net investment
      income               4.23%       3.56%       4.32%       3.72%          4.56%(6)    3.91%       3.92%       3.82%
-----------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)                                                                                                    1.66%
   Net investment
      income                                                                                                      3.71%
Net investment income
   per share                                                                                                   $ 0.354
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, October 22, 1996, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY LIMITED FUND
                        -----------------------------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------
                              1999(1)                   1998                     1997                1996        1995
                        --------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.350     $10.350     $10.070     $10.070        $ 9.960     $10.110     $10.020     $10.030
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.463     $ 0.383     $ 0.464     $ 0.391(1)     $ 0.362     $ 0.375     $ 0.383     $ 0.370
Net realized and
   unrealized gain
   (loss)                (0.030)     (0.028)      0.279       0.279          0.102(3)   (0.026)      0.093       0.068
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.433     $ 0.355     $ 0.743     $ 0.670        $ 0.464     $ 0.349     $ 0.476     $ 0.438
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.463)    $(0.383)    $(0.463)    $(0.390)       $(0.354)    $(0.389)    $(0.383)    $(0.370)
In excess of net
   investment income         --      (0.002)         --          --             --          --      (0.003)     (0.060)
From net realized gain       --          --          --          --             --          --          --      (0.018)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.463)    $(0.385)    $(0.463)    $(0.390)       $(0.354)    $(0.389)    $(0.386)    $(0.448)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.320     $10.320     $10.350     $10.350        $10.070     $10.070     $10.110     $10.020
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)            4.04%       3.46%       7.69%       6.73%          4.48%       3.53%       4.79%       4.53%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $36,591     $ 3,056     $35,879     $ 8,620        $22,230     $34,691     $78,039     $93,361
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)(6)          0.95%       1.72%       0.99%       1.72%          0.88%(7)    1.69%       1.60%       1.56%
   Expenses after
      custodian fee
      reduction(5)         0.95%       1.72%       0.98%       1.71%          0.85%(7)    1.66%       1.58%         --
   Net investment
      income               4.47%       3.70%       4.56%       3.85%          4.75%(7)    3.90%       3.77%       3.73%
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   NEW YORK LIMITED FUND
                        -----------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------------------
                                    1999(1)                         1998                     1997                1996        1995
                        --------------------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.510     $10.510     $ 9.950     $10.040     $10.040        $10.000     $10.150     $10.030     $10.040
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.468     $ 0.386     $ 0.368     $ 0.461     $ 0.388(1)     $ 0.357     $ 0.387     $ 0.374     $ 0.378
Net realized and
   unrealized gain
   (loss)                 0.047       0.050       0.053       0.470       0.470          0.035(3)   (0.109)      0.135       0.049
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.515     $ 0.436     $ 0.421     $ 0.931     $ 0.858        $ 0.392     $ 0.278     $ 0.509     $ 0.427
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.465)    $(0.386)    $(0.368)    $(0.461)    $(0.388)       $(0.352)    $(0.387)    $(0.374)    $(0.378)
In excess of net
   investment income         --          --      (0.003)         --          --             --      (0.001)     (0.015)     (0.055)
From net realized gain       --          --          --          --          --             --          --          --      (0.004)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.465)    $(0.386)    $(0.371)    $(0.461)    $(0.388)       $(0.352)    $(0.388)    $(0.389)    $(0.437)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.560     $10.560     $10.000     $10.510     $10.510        $10.040     $10.040     $10.150     $10.030
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)            4.78%       4.20%       4.28%       9.61%       8.65%          3.74%       2.79%       5.12%       4.41%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $57,864     $ 5,078     $ 2,737     $59,442     $12,220        $35,932     $60,097     $133,846    $166,691
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)(6)          0.91%       1.68%       1.67%       0.93%       1.70%          0.88%(7)    1.63%       1.57%       1.51%
   Expenses after
      custodian fee
      reduction(5)         0.91%       1.68%       1.67%       0.91%       1.68%          0.86%(7)    1.61%       1.55%         --
   Net investment
      income               4.42%       3.67%       3.65%       4.50%       3.77%          4.67%(7)    3.84%       3.66%       3.81%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               OHIO LIMITED FUND
                        -----------------------------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------
                              1999(1)                   1998                     1997                1996        1995
                        --------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.140     $10.140     $ 9.820     $ 9.820        $ 9.860     $ 9.840     $ 9.730     $ 9.730
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.458     $ 0.386     $ 0.461     $ 0.389(1)     $ 0.205     $ 0.408     $ 0.398     $ 0.382
Net realized and
   unrealized gain
   (loss)                (0.019)     (0.023)      0.331       0.331         (0.037)     (0.033)      0.085       0.032
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.439     $ 0.363     $ 0.792     $ 0.720        $ 0.168     $ 0.375     $ 0.483     $ 0.414
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.453)    $(0.393)    $(0.461)    $(0.400)       $(0.205)    $(0.395)    $(0.373)    $(0.382)
In excess of net
   investment income     (0.016)         --      (0.011)         --         (0.003)         --          --      (0.032)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.469)    $(0.393)    $(0.472)    $(0.400)       $(0.208)    $(0.395)    $(0.373)    $(0.414)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.110     $10.110     $10.140     $10.140        $ 9.820     $ 9.820     $ 9.840     $ 9.730
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)            4.19%       3.62%       8.40%       7.43%          1.51%       3.89%       5.07%       4.41%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $20,375     $ 2,205     $18,114     $ 4,249        $   952     $24,587     $29,759     $34,279
Ratios (As a percentage
   of average daily net
   assets):
   Net expenses(4)(5)      1.03%       1.75%       1.11%       1.80%          1.08%(6)    1.84%       1.67%       1.49%
   Net expenses after
      custodian fee
      reduction(4)         1.00%       1.72%         --          --           1.05%(6)    1.81%       1.65%         --
   Net investment
      income               4.51%       3.79%       4.57%       3.92%          4.75%(6)    4.06%       4.04%       3.95%
-----------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(4)                                                                                                    1.60%
   Net investment
      income                                                                                                      3.84%
Net investment income
   per share                                                                                                   $ 0.371
-----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, October 22, 1996, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 PENNSYLVANIA LIMITED FUND
                        -----------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                        -----------------------------------------------------------------------------------------------------------
                                    1999(1)                         1998                     1997                1996        1995
                        --------------------------------    --------------------    -----------------------    --------    --------
                        CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS A(2)     CLASS B     CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year    $10.550     $10.550     $ 9.980     $10.100     $10.100        $10.030     $10.190     $10.090     $10.100
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income   $ 0.477     $ 0.400     $ 0.374     $ 0.481     $ 0.407(1)     $ 0.371     $ 0.392     $ 0.388     $ 0.374
Net realized and
   unrealized gain
   (loss)                (0.051)     (0.053)     (0.042)      0.445       0.445          0.063(3)   (0.081)      0.110       0.065
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS           $ 0.426     $ 0.347     $ 0.332     $ 0.926     $ 0.852        $ 0.434     $ 0.311     $ 0.498     $ 0.439
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment
   income               $(0.476)    $(0.397)    $(0.382)    $(0.476)    $(0.402)       $(0.364)    $(0.401)    $(0.388)    $(0.374)
In excess of net
   investment income         --          --          --          --          --             --          --      (0.010)     (0.069)
From net realized gain       --          --          --          --          --             --          --          --      (0.006)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS     $(0.476)    $(0.397)    $(0.382)    $(0.476)    $(0.402)       $(0.364)    $(0.401)    $(0.398)    $(0.449)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END
   OF YEAR              $10.500     $10.500     $ 9.930     $10.550     $10.550        $10.100     $10.100     $10.190     $10.090
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)            3.90%       3.33%       3.36%       9.52%       8.55%          4.15%       3.12%       4.98%       4.50%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)      $41,048     $ 3,787     $ 5,803     $43,961     $ 8,277        $27,907     $33,971     $84,407     $103,553
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(5)(6)          0.94%       1.69%       1.71%       0.97%       1.71%          0.90%(7)    1.69%       1.62%       1.57%
   Expenses after
      custodian fee
      reduction(5)         0.92%       1.67%       1.69%       0.95%       1.69%          0.88%(7)    1.67%       1.60%         --
   Net investment
      income               4.52%       3.79%       3.74%       4.67%       3.95%          4.83%(7)    4.05%       3.79%       3.75%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of ten Funds, nine of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund ("California Limited Fund"), Eaton Vance Connecticut Limited Maturity Municipals Fund ("Connecticut Limited Fund"), Eaton Vance Florida Limited Maturity Municipals Fund ("Florida Limited Fund"), Eaton Vance Massachusetts Limited Maturity Municipals Fund ("Massachusetts Limited Fund"), Eaton Vance Michigan Limited Maturity Municipals Fund ("Michigan Limited Fund"), Eaton Vance New Jersey Limited Maturity Municipals Fund ("New Jersey Limited Fund"), Eaton Vance New York Limited Maturity Municipals Fund ("New York Limited Fund"), Eaton Vance Ohio Limited Maturity Municipals Fund ("Ohio Limited Fund") and Eaton Vance Pennsylvania Limited Maturity Municipals Fund ("Pennsylvania Limited Fund"). The Funds may offer three classes of shares: Class A (formerly Class II), Class B (formerly Class I) and Class C. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Connecticut Limited Fund invests its assets in the Connecticut Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Michigan Limited Fund invests its assets in the Michigan Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.99% at March 31, 1999 for each Fund except Connecticut Limited Fund, Michigan Limited Fund and Ohio Limited Fund which were 98.5%, 98.7% and 99.4%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1999, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

FUND                                      AMOUNT        EXPIRES
--------------------------------------------------------------------------
California Limited Fund                   $    49,293   March 31, 2005
                                            2,010,530   March 31, 2004
                                               97,718   March 31, 2003
Connecticut Limited Fund                          595   March 31, 2006
                                                2,392   March 31, 2005
                                              298,644   March 31, 2004
                                              235,754   March 31, 2003
Florida Limited Fund                          355,606   March 31, 2006
                                              133,020   March 31, 2005
                                            2,955,585   March 31, 2004
                                              169,273   March 31, 2003
Massachusetts Limited Fund                    197,971   March 31, 2006
                                               30,086   March 31, 2005
                                            1,533,591   March 31, 2004
                                               78,192   March 31, 2003
Michigan Limited Fund                         128,453   March 31, 2006
                                              910,654   March 31, 2004
                                              409,992   March 31, 2003
New Jersey Limited Fund                       213,255   March 31, 2006
                                            1,767,217   March 31, 2004
                                              321,276   March 31, 2003
New York Limited Fund                          20,866   March 31, 2005
                                            1,537,944   March 31, 2004
Ohio Limited Fund                             762,343   March 31, 2004
                                              580,024   March 31, 2003
Pennsylvania Limited Fund                      25,743   March 31, 2005
                                            1,041,487   March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2000 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                              CALIFORNIA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             35,063               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           47,022           35,206
Redemptions                                     (645,502)        (822,966)
Exchange to Class A shares                       293,151        1,807,527
Issued to EV Traditional California
 Limited Fund Shareholders                       303,260               --
-------------------------------------------------------------------------
NET INCREASE                                      32,994        1,019,767
-------------------------------------------------------------------------

                                              CALIFORNIA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             72,974           85,408
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            5,973           27,495
Redemptions                                      (68,913)        (335,075)
Exchange to Class A shares                      (293,151)      (1,807,527)
-------------------------------------------------------------------------
NET DECREASE                                    (283,117)      (2,029,699)
-------------------------------------------------------------------------

                                             CONNECTICUT LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             45,699               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           15,432            6,706
Redemptions                                     (135,597)        (122,878)
Exchange to Class A shares                       113,698          653,370
Issued to EV Traditional Connecticut
 Limited Fund Shareholders                       105,182               --
-------------------------------------------------------------------------
NET INCREASE                                     144,414          537,198
-------------------------------------------------------------------------

                                             CONNECTICUT LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             25,949           39,260
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            4,567           14,858
Redemptions                                      (27,899)        (195,469)
Exchange to Class A shares                      (113,698)        (653,370)
-------------------------------------------------------------------------
NET DECREASE                                    (111,081)        (794,721)
-------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                               FLORIDA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             67,765               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           79,022           71,474
Redemptions                                   (1,081,189)      (2,067,316)
Exchange to Class A shares                       430,954        3,424,984
Issued to EV Traditional Florida
 Limited Fund Shareholders                       439,652               --
-------------------------------------------------------------------------
NET INCREASE (DECREASE)                          (63,796)       1,429,142
-------------------------------------------------------------------------

                                               FLORIDA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             79,523          105,262
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            7,697           52,346
Redemptions                                      (71,236)        (554,732)
Exchange to Class A shares                      (430,954)      (3,424,984)
-------------------------------------------------------------------------
NET DECREASE                                    (414,970)      (3,822,108)
-------------------------------------------------------------------------

                                               FLORIDA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED
CLASS C                                   MARCH 31, 1999
-------------------------------------------------------------------------
Sales                                            146,199
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           10,261
Redemptions                                     (422,687)
Issued to EV Classic Florida
 Limited Fund Shareholders                       673,148
-------------------------------------------------------------------------
NET INCREASE                                     406,921
-------------------------------------------------------------------------

                                            MASSACHUSETTS LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                            239,891               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           91,990           77,012
Redemptions                                     (821,910)      (1,097,974)
Exchange to Class A shares                       479,506        2,840,002
-------------------------------------------------------------------------
NET INCREASE (DECREASE)                          (10,523)       1,819,040
-------------------------------------------------------------------------

                                            MASSACHUSETTS LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                            143,453           52,696
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           11,932           54,876
Redemptions                                     (228,227)        (561,592)
Exchange to Class A shares                      (479,506)      (2,840,002)
-------------------------------------------------------------------------
NET DECREASE                                    (552,348)      (3,294,022)
-------------------------------------------------------------------------

                                            MASSACHUSETTS LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED
CLASS C                                   MARCH 31, 1999
-------------------------------------------------------------------------
Sales                                            160,484
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           13,021
Redemptions                                      (95,723)
Issued to EV Classic Massachusetts
 Limited Fund Shareholders                       451,136
-------------------------------------------------------------------------
NET INCREASE                                     528,918
-------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                               MICHIGAN LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             44,059               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           21,324            9,875
Redemptions                                     (212,469)        (156,656)
Exchange to Class A shares                       125,890        1,018,871
Issued to EV Traditional Michigan
 Limited Fund Shareholders                        89,196               --
-------------------------------------------------------------------------
NET INCREASE                                      68,000          872,090
-------------------------------------------------------------------------

                                               MICHIGAN LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             19,565           28,674
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            2,839           18,182
Redemptions                                      (14,047)        (223,733)
Exchange to Class A shares                      (125,890)      (1,018,871)
-------------------------------------------------------------------------
NET DECREASE                                    (117,533)      (1,195,748)
-------------------------------------------------------------------------

                                              NEW JERSEY LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             36,737               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           94,464           71,798
Redemptions                                     (642,677)      (1,126,637)
Exchange to Class A shares                       511,723        2,312,029
Issued to EV Traditional New Jersey
 Limited Fund Shareholders                        81,047               --
-------------------------------------------------------------------------
NET INCREASE                                      81,294        1,257,190
-------------------------------------------------------------------------

                                              NEW JERSEY LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             56,963          116,912
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           13,888           56,169
Redemptions                                      (96,239)        (474,069)
Exchange to Class A shares                      (511,723)      (2,312,029)
-------------------------------------------------------------------------
NET DECREASE                                    (537,111)      (2,613,017)
-------------------------------------------------------------------------

                                               NEW YORK LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                            118,314               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          129,324          110,830
Redemptions                                   (1,151,988)      (1,864,566)
Exchange to Class A shares                       674,211        3,833,043
Issued to EV Traditional New York
 Limited Fund Shareholders                        51,712               --
-------------------------------------------------------------------------
NET INCREASE (DECREASE)                         (178,427)       2,079,307
-------------------------------------------------------------------------

                                               NEW YORK LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                            101,333          112,437
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           17,857           79,378
Redemptions                                     (127,420)      (1,178,702)
Exchange to Class A shares                      (674,211)      (3,833,043)
-------------------------------------------------------------------------
NET DECREASE                                    (682,441)      (4,819,930)
-------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                               NEW YORK LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED
CLASS C                                   MARCH 31, 1999
-------------------------------------------------------------------------
Sales                                            140,868
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            6,449
Redemptions                                     (103,241)
Issued to EV Classic New York
 Limited Fund Shareholders                       229,639
-------------------------------------------------------------------------
NET INCREASE                                     273,715
-------------------------------------------------------------------------

                                                 OHIO LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             39,510               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           53,583           27,898
Redemptions                                     (266,104)        (286,153)
Exchange to Class A shares                       238,326        1,947,200
Issued to EV Traditional Ohio
 Limited Fund Shareholders                       164,848               --
-------------------------------------------------------------------------
NET INCREASE                                     230,163        1,688,945
-------------------------------------------------------------------------

                                                 OHIO LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             59,687           40,352
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            7,956           37,539
Redemptions                                      (29,956)        (215,277)
Exchange to Class A shares                      (238,326)      (1,947,200)
-------------------------------------------------------------------------
NET DECREASE                                    (200,639)      (2,084,586)
-------------------------------------------------------------------------

                                             PENNSYLVANIA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS A                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             56,567               --
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           77,080           65,498
Redemptions                                     (797,334)        (947,640)
Exchange to Class A shares                       403,468        2,286,266
-------------------------------------------------------------------------
NET INCREASE (DECREASE)                         (260,219)       1,404,124
-------------------------------------------------------------------------

                                             PENNSYLVANIA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED       YEAR ENDED
CLASS B                                   MARCH 31, 1999   MARCH 31, 1998
-------------------------------------------------------------------------
Sales                                             44,074           62,800
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           12,704           43,872
Redemptions                                      (77,641)        (399,781)
Exchange to Class A shares                      (403,468)      (2,286,266)
-------------------------------------------------------------------------
NET DECREASE                                    (424,331)      (2,579,375)
-------------------------------------------------------------------------

                                             PENNSYLVANIA LIMITED FUND
                                          -------------------------------
                                          YEAR ENDED
CLASS C                                   MARCH 31, 1999
-------------------------------------------------------------------------
Sales                                            123,863
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           15,159
Redemptions                                      (69,088)
Issued to EV Classic Pennsylvania
 Limited Fund Shareholders                       514,215
-------------------------------------------------------------------------
NET INCREASE                                     584,149
-------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5). Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $430, $548, $853, $0, $0, $793, $446, $322 and $875 as
   it portion of the sales charge on sales of Class A shares from California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 1999.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has adopted a distribution plan ("Class B Plans" and "Class C Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plans")(collectively the "Plans"). The Plans require the Funds to pay the principal underwriter, EVD amounts equal to 1/365 of 0.75% of each Fund's Class B and Class C daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Connecticut Limited Fund, Michigan Limited Fund and Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces each Fund's net assets. For the year ended March 31, 1999, California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $25,938, $14,111, $56,326, $38,098, $7,243, $37,184, $53,537, $23,647 and $40,712, respectively for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $41,604, $32,010, $19,580, and $40,730, respectively for Class C shares, to or payable to EVD representing 0.75% of average daily net assets attributable to Class B and Class C shares. At March 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $261,000, $216,000, $555,000, $308,000, $362,000, $292,000, $398,000, $466,000 and
   $178,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $4,105,000, $898,000, $1,080,000 and $1,949,000, respectively for Class C shares.

   In addition, the Plans permit all classes of each Fund to make monthly payments of service fees to EVD, Authorized Firms and other persons in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed 0.15% per annum of each Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plans require Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of each Fund's average daily net assets attributable to Class C shares for any fiscal year. For the year ended March 31, 1999, California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $42,295, $13,631, $77,273, $62,138, $14,918, $51,727, $83,275, $30,216 and $56,940, respectively for
   Class A shares, and $2,512, $1,746, $8,799, $7,360, $1,048, $7,675, $9,996,
   $3,599 and $6,872, respectively for Class B

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   shares. For the year ended March 31, 1999, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $8,106, $6,402, $3,916 and $8,146, respectively for Class C shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts.

   Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within four years of purchase, and on Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 1999, EVD received approximately $5,000, $800, $5,000, $10,000,
   $700, $14,000, $13,000, $2,000 and $12,000, respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund and $100, $100, $500 and $500, respectively for Class C shares, of CDSC paid by shareholders of Florida
   Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 1999 were as follows:

CALIFORNIA LIMITED FUND
-------------------------------------------------------
Increases                                 $   4,228,948
Decreases                                    11,447,139


CONNECTICUT LIMITED FUND
-------------------------------------------------------
Increases                                 $   1,959,442
Decreases                                     3,186,038

FLORIDA LIMITED FUND
-------------------------------------------------------
Increases                                 $   7,572,638
Decreases                                    22,890,275

MASSACHUSETTS LIMITED FUND
-------------------------------------------------------
Increases                                 $  10,696,514
Decreases                                    18,230,235

MICHIGAN LIMITED FUND
-------------------------------------------------------
Increases                                 $   1,993,253
Decreases                                     3,931,845

NEW JERSEY LIMITED FUND
-------------------------------------------------------
Increases                                 $   6,467,186
Decreases                                    14,119,117

NEW YORK LIMITED FUND
-------------------------------------------------------
Increases                                 $  10,991,886
Decreases                                    23,447,532

OHIO LIMITED FUND
-------------------------------------------------------
Increases                                 $   4,003,683
Decreases                                     6,502,512

PENNSYLVANIA LIMITED FUND
-------------------------------------------------------
Increases                                 $   7,028,079
Decreases                                    16,336,396

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Transfer of Net Assets
-------------------------------------------
   Effective on April 1, 1998, Class I and Class II shares of EV Marathon California Limited Fund, EV Marathon Connecticut Limited Fund, EV Marathon Florida Limited Fund, EV Marathon Massachusetts Limited Fund, EV Marathon Michigan Limited Fund, EV Marathon New Jersey Limited Fund, EV Marathon New York Limited Fund, EV Marathon Ohio Limited Fund, and EV Marathon Pennsylvania Limited Fund were designated Class B and Class A shares, respectively. In addition, the Funds acquired the net assets of EV Traditional California Limited Fund, EV Traditional Connecticut Limited Fund, EV Traditional Florida Limited Fund, EV Traditional Michigan Limited Fund, EV Traditional New Jersey Limited Fund, EV Traditional New York Limited Fund and EV Traditional Ohio Limited Fund as well as the net assets of EV Classic Florida Limited Fund, EV Classic Massachusetts Limited Fund, EV Classic New York Limited Fund, and EV Classic Pennsylvania Limited Fund, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares and Class C shares as follows:

                                                             AGGREGATE      NET ASSET
                                          CLASS A SHARES      VALUE OF      VALUE PER
FUND                                          ISSUED       SHARES ISSUED      SHARE
--------------------------------------------------------------------------------------
California Limited Fund                       303,260        $3,133,613       $10.33
Connecticut Limited Fund                      105,182         1,063,816        10.11
Florida Limited Fund                          439,652         4,524,349        10.29
Michigan Limited Fund                          89,196           895,423        10.04
New Jersey Limited Fund                        81,047           839,250        10.35
New York Limited Fund                          51,712           543,752        10.51
Ohio Limited Fund                             164,848         1,671,340        10.14

                                                             AGGREGATE      NET ASSET
                                          CLASS C SHARES      VALUE OF      VALUE PER
FUND                                          ISSUED       SHARES ISSUED      SHARE
--------------------------------------------------------------------------------------
Florida Limited Fund                          673,148        $6,552,371        $9.73
Massachusetts Limited Fund                    451,136         4,459,306         9.88
New York Limited Fund                         229,639         2,285,786         9.95
Pennsylvania Limited Fund                     514,215         5,132,765         9.98

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

                                          CLASS A AND CLASS C      CLASS A AND CLASS C
FUND                                      ACQUIRED NET ASSETS    UNREALIZED APPRECIATION
-----------------------------------------------------------------------------------------
California Limited Fund                        $ 3,133,613               $109,134
Connecticut Limited Fund                         1,063,816                 44,459
Florida Limited Fund                            11,076,720                243,990
Massachusetts Limited Fund                       4,459,306                166,397
Michigan Limited Fund                              895,423                113,532
New Jersey Limited Fund                            839,250                 57,157
New York Limited Fund                            2,829,538                114,001
Ohio Limited Fund                                1,671,340                116,658
Pennsylvania Limited Fund                        5,132,765                173,931

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares, Class B shares, and Class C shares were as follows:

                                                         CLASS A NET    CLASS B NET    CLASS C NET
                                            COMBINED     ASSET VALUE    ASSET VALUE    ASSET VALUE
FUND                                       NET ASSETS     PER SHARE      PER SHARE      PER SHARE
---------------------------------------------------------------------------------------------------
California Limited Fund                   $ 34,229,930      $10.33         $10.33          $  --
Connecticut Limited Fund                     9,628,721       10.11          10.11             --
Florida Limited Fund                        71,804,641       10.29          10.29           9.73
Massachusetts Limited Fund                  56,485,735       10.33          10.33           9.88
Michigan Limited Fund                       11,911,871       10.04          10.04             --
New Jersey Limited Fund                     45,338,694       10.35          10.35             --
New York Limited Fund                       74,492,033       10.51          10.51           9.95
Ohio Limited Fund                           24,034,090       10.14          10.14             --
Pennsylvania Limited Fund                   57,370,033       10.55          10.55           9.98

9 Name Change
-------------------------------------------
   Effective April 1, 1998, the EV Marathon California Limited Fund, EV Marathon Connecticut Limited Fund, EV Marathon Florida Limited Fund, EV Marathon Massachusetts Limited Fund, EV Marathon Michigan Limited Fund, EV Marathon New Jersey Limited Fund, EV Marathon New York Limited Fund, EV Marathon Ohio Limited Fund and EV Marathon Pennsylvania Limited Fund changed their respective names to Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Connecticut Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance Michigan Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Connecticut Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance Michigan Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund, and Eaton Vance Pennsylvania Limited Maturity Municipals Fund, (series of Eaton Vance Investment Trust) as of March 31, 1999, and the related statements of operations for year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998 and the financial highlights for each of the years in the five year period ended March 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust at March 31, 1999, and the results of their operations, the changes in their net assets and their financial highlights for the respective stated period in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 5.1%
  ---------------------------------------------------------------------------------------
  NR       BBB-        $1,500      Central Valley Financing Authority,
                                   Cogeneration, 5.20%, 7/1/99               $  1,507,965
  ---------------------------------------------------------------------------------------
                                                                             $  1,507,965
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 7.3%
  ---------------------------------------------------------------------------------------
  A2       A-1         $1,000      California Pollution Control Financing
                                   Authority, (San Diego Gas & Electric),
                                   5.90%, 6/1/14(1)                          $  1,118,050
  NR       A+           1,000      California Pollution Control Financing
                                   Authority, (Southern California Edison
                                   Co.), 6.85%, 12/1/08                         1,031,950
  ---------------------------------------------------------------------------------------
                                                                             $  2,150,000
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 16.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,500      ABAG Finance Authority Certificates of
                                   Participation, (Stanford University
                                   Hospital), (MBIA), Escrowed to Maturity,
                                   4.90%, 11/1/03                            $  1,583,744
  Aaa      AAA          1,000      ABAG Finance Authority Certificates of
                                   Participation, (Stanford University
                                   Hospital), (MBIA), Escrowed to Maturity,
                                   5.125%, 11/1/05                              1,075,000
  NR       A+           1,000      California Statewide Communities
                                   Development Corp., (Pacific Homes),
                                   Prerefunded to 4/1/03, 5.90%, 4/1/09         1,081,630
  NR       NR           1,000      Sacramento Cogeneration Authority,
                                   (Procter & Gamble), Prerefunded to
                                   7/1/05, 6.50%, 7/1/21                        1,163,170
  ---------------------------------------------------------------------------------------
                                                                             $  4,903,544
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Capistrano Unified School District,
                                   5.65%, 9/1/15(2)                          $    299,793
  ---------------------------------------------------------------------------------------
                                                                             $    299,793
  ---------------------------------------------------------------------------------------
  Hospital -- 5.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  380      Eastern Plumas Health Care, (District
                                   Hospital), 7.50%, 8/1/07                  $    405,992

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      San Benito Health Care District, 5.375%,
                                   10/1/12                                   $    295,899
  NR       NR             350      San Gorgonio Memorial Health Care
                                   District, 5.80%, 5/1/14                        347,137
  NR       BBB+        $  400      Stockton Health Facilities, (Dameron
                                   Hospital), 5.70%, 12/1/14                      406,680
  ---------------------------------------------------------------------------------------
                                                                             $  1,455,708
  ---------------------------------------------------------------------------------------
  Housing -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  510      Corona SFMR, 6.05%, 5/1/27                $    522,898
  ---------------------------------------------------------------------------------------
                                                                             $    522,898
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 2.6%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $  750      California Pollution Control Financing
                                   Authority, (Browning Ferris Industries),
                                   (AMT), 5.80%, 12/1/16                     $    759,338
  ---------------------------------------------------------------------------------------
                                                                             $    759,338
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.7%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  475      California Educational Facilities
                                   Authority, (San Diego University),
                                   (AMBAC), 0.00%, 10/1/15                   $    212,496
  Aaa      AAA            250      Golden West Schools Financing Authority,
                                   (MBIA), 5.80%, 2/1/16(2)                       277,245
  Aaa      AAA            285      Golden West Schools Financing Authority,
                                   (MBIA), 5.80%, 8/1/16(2)                       316,655
  ---------------------------------------------------------------------------------------
                                                                             $    806,396
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Sacramento Municipal Utility District,
                                   (AMBAC), 5.60%, 8/15/16                   $  1,068,710
  Aaa      AAA          1,000      Southern California Public Power
                                   Authority Project, (AMBAC), 5.00%,
                                   7/1/17                                       1,004,450
  ---------------------------------------------------------------------------------------
                                                                             $  2,073,160
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 6.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,080      Fillmore Unified School District,
                                   (FGIC), 0.00%, 7/1/15                     $    489,078
  Aaa      AAA          1,000      Mt. Diablo School District, (AMBAC),
                                   5.70%, 8/1/14                                1,079,640
  Aaa      AAA            705      Ukiah Unified School District, (FGIC),
                                   0.00%, 8/1/10                                  424,100
  ---------------------------------------------------------------------------------------
                                                                             $  1,992,818
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 5.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,900      Riverside County, (Riverside County
                                   Hospital), (MBIA), 0.00%, 6/1/21          $    609,311
  Aaa      AAA          1,000      Tri City Hospital District, (MBIA),
                                   5.625%, 2/15/17                              1,053,440
  ---------------------------------------------------------------------------------------
                                                                             $  1,662,751
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 9.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Anaheim Public Financing Authority,
                                   (Public Improvements), (FSA), 0.00%,
                                   9/1/19                                    $    708,920
  Aaa      AAA            500      California State Public Works Board,
                                   (California Community College), (AMBAC),
                                   5.625%, 3/1/16                                 534,290
  Aaa      AAA          1,355      California State Public Works Board,
                                   (Department of Corrections), (AMBAC),
                                   5.25%, 12/1/13                               1,441,395
  ---------------------------------------------------------------------------------------
                                                                             $  2,684,605
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      San Mateo County Transportation
                                   District, (MBIA), 5.25%, 6/1/17           $  2,092,039
  ---------------------------------------------------------------------------------------
                                                                             $  2,092,039
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 4.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  750      San Francisco, City and County Airports,
                                   (MBIA), 5.60%, 5/1/13                     $    798,405
  Aaa      AAA          1,000      San Joaquin Hills, Transportation
                                   Corridor Agency Bridge & Toll Road,
                                   (MBIA), 0.00%, 1/15/12                         551,010
  ---------------------------------------------------------------------------------------
                                                                             $  1,349,415
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 4.4%
  ---------------------------------------------------------------------------------------
  NR       A+          $  750      California Statewide Communities
                                   Development Authority, (San Gabriel
                                   Valley), 5.50%, 9/1/14                    $    765,713
  Baa2     NR             500      Corona PFA, Public Improvement Revenue,
                                   5.95%, 7/1/07                                  528,670
  ---------------------------------------------------------------------------------------
                                                                             $  1,294,383
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.6%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  750      ABAG Finance Authority, (American
                                   Baptist Homes), 5.75%, 10/1/17            $    762,413
  ---------------------------------------------------------------------------------------
                                                                             $    762,413
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 6.9%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Alameda Public Financing Authority,
                                   5.45%, 9/2/14                             $    298,284
  NR       NR             300      Brentwood Infrastructure Financing
                                   Authority, 5.50%, 9/2/12                       291,807
  NR       NR             315      Industry, (Catellus Commerce Center
                                   Assessment District), 5.55%, 9/2/13            311,998
  NR       NR             360      Irvine, Improvement Bond Act 1915,
                                   (Assessment District North 97-16, Group
                                   Two), 5.40%, 9/2/10                            366,930
  NR       BBB            390      Pomona Redevelopment Agency, (West Holt
                                   Avenue Redevelopment), 5.50%, 5/1/13           399,797
  NR       NR             365      Torrance Redevelopment Agency, 5.50%,
                                   9/1/12                                         371,333
  ---------------------------------------------------------------------------------------
                                                                             $  2,040,149
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 3.5%
  ---------------------------------------------------------------------------------------
  A1       A+          $1,000      Los Angeles City Wastewater System,
                                   6.90%, 6/1/08(1)                          $  1,026,310
  ---------------------------------------------------------------------------------------
                                                                             $  1,026,310
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $27,931,688)                                           $ 29,383,685
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 52.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 2.4% to a high of 28.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  --------------------------------------------------------------------------------------
  Education -- 4.1%
  --------------------------------------------------------------------------------------
  NR       BBB-         $200       Connecticut HEFA, (Quinnipiac College),
                                   6.00%, 7/1/13                             $   207,832
  Baa3     BBB-          140       Connecticut HEFA, (Sacred Heart
                                   University), 6.00%, 7/1/08                    157,979
  --------------------------------------------------------------------------------------
                                                                             $   365,811
  --------------------------------------------------------------------------------------
  Electric Utilities -- 2.7%
  --------------------------------------------------------------------------------------
  Baa1     BBB+         $250       Puerto Rico Electric Power Authority,
                                   4.75%, 7/1/24                             $   238,488
  --------------------------------------------------------------------------------------
                                                                             $   238,488
  --------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 17.7%
  --------------------------------------------------------------------------------------
  Baa1     BBB+         $400       Connecticut HEFA, (Fairfield
                                   University), Prerefunded to 7/1/99,
                                   6.90%, 7/1/14                             $   411,608
  NR       NR            510       Connecticut HEFA, (New Britain
                                   Hospital), Prerefunded to 7/1/02, 7.50%,
                                   7/1/06                                        559,724
  NR       BBB-          300       Connecticut HEFA, (Quinnipiac College),
                                   Prerefunded to 07/01/03, 6.00%, 7/1/13        329,712
  Aaa      AAA           250       South Central Connecticut Regional Water
                                   Authority, (AMBAC), Prerefunded to
                                   8/1/01, 6.50%, 8/1/07                         271,273
  --------------------------------------------------------------------------------------
                                                                             $ 1,572,317
  --------------------------------------------------------------------------------------
  General Obligations -- 11.9%
  --------------------------------------------------------------------------------------
  Aaa      NR           $200       Avon, 5.00%, 1/15/12                      $   210,326
  Aa3      AA            190       Connecticut State, 0.00%, 11/15/10            111,996
  Aa3      AA            150       Connecticut State, 5.125%, 8/15/11            157,740
  Aa2      AA            100       Danbury, 5.00%, 8/1/17                        101,080
  Baa1     A             115       Puerto Rico, 0.00%, 7/1/08                     76,403
  Baa1     A             400       Puerto Rico Aqueduct and Sewer
                                   Authority, 5.00%, 7/1/19                      393,712
  --------------------------------------------------------------------------------------
                                                                             $ 1,051,257
  --------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  --------------------------------------------------------------------------------------
  Hospital -- 1.5%
  --------------------------------------------------------------------------------------
  Baa2     NR           $125       Connecticut HEFA, (Griffin Hospital),
                                   6.00%, 7/1/13                             $   128,788
  --------------------------------------------------------------------------------------
                                                                             $   128,788
  --------------------------------------------------------------------------------------
  Housing -- 1.1%
  --------------------------------------------------------------------------------------
  Aa       NR           $100       Connecticut HFA, MRB, (AMT), 7.40%,
                                   11/15/99                                  $   100,930
  --------------------------------------------------------------------------------------
                                                                             $   100,930
  --------------------------------------------------------------------------------------
  Industrial Development Revenue -- 11.9%
  --------------------------------------------------------------------------------------
  A1       NR           $625       Connecticut Development Authority,
                                   (Frito Lay), 6.375%, 7/1/04               $   634,099
  Baa3     BBB-          250       Puerto Rico Port Authority, (American
                                   Airlines), (AMT), 6.25%, 6/1/26               269,680
  A3       BBB+          150       Sprague, Environmental Improvement,
                                   (International Paper Co.), (AMT), 5.70%,
                                   10/1/21                                       153,029
  --------------------------------------------------------------------------------------
                                                                             $ 1,056,808
  --------------------------------------------------------------------------------------
  Insured-Education -- 5.0%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $200       Connecticut HEFA, (Choate Rosemary
                                   Hall), (MBIA), 5.00%, 7/1/14              $   203,468
  Aaa      AAA           240       University of Connecticut, (FGIC),
                                   5.00%, 2/1/15                                 243,149
  --------------------------------------------------------------------------------------
                                                                             $   446,617
  --------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 3.2%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $250       Connecticut Municipal Electric
                                   Authority, (MBIA), 6.00%, 1/1/07          $   279,750
  --------------------------------------------------------------------------------------
                                                                             $   279,750
  --------------------------------------------------------------------------------------
  Insured-General Obligations -- 13.7%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $250       Bradford, (FGIC), 5.40%, 2/15/14          $   261,700
  Aaa      AAA           400       Bridgeport, (AMBAC), 6.00%, 9/1/06            448,299
  Aaa      AAA           500       Old Saybrook, (AMBAC), 4.10%, 8/15/01         507,724
  --------------------------------------------------------------------------------------
                                                                             $ 1,217,723
  --------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  --------------------------------------------------------------------------------------
  Insured-Hospital -- 12.8%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $150       Connecticut HEFA, (Greenwich Hospital),
                                   (MBIA), 5.75%, 7/1/06                     $   165,228
  Aaa      NR            300       Connecticut HEFA, (Middlesex Health
                                   Services), (MBIA), 5.125%, 7/1/17             301,164
  Aaa      AAA           370       Connecticut HEFA, (St. Raphael
                                   Hospital),
                                   (AMBAC), 5.10%, 7/1/07                        392,596
  Aaa      AAA           250       Connecticut HEFA, (Stamford Hospital),
                                   (MBIA), 6.50%, 7/1/06                         270,558
  --------------------------------------------------------------------------------------
                                                                             $ 1,129,546
  --------------------------------------------------------------------------------------
  Insured-Miscellaneous -- 1.8%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $150       Woodstock, Special Obligation Bonds,
                                   (AMBAC), 7.00%, 3/1/07                    $   159,290
  --------------------------------------------------------------------------------------
                                                                             $   159,290
  --------------------------------------------------------------------------------------
  Insured-Transportation -- 7.9%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $600       Connecticut State Airport, (Bradley
                                   International Airport), (FGIC), 7.40%,
                                   10/1/04                                   $   700,373
  --------------------------------------------------------------------------------------
                                                                             $   700,373
  --------------------------------------------------------------------------------------
  Solid Waste -- 2.9%
  --------------------------------------------------------------------------------------
  NR       BBB+         $250       Eastern Connecticut Resources Recovery
                                   Authority, (Wheelabrator Lisbon), (AMT),
                                   5.00%, 1/1/03                             $   254,253
  --------------------------------------------------------------------------------------
                                                                             $   254,253
  --------------------------------------------------------------------------------------
  Water and Sewer -- 1.8%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $150       Connecticut State Clean Water Fund,
                                   4.875%, 5/1/09                            $   155,604
  --------------------------------------------------------------------------------------
                                                                             $   155,604
  --------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $8,361,603)                                            $ 8,857,555
  --------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securitites issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 47.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 13.6% to a high of 20.1% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Palm Beach County, (Okeelanta Power),
                                   (AMT), 6.85%, 2/15/21(1)                  $    385,000
  NR       NR             500      Palm Beach County, (Osceola Power),
                                   (AMT), 6.95%, 1/1/22(1)                        380,000
  ---------------------------------------------------------------------------------------
                                                                             $    765,000
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.0%
  ---------------------------------------------------------------------------------------
  Aa2      AA          $2,500      Jacksonville Electric Authority, (St.
                                   Johns River Power Park), 5.375%, 10/1/16  $  2,583,675
  A1       AA-          2,000      Tallahassee Electric, 5.90%, 10/1/05         2,156,620
  ---------------------------------------------------------------------------------------
                                                                             $  4,740,295
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,015      Dade County, Educational Facilities
                                   Authority, (MBIA), Prerefunded to
                                   10/1/01, 7.00%, 10/1/08                   $  1,117,556
  Aaa      AAA          1,000      Hillsborough County Aviation Authority,
                                   (Tampa International Airport), (FGIC),
                                   Prerefunded to 10/01/99, 6.85%, 10/1/06      1,038,520
  Aaa      AAA          3,000      Jacksonville Health Facilities
                                   Authority, (Baptist Medical Center),
                                   (MBIA), Prerefunded to 6/1/99, 7.25%,
                                   6/1/05(2)                                    3,080,309
  Aaa      AA-            500      Orlando Utility Community Water and
                                   Electric, Prerefunded to 10/1/01, 6.50%,
                                   10/1/20                                        544,590
  ---------------------------------------------------------------------------------------
                                                                             $  5,780,975
  ---------------------------------------------------------------------------------------
  General Obligations -- 13.7%
  ---------------------------------------------------------------------------------------
  Aa2      AA+         $3,000      Florida State Board of Education, 5.55%,
                                   6/1/11                                    $  3,212,549
  Baa1     A            1,050      Puerto Rico, 0.00%, 7/1/08                     697,589
  Baa1     A-           2,000      Puerto Rico Municipal Finance Agency,
                                   5.50%, 7/1/01                                2,078,000
  Baa1     A            1,000      Puerto Rico Public Building Authority,
                                   6.50%, 7/1/03                                1,091,640

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  General Obligations (continued)
  ---------------------------------------------------------------------------------------
  NR       AAA         $1,000      Virgin Islands Public Finance Authority,
                                   (Matching Loan Fund Notes), 6.80%,
                                   10/1/00                                   $  1,051,640
  ---------------------------------------------------------------------------------------
                                                                             $  8,131,418
  ---------------------------------------------------------------------------------------
  Hospital -- 3.8%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $1,250      Escambia County Health Facilities
                                   Authority, (Baptist Hospital, Inc. and
                                   Baptist Manor, Inc.), 6.00%, 10/1/14      $  1,299,675
  Baa1     NR             450      Jacksonville Health Facilities
                                   Authority, (National Benevolent
                                   Association-Cypress Village), 6.25%,
                                   12/1/99                                        457,835
  Baa1     NR             480      Jacksonville Health Facilities
                                   Authority, (National Benevolent
                                   Association-Cypress Village), 6.50%,
                                   12/1/00                                        501,365
  ---------------------------------------------------------------------------------------
                                                                             $  2,258,875
  ---------------------------------------------------------------------------------------
  Housing -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       A           $  425      Clearwater Housing Authority, (Hamptons
                                   at Clearwater), 5.40%, 5/1/13             $    440,279
  ---------------------------------------------------------------------------------------
                                                                             $    440,279
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 3.6%
  ---------------------------------------------------------------------------------------
  Baa2     BBB         $2,000      Polk County IDR, (IMC Fertilizer),
                                   (AMT), 7.525%, 1/1/15                     $  2,118,280
  ---------------------------------------------------------------------------------------
                                                                             $  2,118,280
  ---------------------------------------------------------------------------------------
  Insured-Cogeneration -- 5.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Dade County, Resource Recovery
                                   Facilities, (AMBAC), (AMT), 5.30%,
                                   10/1/07                                   $  2,136,000
  Aaa      NR           1,000      Tampa Solid Waste System, (McKay Bay
                                   Refuse to Energy), (AMBAC), 4.75%,
                                   10/1/17                                        961,300
  ---------------------------------------------------------------------------------------
                                                                             $  3,097,300
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Dade County, Water and Sewer System,
                                   (FGIC), 5.25%, 10/1/21                    $  1,021,460
  ---------------------------------------------------------------------------------------
                                                                             $  1,021,460
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 7.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Dade County Local School District,
                                   (MBIA), 5.00%, 2/15/15                    $  2,022,420
  Aaa      AAA            520      Dade County, (MBIA), 0.00%, 10/1/06            375,731
  Aaa      AAA            330      Dade County, (MBIA), 0.00%, 10/1/08            214,625
  Aaa      AAA          1,000      Miami-Dade County School District,
                                   (FSA), 5.375%, 8/1/15                        1,067,450
  Aaa      AAA          1,000      Reedy Creek Improvement District,
                                   (MBIA), 5.25%, 6/1/14                        1,039,380
  ---------------------------------------------------------------------------------------
                                                                             $  4,719,606
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 7.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,500      Naples, (Naples Community Hospital,
                                   Inc.), (MBIA), 5.50%, 10/1/16             $  2,608,025
  Aaa      AAA          1,000      Orange County Health Facilities
                                   Authority, (Adventist Health System/
                                   Sunbelt, Inc.), (FSA), 5.50%, 11/15/02       1,057,150
  Aaa      AAA            500      Sarasota County Public Hospital, (MBIA),
                                   5.25%, 7/1/18                                  516,865
  ---------------------------------------------------------------------------------------
                                                                             $  4,182,040
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 4.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,200      Florida Housing Finance Authority,
                                   (Leigh Meadows Apartments), (AMBAC),
                                   5.85%, 9/1/10                             $  1,283,244
  Aaa      AAA          1,110      Florida Housing Finance Authority,
                                   (Stottert Arms Apartments), (AMBAC),
                                   5.90%, 9/1/10                                1,185,968
  ---------------------------------------------------------------------------------------
                                                                             $  2,469,212
  ---------------------------------------------------------------------------------------
  Insured-Industrial Development Revenue -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Pinellas County Resource Recovery,
                                   (MBIA), 5.125%, 10/1/04                   $  1,053,290
  ---------------------------------------------------------------------------------------
                                                                             $  1,053,290
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Palm Beach County Criminal Justice
                                   Facilities, (FGIC), 5.375%, 6/1/10        $  1,083,850
  ---------------------------------------------------------------------------------------
                                                                             $  1,083,850
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Miami-Dade County Professional Sports
                                   Franchise Facilities, (MBIA), 0.00%,
                                   10/1/13                                   $    992,660
  ---------------------------------------------------------------------------------------
                                                                             $    992,660
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 10.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Broward County Airport System, (MBIA),
                                   5.375%, 10/1/13                           $  1,047,100
  Aaa      AAA          1,500      Broward County Port Facilities, (MBIA),
                                   5.375%, 9/1/12                               1,578,165
  Aaa      AAA          2,000      Dade County, Seaport Revenue, (MBIA),
                                   5.125%, 10/1/16                              2,034,760
  Aaa      AAA          1,670      Hillsborough County Aviation Authority,
                                   (Tampa International Airport), (FGIC),
                                   6.85%, 10/1/06                               1,732,525
  ---------------------------------------------------------------------------------------
                                                                             $  6,392,550
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 9.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  380      Collier County, Water and Sewer Revenue,
                                   (FGIC), 5.125%, 7/1/15(3)                 $    390,146
  Aaa      AAA          2,000      Dade County, Water and Sewer System,
                                   (FGIC), 5.25%, 10/1/11                       2,111,560
  Aaa      AAA          2,000      Manatee County, Public Utilities,
                                   (MBIA), 6.75%, 10/1/04                       2,278,120
  Aaa      AAA          1,000      Pasco County, Water and Sewer Revenue,
                                   (FGIC), 5.40%, 10/1/03                       1,067,960
  ---------------------------------------------------------------------------------------
                                                                             $  5,847,786
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  350      Citrus County IDA, (Beverly
                                   Enterprises), 5.00%, 4/1/03               $    349,248
  NR       NR           1,000      Volusia County, (Beverly Enterprises),
                                   5.875%, 7/1/07                               1,006,840
  ---------------------------------------------------------------------------------------
                                                                             $  1,356,088
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 3.7%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $1,000      Highlands County HFA, (Adventist Health
                                   System), 5.25%, 11/15/20                  $    980,930
  NR       NR             600      North Miami HFA, (Imperial Club), 6.75%,
                                   1/1/33                                         589,038
  NR       NR             600      Okaloosa County, Retirement Rental
                                   Housing, (Encore Retirement Partners),
                                   6.125%, 2/1/14                                 599,070
  ---------------------------------------------------------------------------------------
                                                                             $  2,169,038
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       NR          $  650      North Springs, Improvement District,
                                   Special Assessment Revenue, (Heron Bay),
                                   7.00%, 5/1/19                             $    692,387
  ---------------------------------------------------------------------------------------
                                                                             $    692,387
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $56,582,960)                                           $ 59,312,389
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at March 31, 1999, 60.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 3.6% to a high of 33.7% of total investments.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.0%
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,000      Massachusetts IFA, (Ogden Haverhill),
                                   (AMT), 5.50%, 12/1/13                     $  1,014,110
  ---------------------------------------------------------------------------------------
                                                                             $  1,014,110
  ---------------------------------------------------------------------------------------
  Education -- 6.8%
  ---------------------------------------------------------------------------------------
  NR       A           $  500      Massachusetts IFA, (Belmont Hill
                                   School), 5.15%, 9/1/13                    $    506,225
  Baa3     BBB-           500      Massachusetts IFA, (Dana Hall), 5.90%,
                                   7/1/27                                         515,935
  A3       NR           1,030      Massachusetts IFA, (Park School), 5.50%,
                                   9/1/16                                       1,079,687
  Baa1     BBB+           750      Massachusetts IFA, (St. Johns High
                                   School, Inc.), 5.70%, 6/1/18                   775,298
  Baa1     NR             500      Massachusetts IFA, (Wentworth Institute
                                   of Technology), 5.55%, 10/1/13                 509,585
  ---------------------------------------------------------------------------------------
                                                                             $  3,386,730
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.1%
  ---------------------------------------------------------------------------------------
  Baa2     BBB+        $1,000      Massachusetts Municipal Wholesale
                                   Electric Co., 5.70%, 7/1/01               $  1,040,870
  ---------------------------------------------------------------------------------------
                                                                             $  1,040,870
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 11.4%
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $  785      Massachusetts Bay Transportation
                                   Authority, Prerefunded to 3/01/05,
                                   5.75%, 3/1/18                             $    867,598
  Aaa      NR             905      Massachusetts HEFA, (Fairview Extended
                                   Care), Prerefunded to 1/1/01, 10.125%,
                                   1/1/11                                       1,022,107
  Baa3     NR             793      Massachusetts HEFA, (Milford-
                                   Whitinsville Hospital), Escrowed to
                                   Maturity, 7.125%, 7/15/02                      839,912
  Aaa      BBB            500      Massachusetts HEFA, (Sisters of
                                   Providence Hospital), Escrowed to
                                   Maturity, 6.00%, 11/15/00                      521,295
  Aaa      AAA            400      Massachusetts Turnpike Authority,
                                   (FGIC), Escrowed to Maturity, 5.125%,
                                   1/1/23                                         406,484

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  Aaa      NR          $2,000      Massachusetts Turnpike Authority,
                                   Escrowed to Maturity, 5.00%, 1/1/20       $  2,024,420
  ---------------------------------------------------------------------------------------
                                                                             $  5,681,816
  ---------------------------------------------------------------------------------------
  General Obligations -- 13.9%
  ---------------------------------------------------------------------------------------
  Aa2      NR          $  500      Burlington, 5.00%, 2/1/15                 $    512,365
  Aa2      NR             500      Burlington, 5.00%, 2/1/16                      511,135
  Aa3      AA-          1,000      Massachusetts, 5.00%, 11/1/14                1,014,790
  Aa3      AA-          1,000      Massachusetts, 5.40%, 11/1/06                1,082,270
  Aa3      AA-          1,260      Massachusetts Bay Transportation
                                   Authority, 5.50%, 3/1/08                     1,377,041
  Aa3      AA-            215      Massachusetts Bay Transportation
                                   Authority, 5.75%, 3/1/18                       229,551
  Aa3      NR           2,500      Massachusetts State Federal Highway,
                                   Grant Anticipation Notes, 0.00%, 6/15/15     1,110,600
  A1       AA-          1,000      Woods Hole, Martha's Vineyard and
                                   Nantucket Steamship Authority, 6.60%,
                                   3/1/03                                       1,096,200
  ---------------------------------------------------------------------------------------
                                                                             $  6,933,952
  ---------------------------------------------------------------------------------------
  Health Care-Miscellaneous -- 1.0%
  ---------------------------------------------------------------------------------------
  Ba2      BB          $  500      Massachusetts Development Finance
                                   Agency, (New England Center for
                                   Children), 5.30%, 11/1/08                 $    497,380
  ---------------------------------------------------------------------------------------
                                                                             $    497,380
  ---------------------------------------------------------------------------------------
  Hospital -- 17.2%
  ---------------------------------------------------------------------------------------
  Baa2     BBB         $  750      Massachusetts HEFA, (Caritas Christi
                                   Obligation Group), 5.70%, 7/1/15          $    758,250
  Aa2      AA+          3,000      Massachusetts HEFA, (Daughters of
                                   Charity Issue), 5.75%, 7/1/02                3,167,190
  NR       BBB+           770      Massachusetts HEFA, (Jordan Hospital),
                                   5.00%, 10/1/11                                 778,262
  Baa2     BBB-         1,000      Massachusetts HEFA, (Milford-
                                   Whitinsville Regional Hospital), 5.75%,
                                   7/15/13                                      1,024,110
  Baa3     NR             860      Massachusetts HEFA, (New England Health
                                   Systems), 6.125%, 8/1/13                       880,038

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       BBB-        $1,845      Massachusetts HEFA, (North Adams
                                   Regional Hospital), 6.25%, 7/1/04         $  1,984,519
  ---------------------------------------------------------------------------------------
                                                                             $  8,592,369
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $  350      Massachusetts Development Finance
                                   Agency, (YMCA of Greater Boston), 5.25%,
                                   11/1/13                                   $    342,657
  ---------------------------------------------------------------------------------------
                                                                             $    342,657
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,015      Massachusetts IFA, (Dexter School),
                                   (MBIA), 5.40%, 5/1/13                     $  1,070,074
  ---------------------------------------------------------------------------------------
                                                                             $  1,070,074
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 4.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Massachusetts Municipal Wholesale
                                   Electric Co., (AMBAC), 6.625%, 7/1/03     $  2,202,560
  ---------------------------------------------------------------------------------------
                                                                             $  2,202,560
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 8.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Haverhill, (FGIC), 5.00%, 6/15/17         $  1,001,110
  Aaa      AAA          2,000      Massachusetts Bay Transportation
                                   Authority, (AMBAC), 5.25%, 3/1/11            2,147,960
  Aaa      AAA          1,000      Massachusetts, (AMBAC), 5.00%, 7/1/12        1,040,800
  ---------------------------------------------------------------------------------------
                                                                             $  4,189,870
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 3.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,500      Massachusetts HEFA, (Lowell General
                                   Hospital), (FSA), 5.25%, 6/1/16           $  1,533,705
  ---------------------------------------------------------------------------------------
                                                                             $  1,533,705
  ---------------------------------------------------------------------------------------
  Insured-Industrial Development Revenue -- 3.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,400      Massachusetts IFA, (Nantucket Electric),
                                   (AMBAC), (AMT), 5.30%, 7/1/04             $  1,477,518
  ---------------------------------------------------------------------------------------
                                                                             $  1,477,518
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 3.5%
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,650      Puerto Rico, ITEM & ECFA, (Guaynabo
                                   Municipal Government), 5.375%, 7/1/06     $  1,771,589
  ---------------------------------------------------------------------------------------
                                                                             $  1,771,589
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $  965      Massachusetts IFA, (Age Institute of
                                   Massachusetts), 7.60%, 11/1/05            $  1,023,952
  ---------------------------------------------------------------------------------------
                                                                             $  1,023,952
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,595      Massachusetts Water Pollution Abatement
                                   Trust, 0.00%, 8/1/12                      $    848,524
  ---------------------------------------------------------------------------------------
                                                                             $    848,524
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 2.2%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  600      Massachusetts Development Finance
                                   Agency, (Berkshire Retirement), 5.60%,
                                   7/1/19                                    $    599,220
  NR       NR             500      Massachusetts IFA, (Forge Hill), (AMT),
                                   6.75%, 4/1/30                                  476,985
  ---------------------------------------------------------------------------------------
                                                                             $  1,076,205
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 4.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  500      Massachusetts Special Obligations,
                                   5.00%, 6/1/14                             $    514,190
  NR       AAA          1,750      Virgin Islands Public Finance Authority,
                                   (Matching Loan Fund Notes), 6.70%,
                                   10/1/99                                      1,781,500
  ---------------------------------------------------------------------------------------
                                                                             $  2,295,690
  ---------------------------------------------------------------------------------------
  Transportation -- 3.3%
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $1,000      Massachusetts Port Authority Revenue,
                                   6.00%, 7/1/13                             $  1,088,740
  Baa1     A              500      Puerto Rico Highway and Transportation
                                   Authority, 5.50%, 7/1/15                       537,675
  ---------------------------------------------------------------------------------------
                                                                             $  1,626,415
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 6.5%
  ---------------------------------------------------------------------------------------
  Aa1      AA          $2,100      Massachusetts Water Pollution Abatement
                                   Trust, 5.25%, 8/1/14                      $  2,205,105
  Aa3      AA+          1,000      Massachusetts Water Pollution Abatement
                                   Trust, 5.25%, 8/1/14                         1,033,850
  ---------------------------------------------------------------------------------------
                                                                             $  3,238,955
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $47,451,800)                                           $ 49,844,941
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 21.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 2.1% to a high of 13.8% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Economic Development Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       B+          $  150      Michigan State Strategic Fund, (Crown
                                   Paper), 6.25%, 8/1/12                     $    137,537
  ---------------------------------------------------------------------------------------
                                                                             $    137,537
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 16.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Grand Ledge Public School District,
                                   (MBIA), Prerefunded to 5/1/04, 7.875%,
                                   5/1/11                                    $  1,196,799
  Aa1      AA+            500      Michigan Municipal Bond Authority,
                                   Escrowed to Maturity, 7.00%, 10/1/02           553,790
  ---------------------------------------------------------------------------------------
                                                                             $  1,750,589
  ---------------------------------------------------------------------------------------
  General Obligations -- 5.3%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $  495      Detroit, 6.40%, 4/1/05                    $    546,435
  ---------------------------------------------------------------------------------------
                                                                             $    546,435
  ---------------------------------------------------------------------------------------
  Hospital -- 14.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  500      Kent Hospital Finance Authority,
                                   (Spectrum Health), 5.25%, 1/15/09         $    523,540
  NR       BBB            100      Michigan Hospital Finance Authority,
                                   (Central MI Community Hospital), 6.00%,
                                   10/1/05                                        108,197
  NR       BBB            100      Michigan Hospital Finance Authority,
                                   (Central MI Community Hospital), 6.10%,
                                   10/1/06                                        109,225
  NR       BBB            225      Michigan Hospital Finance Authority,
                                   (Central MI Community Hospital), 6.20%,
                                   10/1/07                                        247,930
  NR       BBB            500      Michigan Hospital Finance Authority,
                                   (Gratiot Community Hospital), 6.10%,
                                   10/1/07                                        532,440
  ---------------------------------------------------------------------------------------
                                                                             $  1,521,332
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 3.6%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-        $  350      Puerto Rico Port Authority, (American
                                   Airlines), (AMT), 6.25%, 6/1/26           $    377,552
  ---------------------------------------------------------------------------------------
                                                                             $    377,552
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 5.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Monroe County, (The Detroit Edison Co.),
                                   (AMBAC), (AMT), 6.35%, 12/1/04            $    552,640
  ---------------------------------------------------------------------------------------
                                                                             $    552,640
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 18.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Detroit School District, (AMBAC), 6.50%,
                                   5/1/10                                    $    585,780
  Aaa      AAA            250      Fowlerville, Community Schools District,
                                   (FSA), 4.50%, 5/1/15                           242,880
  Aaa      AAA            500      Hartland School District, (FGIC),
                                   5.125%, 5/1/17                                 504,440
  Aaa      AAA            100      Parchment School District, (MBIA),
                                   5.00%, 5/1/25                                   99,923
  Aaa      AAA            225      Paw Paw, Public School District, (FGIC),
                                   5.00%, 5/1/21                                  224,840
  Aaa      AAA            250      Portage, Public Schools, (FSA), 4.50%,
                                   5/1/14                                         241,095
  ---------------------------------------------------------------------------------------
                                                                             $  1,898,958
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 1.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  300      Michigan Building Authority, Facilities
                                   Program, (AMBAC), 0.00%, 10/15/08         $    195,864
  ---------------------------------------------------------------------------------------
                                                                             $    195,864
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  770      Puerto Rico Highway and Transportation
                                   Authority, (AMBAC), 0.00%, 7/1/16         $    335,751
  ---------------------------------------------------------------------------------------
                                                                             $    335,751
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 5.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA          $  500      Michigan Building Authority, 6.10%,
                                   10/1/01                                   $    529,940
  ---------------------------------------------------------------------------------------
                                                                             $    529,940
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       NR          $  150      Pittsfield Township EDC, (Arbor
                                   Hospice), 7.875%, 8/15/27                 $    157,526
  ---------------------------------------------------------------------------------------
                                                                             $    157,526
  ---------------------------------------------------------------------------------------
  Nursing Home -- 4.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $  395      Michigan Hospital Finance Authority,
                                   (Presbyterian Villages), 6.20%, 1/1/06    $    427,189
  ---------------------------------------------------------------------------------------
                                                                             $    427,189
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 3.0%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  300      Kalamazoo, (Friendship Village), 6.125%,
                                   5/15/17                                   $    314,739
  ---------------------------------------------------------------------------------------
                                                                             $    314,739
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 16.1%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $1,000      Battle Creek Downtown Development
                                   Authority, 6.65%, 5/1/02                  $  1,072,420
  NR       A-           2,000      Detroit Downtown Development Authority
                                   Tax Increment, 0.00%, 7/1/21                   598,060
  ---------------------------------------------------------------------------------------
                                                                             $  1,670,480
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $9,640,542)                                            $ 10,416,532
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 40.1% of such securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 4.6% to a high of 16.0% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.8%
  ---------------------------------------------------------------------------------------
  NR       NR          $  650      New Jersey EDA, (Chelsea at East
                                   Brunswick), (AMT), 8.00%, 10/1/07         $    712,693
  ---------------------------------------------------------------------------------------
                                                                             $    712,693
  ---------------------------------------------------------------------------------------
  Cogeneration -- 9.3%
  ---------------------------------------------------------------------------------------
  NR       BBB-        $2,150      New Jersey EDA, (Trigen-Trenton), (AMT),
                                   6.10%, 12/1/05                            $  2,287,062
  NR       BB+            735      New Jersey EDA, (Vineland Cogeneration),
                                   (AMT), 7.875%, 6/1/19                          793,602
  NR       NR             550      Port Authority of New York and New
                                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01          577,462
  ---------------------------------------------------------------------------------------
                                                                             $  3,658,126
  ---------------------------------------------------------------------------------------
  Education -- 1.5%
  ---------------------------------------------------------------------------------------
  Baa1     BBB         $  585      New Jersey Educational Facilities
                                   Authority, (Georgian Court College),
                                   4.80%, 7/1/08                             $    584,526
  ---------------------------------------------------------------------------------------
                                                                             $    584,526
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Elizabeth, (MBIA), Prerefunded to
                                   11/15/00, 6.20%, 11/15/02                 $    530,480
  NR       NR             310      New Jersey EDA, (Cadbury Corp.),
                                   Prerefunded to 7/1/01, 8.00%, 7/1/15           346,809
  Aaa      NR           2,030      New Jersey EDA, (Princeton Custodial
                                   Receipts), Escrowed to Maturity, 0.00%,
                                   12/15/12                                     1,066,765
  ---------------------------------------------------------------------------------------
                                                                             $  1,944,054
  ---------------------------------------------------------------------------------------
  General Obligations -- 6.0%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  500      Jersey City School District, 6.25%,
                                   10/1/10                                   $    577,155
  Baa1     A            1,050      Puerto Rico, 0.00%, 7/1/08                     697,589
  Aa2      AA-          1,000      South Brunswick, 7.125%, 7/15/02             1,103,890
  ---------------------------------------------------------------------------------------
                                                                             $  2,378,634
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Hospital -- 8.1%
  ---------------------------------------------------------------------------------------
  A3       A-          $  340      New Jersey Health Care Facilities
                                   Financing Authority, (Atlantic City
                                   Medical Care Center), 6.25%, 7/1/00       $    351,631
  A3       A-           1,000      New Jersey Health Care Facilities
                                   Financing Authority, (Atlantic City
                                   Medical Care Center), 6.45%, 7/1/02          1,074,120
  A3       A-             750      New Jersey Health Care Facilities
                                   Financing Authority, (Atlantic City
                                   Medical Care Center), 6.55%, 7/1/03            818,348
  Baa2     BBB            880      New Jersey Health Care Facilities
                                   Financing Authority, (St. Elizabeth's
                                   Hospital), 5.75%, 7/1/08                       942,058
  ---------------------------------------------------------------------------------------
                                                                             $  3,186,157
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 7.0%
  ---------------------------------------------------------------------------------------
  Aa3      NR          $  425      New Jersey EDA, (Economic Growth),
                                   (AMT), 6.00%, 12/1/02                     $    440,772
  NR       NR             500      New Jersey EDA, (Holt Hauling), (AMT),
                                   7.90%, 3/1/27                                  560,315
  Baa3     BBB-         1,625      Port Authority of New York and New
                                   Jersey, (Delta Airlines), 6.95%, 6/1/08      1,760,330
  ---------------------------------------------------------------------------------------
                                                                             $  2,761,417
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      New Jersey Educational Facilities
                                   Authority, (Seton Hall University),
                                   (FGIC), 6.10%, 7/1/01                     $    527,585
  ---------------------------------------------------------------------------------------
                                                                             $    527,585
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Middlesex County Utilities Authority,
                                   (FGIC), 6.10%, 12/1/01                    $  1,065,620
  ---------------------------------------------------------------------------------------
                                                                             $  1,065,620
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 28.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Atlantic City Board of Education,
                                   (AMBAC), 6.00%, 12/1/02                   $  1,079,020
  Aaa      AAA          1,175      Edison, (AMBAC), 4.70%, 1/1/04               1,217,136
  Aaa      AAA          1,200      Kearney, (FSA), 6.50%, 2/1/04                1,307,064

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-General Obligations (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  725      Monroe Township Board of Education,
                                   (FGIC), 5.20%, 8/1/11                     $    770,117
  Aaa      AAA            825      Monroe Township Board of Education,
                                   (FGIC), 5.20%, 8/1/14                          869,195
  Aaa      AAA            850      Roselle, (MBIA), 4.65%, 10/15/03               881,467
  Aaa      AAA          1,000      South Brunswick Township Board of
                                   Education, (FGIC), 6.40%, 8/1/03             1,103,460
  Aaa      AAA          2,000      Washington Township Board of Education,
                                   (MBIA), 5.125%, 2/1/15                       2,042,679
  Aaa      AAA          1,585      West Deptford Township, (AMBAC), 5.90%,
                                   3/1/09                                       1,781,793
  ---------------------------------------------------------------------------------------
                                                                             $ 11,051,931
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 9.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,300      New Jersey Health Care Facilities
                                   Financing Authority, (AHS Hospital
                                   Corp.), (AMBAC), 6.00%, 7/1/12            $  1,465,854
  Aaa      AAA          1,910      New Jersey Health Care Facilities
                                   Financing Authority, (Dover General
                                   Hospital and Medical Center), (MBIA),
                                   7.00%, 7/1/04                                2,179,252
  ---------------------------------------------------------------------------------------
                                                                             $  3,645,106
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  250      Bergen County Utilities Authority, Solid
                                   Waste System, (FGIC), 6.00%, 6/15/02      $    267,253
  ---------------------------------------------------------------------------------------
                                                                             $    267,253
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 7.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      New Jersey Turnpike Authority, (FSA),
                                   5.90%, 1/1/03                             $  1,071,580
  Aaa      AAA            895      New Jersey Turnpike Authority, (FSA),
                                   6.40%, 1/1/02                                  956,576
  Aaa      AAA          1,000      Port Authority of New York and New
                                   Jersey, (AMBAC), 5.125%, 7/15/14             1,025,610
  ---------------------------------------------------------------------------------------
                                                                             $  3,053,766
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  565      Pennsville Sewer Authority, (MBIA),
                                   0.00%, 11/1/16                            $    240,583

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Water and Sewer (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  565      Pennsville Sewer Authority, (MBIA),
                                   0.00%, 11/1/17                            $    227,932
  Aaa      AAA            565      Pennsville Sewer Authority, (MBIA),
                                   0.00%, 11/1/18                                 215,412
  ---------------------------------------------------------------------------------------
                                                                             $    683,927
  ---------------------------------------------------------------------------------------
  Solid Waste -- 2.1%
  ---------------------------------------------------------------------------------------
  A1       AA-         $  500      Gloucester County Improvement Authority,
                                   Solid Waste System, 5.40%, 9/1/00         $    514,015
  B1       NR             300      The Atlantic County Utilities Authority,
                                   Solid Waste System, 7.00%, 3/1/08              299,622
  ---------------------------------------------------------------------------------------
                                                                             $    813,637
  ---------------------------------------------------------------------------------------
  Transportation -- 7.8%
  ---------------------------------------------------------------------------------------
  Aa2      NR          $1,000      New Jersey Transportation Trust,
                                   Variable Rate, 6.56%, 6/15/17(1)(2)       $  1,002,220
  A1       AA-          1,000      Port Authority of New York and New
                                   Jersey, 5.375%, 10/15/16                     1,030,830
  A1       AA-          1,000      Port Authority of New York and New
                                   Jersey, 5.375%, 3/1/28                       1,057,450
  ---------------------------------------------------------------------------------------
                                                                             $  3,090,500
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $36,941,483)                                           $ 39,424,932
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 52.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 8.5% to a high of 16.7% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $1,002,220 or 2.5% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $  560      Glen Cove IDA, (Regency at Glen Cove),
                                   9.50%, 7/1/99                             $    563,562
  NR       NR             500      Glen Cove IDA, (Regency at Glen Cove),
                                   9.50%, 7/1/12                                  533,875
  ---------------------------------------------------------------------------------------
                                                                             $  1,097,437
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.4%
  ---------------------------------------------------------------------------------------
  NR       NR          $  950      Port Authority of New York and New
                                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $    997,434
  NR       NR             600      Suffolk County IDA, (Nissequogue
                                   Cogeneration Partners Facility), (AMT),
                                   5.50%, 1/1/23                                  603,144
  ---------------------------------------------------------------------------------------
                                                                             $  1,600,578
  ---------------------------------------------------------------------------------------
  Education -- 0.3%
  ---------------------------------------------------------------------------------------
  A3       A-          $  100      New York State Dormitory Authority,
                                   (State University Educational
                                   Facilities), 5.25%, 5/15/15               $    104,148
  A3       A-             105      New York State Dormitory Authority,
                                   (State University Educational
                                   Facilities), 5.25%, 5/15/19                    107,963
  ---------------------------------------------------------------------------------------
                                                                             $    212,111
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 5.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      New York State Medical Care Facilities
                                   Finance Agency, (New York State
                                   Hospital), (AMBAC), Escrowed to
                                   Maturity, 6.10%, 2/15/04                  $  1,094,160
  Aaa      AAA          2,500      New York State Medical Care Facilities
                                   Finance Agency, (New York State
                                   Hospital), (AMBAC), Escrowed to
                                   Maturity, 6.20%, 2/15/05                     2,778,950
  ---------------------------------------------------------------------------------------
                                                                             $  3,873,110
  ---------------------------------------------------------------------------------------
  General Obligations -- 4.9%
  ---------------------------------------------------------------------------------------
  A3       A-          $  750      New York City, 0.00%, 8/1/07              $    518,033
  A3       A-           1,000      New York City, 0.00%, 8/1/08                   657,110
  A3       A-           1,000      New York City, 0.00%, 8/1/08                   657,110
  A3       A-           1,285      New York City, 6.375%, 8/1/06                1,395,741
  ---------------------------------------------------------------------------------------
                                                                             $  3,227,994
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Hospital -- 4.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $2,000      New York State Dormitory Authority,
                                   (Department of Health), 5.375%, 7/1/08    $  2,124,080
  Baa      NR           1,000      New York State Dormitory Authority,
                                   (Nyack Hospital), 6.00%, 7/1/06              1,081,430
  ---------------------------------------------------------------------------------------
                                                                             $  3,205,510
  ---------------------------------------------------------------------------------------
  Hotel -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,210      Niagara County IDA, (Wintergarden Inn
                                   Associates), 9.75%, 6/1/11(1)             $    484,000
  ---------------------------------------------------------------------------------------
                                                                             $    484,000
  ---------------------------------------------------------------------------------------
  Housing -- 10.8%
  ---------------------------------------------------------------------------------------
  Aa       AA          $3,870      New York City Housing Development Corp.,
                                   MFMR, 5.625%, 5/1/12                      $  4,117,293
  Aa2      NR           1,500      New York State Mortgage Agency Revenue,
                                   (AMT), 6.45%, 10/1/21                        1,627,830
  Aa2      NR           1,300      New York State Mortgage Agency, (AMT),
                                   5.20%, 10/1/08                               1,349,647
  ---------------------------------------------------------------------------------------
                                                                             $  7,094,770
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 11.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Chautauqua County IDA, (Womans Christian
                                   Association), 6.35%, 11/15/17             $    500,640
  A3       A            2,000      New York City, (Terminal One Group),
                                   6.00%, 1/1/07                                2,156,560
  Baa3     BBB-         2,875      Port Authority of New York and New
                                   Jersey, (Delta Airlines), 6.95%, 6/1/08      3,114,430
  Baa3     BBB-         1,700      Puerto Rico Port Authority, (American
                                   Airlines), (AMT), 6.25%, 6/1/26              1,833,824
  ---------------------------------------------------------------------------------------
                                                                             $  7,605,454
  ---------------------------------------------------------------------------------------
  Insured-Education -- 7.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,250      Nassau County IDA, (Hofstra University),
                                   (MBIA), 5.25%, 7/1/10                     $  2,396,498
  Aaa      AAA          1,075      New York State Dormitory Authority, (Mt.
                                   Sinai School of Medicine), (MBIA),
                                   6.75%, 7/1/09                                1,165,365
  Aaa      AAA            500      New York State Dormitory Authority, (New
                                   York University), (AMBAC), 5.75%,
                                   7/1/12(2)                                      527,740

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Niagara County IDA, (Niagara
                                   University), (AMBAC), 5.25%, 10/1/18      $    510,615
  ---------------------------------------------------------------------------------------
                                                                             $  4,600,218
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 8.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $5,000      New York State Energy Research and
                                   Development Authority, (Central Hudson
                                   Gas), (FGIC), 7.375%, 10/1/14             $  5,244,549
  ---------------------------------------------------------------------------------------
                                                                             $  5,244,549
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,750      New York State Local Government
                                   Assistance Corp., (MBIA), 0.00%, 4/1/13   $  1,404,013
  ---------------------------------------------------------------------------------------
                                                                             $  1,404,013
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      New York State Dormitory Authority,
                                   (Methodist Hospital), (AMBAC), 5.00%,
                                   7/1/10                                    $    516,265
  ---------------------------------------------------------------------------------------
                                                                             $    516,265
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      City University of New York, (John Jay
                                   College), (AMBAC), 5.00%, 8/15/08         $    525,360
  ---------------------------------------------------------------------------------------
                                                                             $    525,360
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,240      Metropolitan Transportation Authority
                                   for the City of New York, (FGIC), 5.70%,
                                   7/1/10(3)                                 $  2,453,942
  ---------------------------------------------------------------------------------------
                                                                             $  2,453,942
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 12.5%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $2,180      New York State Energy Research and
                                   Development Authority, (Western NY
                                   Nuclear Service Center), 6.00%, 4/1/06    $  2,384,767
  Baa1     A-           2,000      New York State HFA, 6.375%, 11/1/03(3)       2,186,540

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Lease Revenue /
  Certificates of Participation (continued)
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,485      New York State Thruway Authority, 0.00%,
                                   1/1/04                                    $  1,216,675
  Baa1     BBB+         1,300      New York State Thruway Authority, 5.25%,
                                   4/1/13                                       1,322,399
  Baa1     BBB+         1,000      New York State Urban Development Corp.,
                                   (Youth Facilities), 5.75%, 4/1/10            1,084,890
  ---------------------------------------------------------------------------------------
                                                                             $  8,195,271
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 0.8%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-        $  500      New York City, Health and Hospital
                                   Corp., 5.25%, 2/15/17                     $    496,530
  ---------------------------------------------------------------------------------------
                                                                             $    496,530
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 7.1%
  ---------------------------------------------------------------------------------------
  A3       A+          $4,500      New York State Local Government
                                   Assistance Corp., 5.25%, 4/1/16           $  4,682,925
  ---------------------------------------------------------------------------------------
                                                                             $  4,682,925
  ---------------------------------------------------------------------------------------
  Transportation -- 6.6%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $1,000      Port Authority of New York and New
                                   Jersey, (AMT), 5.75%, 4/1/16              $  1,066,890
  A1       AA-          3,000      Port Authority of New York and New
                                   Jersey, (AMT), 6.00%, 7/1/14                 3,257,490
  ---------------------------------------------------------------------------------------
                                                                             $  4,324,380
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 7.4%
  ---------------------------------------------------------------------------------------
  A1       A           $3,000      New York City Municipal Water Finance
                                   Authority, 5.125%, 6/15/21                $  2,968,380
  A1       A            1,825      New York City Municipal Water Finance
                                   Authority, 5.70%, 6/15/02                    1,929,463
  ---------------------------------------------------------------------------------------
                                                                             $  4,897,843
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $62,315,489)                                           $ 65,742,260
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 28.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 7.6% to a high of 11.7% of total investments.
(1)  Non-income producing security.
(2)  When-issued security.
(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 5.9%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  240      Greene County IDA, (Fairview Extended
                                   Care), Prerefunded to 1/1/01, 10.125%,
                                   1/1/11                                    $    271,229
  Aa2      NR           1,000      Warren County, (Otterbein Homes),
                                   Prerefunded to 7/1/01, 7.20%, 7/1/11         1,094,579
  ---------------------------------------------------------------------------------------
                                                                             $  1,365,808
  ---------------------------------------------------------------------------------------
  General Obligations -- 14.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Kings County Local School District,
                                   7.60%, 12/1/10                            $    348,156
  Aa3      NR             250      Oak Hills, 5.60%, 12/1/17                      263,623
  Aa1      AA+            675      Ohio, 0.00%, 8/1/04                            545,616
  Aa1      AA+            500      Ohio, 0.00%, 8/1/05                            385,710
  Aa1      AA+            250      Ohio, 0.00%, 8/1/08                            166,543
  A3       NR           1,000      Wauseon School District, 7.25%, 12/1/10      1,082,900
  NR       NR             410      Youngstown County School District,
                                   6.40%, 7/1/00                                  418,221
  ---------------------------------------------------------------------------------------
                                                                             $  3,210,769
  ---------------------------------------------------------------------------------------
  Hospital -- 7.0%
  ---------------------------------------------------------------------------------------
  A        A           $1,000      Erie County, (Firelands Community
                                   Hospital), 6.75%, 1/1/08                  $  1,085,509
  Baa2     BBB            250      Hamilton County Health System,
                                   (Providence Hospital), 6.00%, 7/1/01           259,438
  NR       A-             250      Parma, Hospital Improvement Revenue,
                                   (Parma Community General Hospital
                                   Association), 5.25%, 11/1/13                   252,475
  ---------------------------------------------------------------------------------------
                                                                             $  1,597,422
  ---------------------------------------------------------------------------------------
  Housing -- 7.3%
  ---------------------------------------------------------------------------------------
  NR       AAA         $1,000      Cuyahoga County, (National Terminal
                                   Apts.), 6.40%, 7/1/16                     $  1,084,130
  NR       NR             295      Cuyahoga County, (Rolling Hills Apts.),
                                   (AMT), 8.00%, 1/1/28                           301,121
  NR       NR             290      Lucas County, (Country Creek), (AMT),
                                   8.00%, 7/1/26                                  291,351
  ---------------------------------------------------------------------------------------
                                                                             $  1,676,602
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 13.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Cuyahoga County, (Rock and Roll Hall of
                                   Fame), 5.45%, 12/1/05                     $    524,920
  NR       NR             250      Cuyahoga County, (Rock and Roll Hall of
                                   Fame), 5.85%, 12/1/08                          268,713
  NR       BBB            500      Dayton, Special Facilities Revenue,
                                   (Emery Airline Freight), 5.625%, 2/1/18        503,995
  NR       A-           1,020      Ohio Economic Development Commission,
                                   (ABS Industries), (AMT), 6.00%, 6/1/04       1,078,823
  NR       A-             450      Ohio Economic Development Commission,
                                   (Progress Plastics Products), (AMT),
                                   6.80%, 12/1/01                                 465,521
  NR       NR             250      Ohio Solid Waste Revenue, (Republic
                                   Engineered Steels, Inc.), (AMT), 9.00%,
                                   6/1/21                                         267,725
  ---------------------------------------------------------------------------------------
                                                                             $  3,109,697
  ---------------------------------------------------------------------------------------
  Insured-Education -- 4.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Ohio Public Facilities Commission,
                                   (Higher Educational Facilities),
                                   (AMBAC), 4.30%, 12/1/08                   $  1,001,040
  ---------------------------------------------------------------------------------------
                                                                             $  1,001,040
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 26.9%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  265      Clinton Massie Local School District,
                                   (AMBAC), 0.00%, 12/1/11                   $    147,947
  Aaa      NR             265      Clinton Massie Local School District,
                                   (MBIA), 0.00%, 12/1/09                         165,283
  Aaa      AAA            225      Finneytown Local School District,
                                   (FGIC), 6.15%, 12/1/11                         261,716
  Aaa      AAA            500      Forest Hills Local School District,
                                   (MBIA), 6.00%, 12/1/09                         571,845
  Aaa      AAA            500      South-Western City School District,
                                   Franklin and Pickway Counties, (AMBAC),
                                   4.75%, 12/1/26                                 473,815
  Aaa      AAA          1,000      Southwest Licking School Facilities
                                   Improvement, (FGIC), 7.10%, 12/1/16          1,173,549
  Aaa      AAA            500      Strongsville City School District,
                                   (MBIA), 5.375%, 12/1/12                        539,750
  Aaa      AAA          1,500      West Clermont School District, (AMBAC),
                                   6.90%, 12/1/12                               1,745,969
  Aaa      AAA            500      West Clermont School District, (AMBAC),
                                   7.125%, 12/1/19                                579,980

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-General Obligations (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  460      Wyoming, School District, (FGIC), 5.75%,
                                   12/1/17                                   $    508,332
  ---------------------------------------------------------------------------------------
                                                                             $  6,168,186
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 3.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Cuyahoga County, (Metrohealth System),
                                   (MBIA), 5.50%, 2/15/12                    $    539,030
  NR       AA             250      Knox County Hospital Facilities Revenue,
                                   (Knox Community Hospital), (AGR), 5.00%,
                                   6/1/12                                         253,968
  ---------------------------------------------------------------------------------------
                                                                             $    792,998
  ---------------------------------------------------------------------------------------
  Insured-Industrial Development Revenue -- 2.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Akron Economic Development, (MBIA),
                                   6.00%, 12/1/12                            $    569,035
  ---------------------------------------------------------------------------------------
                                                                             $    569,035
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 2.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Cleveland, (Cleveland Stadium), (AMBAC),
                                   5.25%, 11/15/17                           $    509,145
  ---------------------------------------------------------------------------------------
                                                                             $    509,145
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Cleveland Airport, (FSA), (AMT), 5.50%,
                                   1/1/07                                    $    536,260
  ---------------------------------------------------------------------------------------
                                                                             $    536,260
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 2.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Hamilton County Sewer System, (FGIC),
                                   5.50%, 12/1/11                            $    546,575
  ---------------------------------------------------------------------------------------
                                                                             $    546,575
  ---------------------------------------------------------------------------------------
  Nursing Home -- 3.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  600      Cuyahoga County HFA, (Benjamin Rose
                                   Institute), 5.50%, 12/1/17                $    597,870
  NR       NR             210      Fairfield EDA, (Beverly Enterprises),
                                   8.50%, 1/1/03                                  223,558
  ---------------------------------------------------------------------------------------
                                                                             $    821,428
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 0.9%
  ---------------------------------------------------------------------------------------
  NR       NR          $  200      Toledo Lucas County Port Authority
                                   Development Revenue, (Northwest Ohio
                                   Bond Fund), 5.10%, 5/15/12                $    199,212
  ---------------------------------------------------------------------------------------
                                                                             $    199,212
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 1.9%
  ---------------------------------------------------------------------------------------
  NR       NR          $  200      Ohio Housing Finance Agency, Retirement
                                   Rental Housing, (Encore Retirement
                                   Partners), 6.75%, 3/1/19                  $    200,414
  NR       NR             250      Summit County Healthcare Facilities
                                   Revenue, (Village at Saint Edward),
                                   5.75%, 12/1/25                                 243,660
  ---------------------------------------------------------------------------------------
                                                                             $    444,074
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  353      Columbus Special Assessment, 6.05%,
                                   9/15/05                                   $    367,241
  ---------------------------------------------------------------------------------------
                                                                             $    367,241
  ---------------------------------------------------------------------------------------
  Total Tax Exempt Investments -- 100.0%
     (identified cost $21,838,423)                                           $ 22,915,492
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 44.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 1.1% to a high of 19.5% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 4.4%
  ---------------------------------------------------------------------------------------
  NR       NR          $  885      Chester County IDA, (Kimberton), 8.00%,
                                   9/1/05                                    $    956,322
  NR       NR           1,120      Delaware County IDA, (Glen Riddle),
                                   (AMT), 8.125%, 9/1/05(1)                     1,220,587
  ---------------------------------------------------------------------------------------
                                                                             $  2,176,909
  ---------------------------------------------------------------------------------------
  Certificates of Participation -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Cliff House Trust, (AMT), 6.625%, 6/1/27  $    500,000
  ---------------------------------------------------------------------------------------
                                                                             $    500,000
  ---------------------------------------------------------------------------------------
  Cogeneration -- 3.3%
  ---------------------------------------------------------------------------------------
  NR       BBB-        $1,500      Pennsylvania EDA, (Resources
                                   Recovery-Colver), (AMT), 7.05%,
                                   12/1/10(1)                                $  1,646,490
  ---------------------------------------------------------------------------------------
                                                                             $  1,646,490
  ---------------------------------------------------------------------------------------
  Education -- 2.7%
  ---------------------------------------------------------------------------------------
  Baa3     NR          $  740      Pennsylvania HEFA, (Delaware Valley
                                   College of Science and Agriculture),
                                   5.25%, 4/5/12                             $    734,124
  NR       BBB-           625      Pennsylvania HEFA, (Gwynedd-Mercy
                                   College), 5.60%, 11/1/22                       629,806
  ---------------------------------------------------------------------------------------
                                                                             $  1,363,930
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Harrisburg Authority, (FSA), Escrowed to
                                   Maturity, 6.25%, 6/1/01                   $    527,940
  Aaa      AAA          1,500      Somerset County, General Authority,
                                   (FGIC), Escrowed to Maturity, 6.50%,
                                   10/15/01                                     1,606,230
  NR       NR             920      Virgin Islands Water and Power
                                   Authority, Prerefunded to 7/1/01, 7.40%,
                                   7/1/11                                       1,002,239
  Aaa      AAA          5,000      Westmoreland County, Municipal
                                   Authority, (FGIC), Escrowed to Maturity,
                                   0.00%, 8/15/19                               1,795,850
  ---------------------------------------------------------------------------------------
                                                                             $  4,932,259
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  General Obligations -- 0.4%
  ---------------------------------------------------------------------------------------
  Baa1     A           $  500      Puerto Rico, 0.00%, 7/1/16                $    212,945
  ---------------------------------------------------------------------------------------
                                                                             $    212,945
  ---------------------------------------------------------------------------------------
  Hospital -- 15.0%
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,000      Allentown, Area Hospital Authority,
                                   (Sacred Heart Hospital), 6.50%, 11/15/08  $  1,071,490
  Baa3     BBB+           650      Hazleton Health Services Authority, (St.
                                   Joseph's Hospital), 5.85%, 7/1/06              690,417
  A3       A            1,200      Lehigh County, General Purpose
                                   Authority, (Muhlenberg Hospital), 5.75%,
                                   7/15/10                                      1,315,500
  NR       BBB-           200      McKean County Hospital Authority,
                                   (Bradford Hospital), 5.375%, 10/1/03           204,718
  Caa1     B            1,000      Monroeville Hospital Authority, (Forbes
                                   Health), 5.75%, 10/1/05                        961,250
  Baa2     NR           1,030      Montgomery County HEFA, (Montgomery
                                   Hospital), 6.25%, 7/1/06                     1,099,010
  Baa1     NR             500      New Castle Area Hospital Authority, (St.
                                   Francis Hospital of New Castle), 5.90%,
                                   11/15/00                                       516,230
  NR       BBB            245      Northhampton County Hospital Authority,
                                   (Easton Hospital), 6.90%, 1/1/02               254,342
  NR       A-           1,350      South Fork Municipal Authority, (Lee
                                   Hospital), 5.50%, 7/1/11                     1,364,445
  ---------------------------------------------------------------------------------------
                                                                             $  7,477,402
  ---------------------------------------------------------------------------------------
  Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA+         $1,000      Pennsylvania Housing Finance Agency,
                                   Single Family, (AMT), 5.85%, 10/1/27      $  1,046,380
  ---------------------------------------------------------------------------------------
                                                                             $  1,046,380
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 2.5%
  ---------------------------------------------------------------------------------------
  A3       BBB+        $1,200      Erie IDA, (International Paper), (AMT),
                                   5.85%, 12/1/20                            $  1,238,340
  ---------------------------------------------------------------------------------------
                                                                             $  1,238,340
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 6.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Allegheny County, Higher Education
                                   Building Authority, (Dusquesne
                                   University), (AMBAC), 5.00%, 3/1/16       $  2,003,480
  NR       AAA            700      Montgomery County HEFA, (Saint Joseph's
                                   University), (CLEE), 6.00%, 12/15/02           752,087
  Aaa      AAA            300      Pennsylvania Public School Building
                                   Authority, (Community College), (MBIA),
                                   5.25%, 10/15/13                                312,888
  ---------------------------------------------------------------------------------------
                                                                             $  3,068,455
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 9.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Cambria County IDA, (Pennsylvania
                                   Electric Co.), (MBIA), 5.35%, 11/1/10     $  2,153,020
  Aaa      AAA          2,500      Indiana County IDA, (Pennsylvania
                                   Electric Co.), (MBIA), 5.35%, 11/1/10        2,691,275
  ---------------------------------------------------------------------------------------
                                                                             $  4,844,295
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 6.3%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $1,635      Harrisburg, (AMBAC), 0.00%, 9/15/12       $    850,135
  Aaa      AAA          1,355      McKeesport, (FGIC), 0.00%, 10/1/11             760,453
  Aaa      AAA          1,000      Pennsylvania, (AMBAC), 5.00%, 11/15/15       1,010,220
  Aaa      AAA            500      Pleasant Valley School District, (FGIC),
                                   5.00%, 9/1/10                                  528,760
  ---------------------------------------------------------------------------------------
                                                                             $  3,149,568
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 12.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Allegheny County Hospital Development
                                   Authority, (South Hills Health), (MBIA),
                                   5.50%, 5/1/08                             $  1,080,020
  Aaa      AAA          1,000      Erie County Hospital Authority, (Hamot
                                   Health System), (AMBAC), 7.10%, 2/15/10      1,081,890
  NR       AAA          1,030      Indiana County Hospital Authority,
                                   (Indiana Hospital), (CLEE), 5.75%,
                                   7/1/00                                       1,059,252

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       AAA         $  825      Indiana County Hospital Authority,
                                   (Indiana Hospital), (CLEE), 5.875%,
                                   7/1/01                                    $    863,437
  Aaa      AAA          2,050      Sayre Health Care Facilities Authority,
                                   (Guthrie Medical Center), (AMBAC),
                                   6.50%, 3/1/00                                2,108,405
  ---------------------------------------------------------------------------------------
                                                                             $  6,193,004
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Northumberland County Authority, (MBIA),
                                   6.50%, 10/15/01                           $  1,070,820
  ---------------------------------------------------------------------------------------
                                                                             $  1,070,820
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Lancaster County, Solid Waste Management
                                   Authority Resources Recovery System,
                                   (AMBAC), 5.375%, 12/15/15                 $  1,035,090
  ---------------------------------------------------------------------------------------
                                                                             $  1,035,090
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Pennsylvania Intergovernmental
                                   Cooperative Authority, (Philadelphia
                                   Funding Program), (FGIC), 5.25%,
                                   6/15/11(2)                                $  1,047,830
  ---------------------------------------------------------------------------------------
                                                                             $  1,047,830
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 7.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Allegheny County Airport Revenue,
                                   (MBIA), 5.75%, 1/1/10                     $  1,089,940
  Aaa      AAA            590      Allegheny County Airport Revenue,
                                   (MBIA), 5.75%, 1/1/12                          643,826
  Aaa      AAA          1,000      Philadelphia Airport Revenue, (FGIC),
                                   5.375%, 7/1/14                               1,041,070
  Aaa      AAA          1,000      Southeastern Pennsylvania Transportation
                                   Authority, (FGIC), 5.55%, 3/1/14             1,064,680
  ---------------------------------------------------------------------------------------
                                                                             $  3,839,516
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       NR          $  250      Chartiers Valley, Industrial and
                                   Commercial Development Authority,
                                   (Beverly Enterprises), 5.30%, 6/1/02      $    253,930
  NR       NR             250      Chartiers Valley, Industrial and
                                   Commercial Development Authority,
                                   (Beverly Enterprises), 5.35%, 6/1/03           253,838
  NR       NR             250      Green County IDA, (Beverly Enterprises,
                                   Inc.), 5.50%, 3/1/08                           247,560
  ---------------------------------------------------------------------------------------
                                                                             $    755,328
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 2.8%
  ---------------------------------------------------------------------------------------
  NR       NR          $  245      Delaware County Authority, (White Horse
                                   Village), 6.30%, 7/1/03                   $    259,457
  NR       NR             505      Delaware County Authority, (White Horse
                                   Village), 6.40%, 7/1/04                        540,946
  Baa2     BBB+           590      Hazleton Health Services Authority,
                                   (Hazleton General Hospital), 5.50%,
                                   7/1/07                                         615,936
  ---------------------------------------------------------------------------------------
                                                                             $  1,416,339
  ---------------------------------------------------------------------------------------
  Solid Waste -- 3.7%
  ---------------------------------------------------------------------------------------
  Baa2     A-          $  500      Greater Lebanon Refuse Authority, 6.20%,
                                   5/15/99                                   $    501,800
  Baa2     A-             500      Greater Lebanon Refuse Authority, 6.20%,
                                   11/15/99                                       509,075
  Baa2     A-             300      Greater Lebanon Refuse Authority, 6.40%,
                                   5/15/00                                        309,081
  Baa2     A-             500      Greater Lebanon Refuse Authority, 6.40%,
                                   11/15/00                                       520,720
  ---------------------------------------------------------------------------------------
                                                                             $  1,840,676
  ---------------------------------------------------------------------------------------
  Transportation -- 2.1%
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $1,000      Southeastern Pennsylvania Transportation
                                   Authority, 6.00%, 6/1/01                  $  1,050,130
  ---------------------------------------------------------------------------------------
                                                                             $  1,050,130
  ---------------------------------------------------------------------------------------
  Total Tax Exempt Investments -- 100.0%
     (identified cost $47,736,936)                                           $ 49,905,706
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Fedreral Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic development in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 56.5% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 1.1% to a high of 18.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                           CALIFORNIA    CONNECTICUT      FLORIDA      MASSACHUSETTS      MICHIGAN
                                            LIMITED        LIMITED        LIMITED         LIMITED         LIMITED
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $ 27,931,688    $ 8,361,603   $ 56,582,960     $47,451,800    $  9,640,542
   Unrealized appreciation                   1,451,997        495,952      2,729,429       2,393,141         775,990
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $ 29,383,685    $ 8,857,555   $ 59,312,389     $49,844,941    $ 10,416,532
--------------------------------------------------------------------------------------------------------------------
Cash                                      $        750    $   117,488   $        559     $ 1,014,263    $        922
Interest receivable                            406,394        123,403      1,163,596         687,100         211,306
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $ 29,790,829    $ 9,098,446   $ 60,476,544     $51,546,304    $ 10,628,760
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities        $    883,572    $        --   $    386,901     $        --    $         --
Demand note payable                            227,000             --        138,000              --          13,000
Other accrued expenses                           2,152            533          3,433           2,859              30
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  1,112,724    $       533   $    528,334     $     2,859    $     13,030
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 28,678,105    $ 9,097,913   $ 59,948,210     $51,543,445    $ 10,615,730
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 27,226,108    $ 8,601,961   $ 57,218,781     $49,150,304    $  9,839,740
Net unrealized appreciation (computed on
   the basis of identified cost)             1,451,997        495,952      2,729,429       2,393,141         775,990
--------------------------------------------------------------------------------------------------------------------
TOTAL                                     $ 28,678,105    $ 9,097,913   $ 59,948,210     $51,543,445    $ 10,615,730
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                           NEW JERSEY      NEW YORK         OHIO       PENNSYLVANIA
                                            LIMITED        LIMITED        LIMITED         LIMITED
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $ 36,941,483   $ 62,315,489   $ 21,838,423    $ 47,736,936
   Unrealized appreciation                   2,483,449      3,426,771      1,077,069       2,168,770
----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $ 39,424,932   $ 65,742,260   $ 22,915,492    $ 49,905,706
----------------------------------------------------------------------------------------------------
Cash                                      $          2   $        269   $        658    $  1,163,007
Interest receivable                            562,003      1,196,373        366,745         747,368
Receivable for daily variation margin on
   financial futures contracts                      --             --             --           7,177
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $ 39,986,937   $ 66,938,902   $ 23,282,895    $ 51,823,258
----------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------
Payable for investments purchased         $         --   $         --   $    200,652    $         --
Payable for when-issued securities                  --        528,820             --       1,050,005
Demand note payable                            202,000        535,000        280,000              --
Other accrued expenses                           4,246          2,329          1,390           2,561
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $    206,246   $  1,066,149   $    482,042    $  1,052,566
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 39,780,691   $ 65,872,753   $ 22,800,853    $ 50,770,692
----------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 37,297,242   $ 62,445,982   $ 21,723,784    $ 48,601,922
Net unrealized appreciation (computed on
   the basis of identified cost)             2,483,449      3,426,771      1,077,069       2,168,770
----------------------------------------------------------------------------------------------------
TOTAL                                     $ 39,780,691   $ 65,872,753   $ 22,800,853    $ 50,770,692
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                          CALIFORNIA    CONNECTICUT      FLORIDA     MASSACHUSETTS     MICHIGAN
                                            LIMITED       LIMITED        LIMITED        LIMITED        LIMITED
                                           PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                  $ 1,679,122     $507,449     $ 3,463,508     $2,808,095     $  609,481
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,679,122     $507,449     $ 3,463,508     $2,808,095     $  609,481
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   145,652     $ 43,610     $   301,844     $  244,974     $   51,653
Trustees fees and expenses                      1,814          186           6,125          8,079            185
Legal and accounting services                  19,363       17,262          22,562         22,463         17,362
Custodian fee                                  24,474       12,787          44,966         39,437         15,567
Bond pricing                                       --        4,546              --             --             --
Amortization of organization expenses             136           --             378            354             --
Miscellaneous                                   7,316          480          11,530          7,341          6,029
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   198,755     $ 78,871     $   387,405     $  322,648     $   90,796
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     4,392     $  2,917     $    12,287     $   17,586     $    3,575
   Reduction of investment adviser fee             --       21,626              --             --             --
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,392     $ 24,543     $    12,287     $   17,586     $    3,575
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   194,363     $ 54,328     $   375,118     $  305,062     $   87,221
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,484,759     $453,121     $ 3,088,390     $2,503,033     $  522,260
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   508,612     $ 49,350     $   848,816     $  732,983     $  169,914
   Financial futures contracts               (130,540)     (29,661)       (208,377)      (284,350)       (53,859)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   378,072     $ 19,689     $   640,439     $  448,633     $  116,055
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (263,755)    $ 13,577     $  (716,010)    $ (473,609)    $ (183,643)
   Financial futures contracts                   (209)       3,630          11,838         15,948          2,436
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (263,964)    $ 17,207     $  (704,172)    $ (457,661)    $ (181,207)
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)   $   114,108     $ 36,896     $   (63,733)    $   (9,028)    $  (65,152)
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,598,867     $490,017     $ 3,024,657     $2,494,005     $  457,108
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                          NEW JERSEY     NEW YORK        OHIO       PENNSYLVANIA
                                            LIMITED       LIMITED       LIMITED        LIMITED
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                  $ 2,292,343   $ 3,689,798   $ 1,291,008     $2,910,538
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,292,343   $ 3,689,798   $ 1,291,008     $2,910,538
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                    $   196,075   $   319,237   $   109,528     $  248,326
Trustees fees and expenses                      2,292         8,079           229          8,080
Legal and accounting services                  22,461        22,606        17,168         22,466
Custodian fee                                  28,180        32,874        20,899         36,372
Amortization of organization expenses             105           219            --            240
Miscellaneous                                  14,628        23,713         8,898         15,678
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   263,741   $   406,728   $   156,722     $  331,162
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $        --   $        --   $     5,946     $   10,902
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $        --   $        --   $     5,946     $   10,902
-------------------------------------------------------------------------------------------------

NET EXPENSES                              $   263,741   $   406,728   $   150,776     $  320,260
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,028,602   $ 3,283,070   $ 1,140,232     $2,590,278
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   302,337   $   654,504   $   126,261     $  722,466
   Financial futures contracts               (135,039)     (287,095)     (100,635)      (166,778)
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   167,298   $   367,409   $    25,626     $  555,688
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (313,608)  $   (30,963)  $   (85,291)    $ (771,207)
   Financial futures contracts                 10,457        17,434         3,457         (3,369)
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (303,151)  $   (13,529)  $   (81,834)    $ (774,576)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)   $  (135,853)  $   353,880   $   (56,208)    $ (218,888)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,892,749   $ 3,636,950   $ 1,084,024     $2,371,390
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA     CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
                                             LIMITED        LIMITED         LIMITED         LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   1,484,759   $    453,121   $   3,088,390    $   2,503,033   $    522,260
   Net realized gain                            378,072         19,689         640,439          448,633        116,055
   Net change in unrealized appreciation
      (depreciation)                           (263,964)        17,207        (704,172)        (457,661)      (181,207)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   1,598,867   $    490,017   $   3,024,657    $   2,494,005   $    457,108
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   4,228,958   $  1,959,442   $   7,572,648    $  10,696,524   $  1,993,253
   Withdrawals                              (11,447,139)    (3,186,038)    (22,890,275)     (18,230,235)    (3,931,845)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  (7,218,181)  $ (1,226,596)  $ (15,317,627)   $  (7,533,711)  $ (1,938,592)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (5,619,314)  $   (736,579)  $ (12,292,970)   $  (5,039,706)  $ (1,481,484)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                      $  34,297,419   $  9,834,492   $  72,241,180    $  56,583,151   $ 12,097,214
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  28,678,105   $  9,097,913   $  59,948,210    $  51,543,445   $ 10,615,730
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO       PENNSYLVANIA
                                             LIMITED         LIMITED        LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   2,028,602   $   3,283,070   $  1,140,232   $   2,590,278
   Net realized gain                            167,298         367,409         25,626         555,688
   Net change in unrealized appreciation
      (depreciation)                           (303,151)        (13,529)       (81,834)       (774,576)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   1,892,749   $   3,636,950   $  1,084,024   $   2,371,390
------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   6,467,196   $  10,991,896   $  4,003,683   $   7,028,085
   Withdrawals                              (14,119,117)    (23,447,532)    (6,502,512)    (16,336,396)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  (7,651,921)  $ (12,455,636)  $ (2,498,829)  $  (9,308,311)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (5,759,172)  $  (8,818,686)  $ (1,414,805)  $  (6,936,921)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $  45,539,863   $  74,691,439   $ 24,215,658   $  57,707,613
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  39,780,691   $  65,872,753   $ 22,800,853   $  50,770,692
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA     CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
                                             LIMITED        LIMITED         LIMITED         LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   1,871,830   $    536,076   $   4,031,956    $   3,067,243   $    661,189
   Net realized gain (loss)                     461,548          3,686        (130,866)          (1,637)      (127,469)
   Net change in unrealized appreciation
      (depreciation)                          1,003,947        369,866       2,784,387        2,081,917        563,973
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   3,337,325   $    909,628   $   6,685,477    $   5,147,523   $  1,097,693
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   1,661,073   $  1,135,100   $   7,486,705    $   4,381,569   $  1,024,096
   Withdrawals                              (13,895,420)    (4,484,203)    (34,840,194)     (22,915,877)    (5,021,007)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (12,234,347)  $ (3,349,103)  $ (27,353,489)   $ (18,534,308)  $ (3,996,911)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (8,897,022)  $ (2,439,475)  $ (20,668,012)   $ (13,386,785)  $ (2,899,218)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                      $  43,194,441   $ 12,273,967   $  92,909,192    $  69,969,936   $ 14,996,432
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  34,297,419   $  9,834,492   $  72,241,180    $  56,583,151   $ 12,097,214
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO       PENNSYLVANIA
                                             LIMITED         LIMITED        LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   2,529,742   $   4,189,775   $  1,365,120   $   3,105,101
   Net realized gain (loss)                    (191,388)      1,126,492        148,476         430,385
   Net change in unrealized appreciation
      (depreciation)                          1,679,398       2,952,942        773,615       2,258,821
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   4,017,752   $   8,269,209   $  2,287,211   $   5,794,307
------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   2,886,225   $   3,255,202   $  1,303,141   $   2,758,619
   Withdrawals                              (19,630,053)    (36,846,720)    (7,844,546)    (18,720,920)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (16,743,828)  $ (33,591,518)  $ (6,541,405)  $ (15,962,301)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (12,726,076)  $ (25,322,309)  $ (4,254,194)  $ (10,167,994)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $  58,265,939   $ 100,013,748   $ 28,469,852   $  67,875,607
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  45,539,863   $  74,691,439   $ 24,215,658   $  57,707,613
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.62%          0.61%          0.63%          0.58%          0.53%
Expenses after custodian fee reduction          0.61%          0.59%          0.61%          0.55%            --
Net investment income                           4.67%          4.86%          4.98%          4.82%          4.72%
Portfolio Turnover                                29%            40%            57%            36%            56%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $28,678        $34,297        $43,194        $59,216        $82,344
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               CONNECTICUT LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                 0.60%          0.54%          0.54%          0.39%          0.17%
Net expenses after custodian fee
   reduction                                    0.57%          0.52%          0.50%          0.35%            --
Net investment income                           4.79%          4.96%          5.09%          4.91%          4.95%
Portfolio Turnover                                 5%            23%            46%            52%            73%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)       $9,098         $9,834        $12,274        $14,862        $17,316
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                     0.83%          0.77%          0.78%          0.72%          0.67%
Expenses after custodian fee reduction          0.80%          0.75%          0.74%          0.68%            --
Net investment income                           4.56%          4.73%          4.85%          4.58%          4.45%
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 FLORIDA LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.59%          0.58%          0.59%          0.55%          0.52%
Expenses after custodian fee reduction          0.57%          0.55%          0.57%          0.54%            --
Net investment income                           4.68%          4.90%          4.90%          4.73%          4.73%
Portfolio Turnover                                16%            38%            66%            20%            44%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $59,948        $72,241        $92,909       $127,835       $164,579
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MASSACHUSETTS LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.60%          0.60%          0.60%          0.57%          0.54%
Expenses after custodian fee reduction          0.57%          0.56%          0.58%          0.55%            --
Net investment income                           4.67%          4.90%          4.97%          4.72%          4.90%
Portfolio Turnover                                19%            46%            60%            27%            46%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $51,543        $56,583        $69,970        $97,135       $119,120
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                 0.82%          0.71%          0.79%          0.68%          0.48%
Net expenses after custodian fee
   reduction                                    0.79%          0.67%          0.76%          0.64%            --
Net investment income                           4.72%          5.00%          5.09%          5.00%          4.88%
Portfolio Turnover                                16%            21%            28%            40%           111%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $10,616        $12,097        $14,996        $21,191        $33,198
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                                 0.59%
Net investment income                                                                                       4.77%
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.62%          0.62%          0.61%          0.57%          0.54%
Expenses after custodian fee reduction          0.62%          0.61%          0.58%          0.55%            --
Net investment income                           4.78%          4.91%          4.96%          4.78%          4.73%
Portfolio Turnover                                13%            21%            37%            42%            44%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $39,781        $45,540        $58,266        $80,173        $97,280
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW YORK LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.59%          0.61%          0.58%          0.55%          0.52%
Expenses after custodian fee reduction          0.59%          0.59%          0.56%          0.53%            --
Net investment income                           4.74%          4.81%          4.87%          4.66%          4.79%
Portfolio Turnover                                17%            53%            58%            32%            31%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $65,873        $74,691       $100,014       $138,728       $173,632
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                 0.67%          0.64%          0.68%          0.63%          0.46%
Net expenses after custodian fee
   reduction                                    0.64%          0.64%          0.65%          0.61%            --
Net investment income                           4.85%          5.05%          5.20%          5.06%          4.96%
Portfolio Turnover                                19%            29%            34%            47%           120%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $22,801        $24,216        $28,470        $33,529        $39,435
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                                 0.58%
Net investment income                                                                                       4.84%
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.62%          0.60%          0.61%          0.58%          0.53%
Expenses after custodian fee reduction          0.60%          0.58%          0.59%          0.56%            --
Net investment income                           4.83%          5.03%          5.11%          4.81%          4.77%
Portfolio Turnover                                16%            36%            51%            24%            39%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $50,771        $57,708        $67,876        $92,194       $113,606
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1999, each Portfolio paid advisory fees as follows:

PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
---------------------------------------------------------------------
California Limited                        $ 145,652         0.46%
Connecticut Limited                       $  43,610         0.46%
Florida Limited                           $ 301,844         0.46%
Massachusetts Limited                     $ 244,974         0.46%
Michigan Limited                          $  51,653         0.47%
New Jersey Limited                        $ 196,075         0.46%
New York Limited                          $ 319,237         0.46%
Ohio Limited                              $ 109,528         0.47%
Pennsylvania Limited                      $ 248,326         0.46%

*    As a percentage of average daily net assets.

   To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $21,626.
   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1999, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 1999 were as follows:

                      CALIFORNIA LIMITED PORTFOLIO      CONNECTICUT LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $         9,214,224                $           464,365
Sales                                13,658,473                          1,303,628


                      FLORIDA LIMITED PORTFOLIO         MASSACHUSETTS LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $        10,356,183                $        10,233,856
Sales                                22,776,891                         16,444,858

                      MICHIGAN LIMITED PORTFOLIO        NEW JERSEY LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $         1,766,466                $         5,272,918
Sales                                 3,497,701                         10,750,504

                      NEW YORK LIMITED PORTFOLIO        OHIO LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $        12,014,567                $         4,313,016
Sales                                21,758,268                          4,816,807

                      PENNSYLVANIA LIMITED PORTFOLIO
-----------------------------------------------------
Purchases                   $         8,691,342
Sales                                15,149,837

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1999, as computed on a federal income tax basis, are as follows:

                                CALIFORNIA           CONNECTICUT
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $   27,931,688       $    8,361,603
-----------------------------------------------------------------------
Gross unrealized appreciation       $    1,464,257       $      496,289
Gross unrealized depreciation              (12,260)                (337)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $    1,451,997       $      495,952
-----------------------------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                FLORIDA              MASSACHUSETTS
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $   56,582,960       $   47,451,800
-----------------------------------------------------------------------
Gross unrealized appreciation       $    2,753,436       $    2,441,970
Gross unrealized depreciation              (24,007)             (48,829)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $    2,729,429       $    2,393,141
-----------------------------------------------------------------------


                                MICHIGAN             NEW JERSEY
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $    9,640,542       $   36,941,483
-----------------------------------------------------------------------
Gross unrealized appreciation       $      796,029       $    2,518,767
Gross unrealized depreciation              (20,039)             (35,318)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $      775,990       $    2,483,449
-----------------------------------------------------------------------

                                NEW YORK             OHIO
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $   62,315,489       $   21,838,423
-----------------------------------------------------------------------
Gross unrealized appreciation       $    3,440,520       $    1,086,496
Gross unrealized depreciation              (13,749)              (9,427)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $    3,426,771       $    1,077,069
-----------------------------------------------------------------------

                                PENNSYLVANIA
                                LIMITED PORTFOLIO
--------------------------------------------------
AGGREGATE COST                      $   47,736,936
--------------------------------------------------
Gross unrealized appreciation       $    2,231,709
Gross unrealized depreciation              (62,939)
--------------------------------------------------
NET UNREALIZED APPRECIATION         $    2,168,770
--------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1999, the California Limited Portfolio, Florida Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio and Ohio Limited Portfolio, had balances outstanding pursuant to this line of credit of $227,000, $138,000, $13,000, $202,000, $535,000, and $280,000, respectively.
   The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 1999 there were no outstanding obligations under these financial instruments.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO
CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO
FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO
MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO
MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO
NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO
NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO
OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO
PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities of California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 1999, the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended March 31, 1999, and 1998 and the supplementary data for each of the years in the five year period ended March 31, 1999. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of aforementioned Portfolios, as of March 31, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Connecticut, Massachusetts, Michigan,
New Jersey, New York and Ohio Limited
Maturity Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California and Florida Limited Maturity
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager of
Pennsylvania Limited Maturity Municipals Portfolio

James L. OConnor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS

Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110








EATON VANCE INVESTMENT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109





-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
2-2140-5/99                                                       9LTFSRC-5/99

PRO FORMA COMBINING
STATEMENT OF ASSETS AND LIABILITIES
March 31,1999






                                        Eaton Vance         Eaton Vance         Eaton Vance          Pro Forma
                                      National Limited    Michigan Limited    Connecticut Limited   Adjustments      Pro-Forma
                                     Maturity Municipals Maturity Municipals  Maturity Municipals   See Note 2        Combined
                                           Fund                Fund                Fund             (Unaudited)     (Unaudited)
                                     ------------------- -------------------  -------------------   -----------    --------------

ASSETS

Investments in Portfolio, at cost       $85,519,419         $ 9,709,981         $8,470,317                         $ 95,229,400
                                        ---------------------------------------------------------------------------------------
Investments in Portfolio, at value      $89,966,384         $10,480,801         $8,961,524                         $100,447,185
Receivables for fund shares sold        $    41,671                 ---                ---                         $     41,671
                                        ---------------------------------------------------------------------------------------
Total Assets                            $90,008,055         $10,480,801         $8,961,524                         $100,488,856
                                        ---------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                       $   186,050         $    19,576         $   16,569                         $    205,626
Payable for fund shares redeemed        $    65,209         $     2,435         $      ---                         $     67,644
Other accrued expenses                  $    65,741         $    18,872         $   20,668                         $     84,613
                                        ---------------------------------------------------------------------------------------
Total Liabilities                       $   317,000         $    40,883         $   37,237                         $    357,883
                                        ---------------------------------------------------------------------------------------
Net Assets                              $89,691,055         $10,439,918         $8,924,287                         $100,130,973
                                        ---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                         $89,125,238         $11,138,436         $8,919,084                         $100,263,674
Accumulated net realized loss from
Portfolio (computed on identified cost) $(4,054,410)        $(1,450,562)        $ (536,940)                        $ (5,504,972)
Accumulated undistributed (distrib-
utions in excess of) net investment
income                                  $   173,262         $   (19,576)        $   50,936                         $    153,686
Net unrealized appreciation from
Portfolio (computed on identified cost) $ 4,446,965         $   771,620         $  491,207                         $  5,218,585
                                        ---------------------------------------------------------------------------------------
Total                                   $89,691,055         $10,439,918         $8,924,287                         $100,130,973
                                        ---------------------------------------------------------------------------------------

CLASS A SHARES
                                        ---------------------------------------------------------------------------------------
Net Assets                              $73,047,714         $ 9,786,263         $7,514,256                         $ 90,348,233
Shares Outstanding                        6,964,091             981,749            741,473          (73,981)          8,613,330
Net Asset Value and Redemption
Price Per Share (net assets divided
by shares of beneficial interest out-
standing)                               $     10.49         $      9.97         $    10.13                         $      10.49
Maximum Offering Price Per Share
(100divided by 97.75 of net asset
value per share)                        $     10.73         $     10.20         $    10.36                         $      10.73
                                        ---------------------------------------------------------------------------------------


                                                                                                                 (continued)


                                        Eaton Vance         Eaton Vance         Eaton Vance          Pro Forma
                                      National Limited    Michigan Limited    Connecticut Limited   Adjustments      Pro-Forma
                                     Maturity Municipals Maturity Municipals  Maturity Municipals   See Note 2        Combined
                                           Fund                Fund                Fund             (Unaudited)     (Unaudited)
                                     ------------------- -------------------  -------------------   -----------    --------------
CLASS B SHARES

                                        ---------------------------------------------------------------------------------------
Net Assets                              $ 5,450,483         $  653,655          $1,410,031                         $  7,514,169
Shares Outstanding                          519,616             65,579             139,239           (8,089)       $    716,345
Net Asset Value and Redemption
Price Per Share (net assets divided
by shares of beneficial interest out-
standing)                               $     10.49         $     9.97          $    10.13                         $      10.49
                                        ---------------------------------------------------------------------------------------

CLASS C SHARES

                                        ---------------------------------------------------------------------------------------
Net Assets                              $11,192,858                                                                $11,192,858
Shares Outstanding                        1,140,201                                                                  1,140,201
Net Asset Value and Redemption
Price Per Share (net assets divided
by shares of beneficial interest out-
standing)                               $      9.82                                                                $      9.82
                                        --------------------------------------------------------------------------------------

PRO FORMA COMBINING
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
March 31,1999


                                               Actual            Actual           Actual
                                             Eaton Vance       Eaton Vance      Eaton Vance
                                              National           Michigan       Connecticut
                                               Limited          Limited           Limited
                                              Maturity          Maturity          Maturity      Pro Forma             Pro Forma
                                             Municipals        Municipals        Municipals    Adjustments             Combined
                                                Fund              Fund              Fund       (Unaudited)            (Unaudited)
                                             ----------        ----------        ----------    -----------           ---------------

INVESTMENT INCOME

Interest allocated from Portfolio            $5,373,501        $602,186         $500,304       $       ---              $6,475,991
Expenses allocated from Portfolio            $ (543,355)       $(86,178)        $(53,567)      $    28,850  Note 3f     $ (654,250)
                                             -----------       ---------        ---------      ------------             -----------
Net investment income from Portfolio         $4,830,146        $516,008         $446,737       $    28,850              $5,821,741

EXPENSES

Trustees fes and expenses                    $    2,281        $    168         $  1,374       $    (1,542) Note 3b     $    2,281
Distribution and service fees
  Class A                                    $  103,431        $ 14,918         $ 13,631       $       ---              $  131,980
  Class B                                    $   65,596        $  8,291         $ 15,857       $       ---              $   89,744
  Class C                                    $   92,905        $    ---         $    ---       $       ---              $   92,905
Transfer and dividend disbursing agent fees  $   80,371        $ 11,450         $  9,565       $       ---              $  101,386
Registration fees                            $   54,956        $  3,361         $    424       $    (3,785) Note 3g     $   54,956
Printing and postage                         $   20,916        $  3,600         $  3,659       $    (3,076) Note 3d     $   25,099
Legal and accounting services                $   17,721        $  9,345         $  9,098       $   (14,899) Note 3d     $   21,265
Custodian fee                                $   13,282        $  5,103         $  5,820       $    (9,171) Note 3c     $   15,034
Amortization organization expense            $   12,873        $  1,262         $    269       $       ---              $   14,404
Miscellaneous                                $    8,173        $  3,847         $  3,711       $    (5,923) Note 3d     $    9,808
                                             -----------       ---------        ---------      ------------             -----------
Expenses, net before merger costs            $  472,505        $ 61,345         $ 63,408       $   (38,396)             $  558,862
Merger costs                                 $      ---        $    ---         $    ---       $    60,000  Note 4      $   60,000
                                             -----------       ---------        ---------      ------------             -----------
Net investment income                        $4,357,641        $454,663         $383,329       $     7,246              $5,202,879
                                             -----------       ---------        ---------      ------------             -----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) -
  Investment transactions (identified
   cost basis)                               $  650,727        $167,850         $ 48,664                                $  867,241
  Financial futures contracts                $ (278,032)       $(53,228)        $(29,254)                               $ (360,514)
                                             -----------       ---------        ---------      ------------             -----------
Net realized gain                            $  372,695        $114,622         $ 19,410       $       ---              $  506,727
                                             -----------       ---------        ---------      ------------             -----------
Change in unrealized appreciation
 (depreciation)
  Investments                                $(1,202,223.00)   $(181,375)       $ 13,373                                $(1,370,225)
  Financial futures contracts                $    19,807.00    $   2,401        $  3,626                                $    25,834
                                             ---------------   ----------       ---------      ------------             -----------
Net change in unrealized appreciation
 (depreciation)                              $(1,182,416.00)   $(178,974)       $ 16,999               ---              $(1,344,391)

Net realized and unrealized loss             $  (809,721)      $ (64,352)       $ 36,409                                $  (837,664)

Net increase in assets from operations       $ 3,547,920       $ 390,311        $419,738       $     7,246              $ 4,365,215

PRO FORMA COMBINING
STATEMENT OF ASSETS AND LIABILITIES
March 31,1999




                                     National Limited     Michigan Limited  Connecticut Limited      Pro Forma        Pro-Forma
                                    Maturity Municipals Maturity Municipals Maturity Municipals     Adjustments       Combined
                                        Portfolio           Portfolio           Portfolio           (Unaudited)      (Unaudited)
                                    ------------------- ------------------- -------------------     -----------  -------------------
ASSETS

Investments, at cost                    $ 84,822,504        $  9,640,542        $ 8,361,603                        $ 102,824,649
                                     -----------------------------------------------------------------------------------------------
Investments, at value                   $ 89,269,469        $ 10,416,532        $ 8,857,555                        $ 108,543,556
Other assets less liabilities           $    696,925        $    199,198        $   240,358                        $   1,136,481
                                     -----------------------------------------------------------------------------------------------
Net Assets                              $ 89,966,394        $ 10,615,730        $ 9,097,913                        $ 109,680,037
                                     -----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
contributions and withdrawals           $ 89,519,429        $  9,839,740        $ 8,601,961                        $ 103,961,130
Net unrealized appreciation
(computed on the basis of
identified cost)                        $  4,446,965        $    775,990        $   495,952                        $   5,718,907
                                      ----------------------------------------------------------------------------------------------
Total                                   $ 89,966,394        $ 10,615,730        $ 9,097,913                        $ 109,680,037
                                      ----------------------------------------------------------------------------------------------

PRO FORMA COMBINING
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
March 31,1999



                                                     Actual            Actual       Actual
                                                     National          Michigan     Connecticut
                                                     Limited           Limited      Limited
                                                     Maturity          Maturity     Maturity       Pro Forma            Pro Forma
                                                     Municipals        Municipals   Municipals     Adjustments          Combined
                                                     Portfolio         Portfolio    Portfolio      (Unaudited)         (Unaudited)
                                                     ----------        ----------   -----------    -----------         -----------
INVESTMENT INCOME

Interest                                             $    5,373,501    $ 609,481    $507,449       $     ---           $ 6,589,337
                                                     ------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                               $      433,524    $  51,653    $ 43,610       $   2,804  Note 3a  $  531,591
Trustees fees and expenses                           $        8,080    $     185    $    186       $    (371) Note 3b  $    8,080
Custodian fee                                        $       59,215    $  15,567    $ 12,787       $ (18,085) Note 3c  $   69,484
Legal and accounting services                        $       24,619    $  17,362    $ 17,262       $ (29,700) Note 3d  $   29,543
Amortization organization expense                    $          219    $     ---    $    ---       $     ---           $      219
Miscellaneous                                        $       29,654    $   6,029    $  5,026       $  (5,124) Note 3d  $   35,585
                                                     ------------------------------------------------------------------------------
TOTAL EXPENSES                                       $      555,311    $  90,796    $ 78,871       $ (50,476)          $  674,502
Deduct -
  Reduction of investment adviser fee                $          ---    $     ---    $ 21,626       $ (21,626)          $      ---
  Reduction of custodian fee                         $       11,956    $   3,575    $  2,917             ---           $   18,448
                                                     ------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                             $       11,956    $   3,575    $ 24,543       $ (21,626) Note 3e  $   18,448
NET EXPENSES                                         $      543,355    $  87,221    $ 54,328       $ (28,850)
  $  656,054
NET INVESTMENT INCOME                                $    4,830,146    $ 522,260    $453,121       $  28,850           $5,933,283

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) -
  Investment transactions (identified cost basis)    $      650,727    $ 169,914    $ 49,350                           $  869,991
  Financial futures contracts                        $     (278,032)   $ (53,859)   $(29,661)                          $ (361,552)
                                                     ------------------------------------------------------------------------------
NET REALIZED GAIN                                    $      372,695    $ 116,055    $ 19,689       $     ---           $  508,439
                                                     ------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                        $(1,202,223.00)   $(183,643)   $ 13,577                           $(1,372,289)
  Financial futures contracts                        $    19,807.00    $   2,436    $  3,630                           $    25,873
                                                     ------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) $(1,182,416.00)   $(181,207)   $ 17,207       $     ---           $(1,346,416)

NET REALIZED AND UNREALIZED LOSS                     $     (809,721)   $ (65,152)   $ 36,896                           $  (837,977)

NET INCREASE IN NET ASSETS FROM OPERATIONS           $    4,020,425    $ 457,108    $490,017       $  28,850           $ 4,996,400

              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                              PROPOSED MERGER WITH
            EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
                                       AND
              EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND


NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1.   Basis of Combination.

     Subject to approval of the proposed Agreement and Plan of Reorganization ( "the Plan " ) by the shareholders of the Eaton Vance Connecticut Limited Maturity Municipals Fund ( the "Connecticut Limited Fund ") and the Eaton Vance Michigan Limited Maturity Municipals Fund ( the " Michigan Limited Fund " ) and other conditions specified in the agreement and plan of reorganization, the Eaton Vance National Limited Maturity Fund ( the " National Limited Fund " ) will acquire substantially all of the assets of the funds in exchange for shares of the National Limited Fund. This merger of the entities will be accounted for by the method of accounting for tax free mergers of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the National Limited Fund, the Connecticut Limited Fund and the Michigan Limited Fund at March 31,1999 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the National Limited Fund, the Connecticut Limited fund and the Michigan Limited Fund for the year ended March 31,1999 as though the merger occurred at the beginning of the year presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on March 31,1999.

2.   Capital/Shares

     The number of additional shares was calculated by dividing the net assets of each of the classes of the Connecticut Limited Fund and the Michigan Limited Fund at March 31,1999 by the corresponding net asset value per share of the National Limited Fund classes at March 31,1999. The pro forma combined number of shares outstanding for Class A of 8,613,330 consists of 716,326 and 932,913 shares issuable to Connecticut Limited Fund and Michigan Limited Fund respectively, in the merger and 6,964,091 shares of the National Limited Fund outstanding at March 31,1999. The pro forma combined number of shares outstanding for Class B of 716,345 consists of 134,417 and 62,312 shares issuable to Connecticut Limited Fund and Michigan Limited Fund respectively, in the merger and 519,616 shares of the National Limited Fund outstanding at March 31,1999.

3.   Pro Forma Combining Operating Expenses.

     Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

     Pro forma operating expenses include the actual expenses of the National Limited Fund and the Connecticut and Michigan Limited Funds adjusted for certain items which reflect managements best estimates.

a) based on effective rate of survivor ( 0.48%).

b) No additional expense for Trustees as a result of the merger.

c) Based on custodian fee of survivor and adjusted for additional asset charges due to increased assets of acquired funds.

d) Based on actual costs of survivor plus 20% .

e) No reduction of Adviser fee after merger.

f) See Pro Forma Statement of Operations for the Portfolios.

g) No additional expense for registration as a result of the merger.

4.   Merger Costs.

     Merger costs represent the estimated expense of the National Limited Fund and both the Connecticut Limited and Michigan Limited funds in carrying out their obligations under the Plan of Reorganization. They consists of managements estimate of legal fees, auditing fees and printing and postage costs.

Pro Forma Investment Portfolios as of March 31, 1999 (Unaudited)

                    Michigan Limited    National Limited    Connecticut Limited        Combined
                    Principal Amount    Principal Amount      Principal Amount     Principal Amount
                    ----------------    ----------------    -------------------    ----------------
  Tax - Exempt           $500,000                                                    $500,000
  Investments          $1,000,000                                                  $1,000,000
                         $495,000                                                    $495,000
                         $500,000                                                    $500,000
                         $250,000                                                    $250,000
                       $1,000,000         $500,000                                 $1,500,000
                         $500,000                                                    $500,000
                         $300,000                                                    $300,000
                         $500,000                                                    $500,000
                         $500,000                                                    $500,000
                         $395,000                                                    $395,000
                         $500,000         $500,000                                 $1,000,000
                         $100,000                                                    $100,000
                         $100,000                                                    $100,000
                         $225,000                                                    $225,000
                         $150,000         $950,000                                 $1,100,000
                         $100,000                                                    $100,000
                         $225,000       $1,000,000                                 $1,225,000
                         $150,000                                                    $150,000
                         $250,000                                                    $250,000
                       $2,000,000                                                  $2,000,000
                         $300,000                                                    $300,000
                         $770,000                                                    $770,000
                         $500,000                                                    $500,000
                         $350,000                                                    $350,000
                                          $500,000                                   $500,000
                                          $620,000                                   $620,000
                                          $450,000                                   $450,000
                                          $500,000                                   $500,000
                                          $500,000                                   $500,000
                                        $1,000,000                                 $1,000,000
                                          $620,000                                   $620,000
                                          $470,000                                   $470,000
                                          $500,000                                   $500,000
                                          $500,000                                   $500,000
                                          $465,000                                   $465,000
                                          $500,000                                   $500,000
                                          $500,000                                   $500,000
                                          $785,000                                   $785,000
                                        $1,105,000                                 $1,105,000
                                        $3,500,000                                 $3,500,000
                                          $650,000                                   $650,000
                                          $965,000                                   $965,000
                                        $1,900,000                                 $1,900,000
                                        $4,000,000                                 $4,000,000
                                          $680,000                                   $680,000
                                          $985,000                                   $985,000
                                          $750,000                                   $750,000
                                          $250,000                                   $250,000
                                          $855,000                                   $855,000
                                        $1,005,000                                 $1,005,000
                                        $1,145,000                                 $1,145,000
                                        $2,000,000                                 $2,000,000
                                          $690,000                                   $690,000
                                        $3,500,000                                 $3,500,000
                                          $945,000                                   $945,000
                                          $455,000                                   $455,000
                                        $1,107,000                                 $1,107,000
                                        $1,455,000                                 $1,455,000


                    Michigan Limited    National Limited    Connecticut Limited        Combined
                    Principal Amount    Principal Amount      Principal Amount     Principal Amount
                    ----------------    ----------------    -------------------    ----------------


  Tax - Exempt                          $3,000,000                                 $3,000,000
  Investments                           $1,000,000                                 $1,000,000
                                          $500,000                                   $500,000
                                          $750,000                                   $750,000
                                          $500,000                                   $500,000
                                          $305,000                                   $305,000
                                        $1,500,000                                 $1,500,000
                                          $670,000                                   $670,000
                                        $1,070,000                                 $1,070,000
                                        $1,410,000                                 $1,410,000
                                          $500,000                                   $500,000
                                        $1,195,000                                 $1,195,000
                                          $900,000                                   $900,000
                                        $1,755,000                                 $1,755,000
                                        $2,500,000                                 $2,500,000
                                        $2,000,000                                 $2,000,000
                                        $4,185,000                                 $4,185,000
                                        $1,000,000                                 $1,000,000
                                          $500,000                                   $500,000
                                        $1,900,000                                 $1,900,000
                                        $1,000,000                                 $1,000,000
                                        $1,000,000                                 $1,000,000
                                        $1,000,000                                 $1,000,000
                                          $595,000                                   $595,000
                                        $1,000,000                                 $1,000,000
                                          $900,000                                   $900,000
                                          $500,000                                   $500,000
                                          $500,000                                   $500,000
                                          $500,000                                   $500,000
                                          $750,000                                   $750,000
                                        $2,000,000                                 $2,000,000
                                          $250,000                                   $250,000
                                          $500,000                                   $500,000
                                        $1,075,000                                 $1,075,000
                                        $1,250,000                                 $1,250,000
                                        $1,000,000                                 $1,000,000
                                          $475,000                                   $475,000
                                        $1,000,000                                 $1,000,000
                                          $750,000                                   $750,000
                                          $500,000                                   $500,000
                                          $500,000                                   $500,000
                                        $2,000,000                                 $2,000,000
                                        $1,800,000                                 $1,800,000
                                          $500,000                                   $500,000
                                        $2,000,000                                 $2,000,000
                                          $260,000                                   $260,000
                                          $500,000                                   $500,000
                                        $1,700,000                                 $1,700,000
                                        $1,000,000                                 $1,000,000
                                                            $200,000                 $200,000
                                                            $140,000                 $140,000
                                                            $250,000                 $250,000
                                                            $400,000                 $400,000
                                                            $510,000                 $510,000
                                                            $300,000                 $300,000
                                                            $250,000                 $250,000
                                                            $200,000                 $200,000
                                                            $190,000                 $190,000
                                                            $150,000                 $150,000
                                                            $100,000                 $100,000
                                                            $115,000                 $115,000
                                                            $400,000                 $400,000
                                                            $125,000                 $125,000
                                                            $100,000                 $100,000
                                                            $625,000                 $625,000
                                                            $250,000                 $250,000
                                                            $150,000                 $150,000
                                                            $200,000                 $200,000
                                                            $240,000                 $240,000
                                                            $250,000                 $250,000
                                                            $250,000                 $250,000
                                                            $400,000                 $400,000
                                                            $500,000                 $500,000
                                                            $150,000                 $150,000
                                                            $300,000                 $300,000
                                                            $370,000                 $370,000
                                                            $250,000                 $250,000
                                                            $150,000                 $150,000
                                                            $600,000                 $600,000
                                                            $250,000                 $250,000
                                                            $150,000                 $150,000
                      -----------      -----------        ----------             ------------
Total Principal       $11,660,000      $92,747,000        $8,515,000             $112,922,000

                                                    Michigan Limited   National Limited    Connecticut Limited         Combined
Security Name                                         Market Value       Market Value          Market Value          Market Value
-------------                                       ----------------   ----------------    -------------------       ------------

Kent Hosp Fin Auth Mich Rev 5.25% 1/15/99               $523,540                                                        $523,540
Battle Creek Mich Downtown Dev 6.65% 5/1/02           $1,072,420                                                      $1,072,420
Detroit Mich 6.4% 4/1/05                                $546,435                                                        $546,435
Detroit Mich City Sch Dist 6.5% 5/1/10                  $585,780                                                        $585,780
Fowlerville Mich Cmnty Schs 4.5% 5/1/15                 $242,880                                                        $242,880
Grand Ledge Mich Pub Schs Dist 7.875% 5/1/11          $1,196,799        $598,400                                      $1,795,199
Hartland Mich Cons Sch Dist 5.125% 5/1/17               $504,440                                                        $504,440
Kalamazoo Mich Economic Dev 6.125% 5/15/17              $314,739                                                        $314,739
Michigan Mun Bd Auth Rev 7% 10/01/02                    $553,790                                                        $553,790
Michigan State Bldg Auth Rev 6.1% 10/01/01              $529,940                                                        $529,940
Michigan St Hosp Fin Auth Rev 6.2% 1/1/06               $427,189                                                        $427,189
Michigan St Hosp Fin Auth Rev 6.1% 10/1/07              $532,440        $532,440                                      $1,064,880
Michigan St Hosp Fin Auth 6% 10/1/05                    $108,197                                                        $108,197
Michigan St Hosp Fin Auth Rev 6.1% 10/1/06              $109,225                                                        $109,225
Michigan St Hosp Fin Auth Rev 6.2% 10/1/07              $247,930                                                        $247,930
Michigan St Strategic Fd Ltd 6.25% 8/1/12               $137,537        $871,065                                      $1,008,602
Parchment Mich School Dist 5% 5/1/25                     $99,923                                                         $99,923
Paw Paw Mich Pub Sch Dist 5% 5/1/21                     $224,840        $999,290                                      $1,224,130
Pittsfield Twp Mich Econ 7.875 8/15/27                  $157,526                                                        $157,526
Portage Mich Pub Schs 4.5% 5/1/14                       $241,095                                                        $241,095
Detroit Mich Downtown Dev Auth 0% 7/1/21                $598,060                                                        $598,060
Michigan St Bldg Auth Rev 0% 10/15/08                   $195,864                                                        $195,864
P Rico Comwlth Hwy Transn Auth 0% 7/1/16                $335,751                                                        $335,751
Monroe Cnty Mich Pollutn Ctl 6.35% 12/1/04              $552,640                                                        $552,640
Pouerto Rico Ports Auth Rev 6.25% 6/1/26                $377,552                                                        $377,552
Cuyahoga Cnty Ohio Hosp Rev 5.25% 1/1/12                                $516,050                                        $516,050
Golden West Schools Fing Auth 5.8% 2/1/16                               $687,568                                        $687,568
Illinois Health Facs Auth Rev 7.375% 1/1/23                             $473,882                                        $473,882
Kansa City Mo Indl Dev 11/15/17                                         $483,130                                        $483,130
Kimball Neb Economic Dev Rev 10.75% 9/1/26                              $543,975                                        $543,975
New Jersey Eda 8% 10/1/07                                             $1,096,450                                      $1,096,450
Los Angfeles Calif Regl Arpts 6.125% 5/15/00                            $620,223                                        $620,223
Eastern CT Resource Recovery Auth 5.5% 1/1/20                           $465,084                                        $465,084
NH HEFA 5.5% 1/1/18                                                     $500,155                                        $500,155
Peru Ill Indl Dev Rev 5.25% 11/1/03                                     $497,665                                        $497,665
San Gorgonio Mem Health Care 5.6% 5/1/11                                $460,755                                        $460,755
NH HEFA 5.45% 5/1/08                                                    $505,865                                        $505,865
Arkansas Dev Fin Auth 5.95% 12/1/28                                     $496,505                                        $496,505
Albuquerque NM Retirement 6.6% 12/15/28                                 $780,847                                        $780,847
Arizona Health Facs Auth Rev 7.625% 1/1/06                            $1,142,669                                      $1,142,669
California Statewide Cmntys 5.9% 4/1/09                               $3,785,704                                      $3,785,704
Citrus Cnty Fla Indl Dev Auth 5% 4/1/03                                 $648,603                                        $648,603
Clovis NM Indl Rev 7.75% 4/1/19                                       $1,054,977                                      $1,054,977
Colorado Health Facs Auth Rev 5% 9/15/03                              $1,934,466                                      $1,934,466
Detroit Mich 6.5% 4/1/02                                              $4,268,399                                      $4,268,399
Fairfield Ohio Economic Dev 8.5% 1/1/03                                 $723,901                                        $723,901
Florence Ky Hsg Facs Rev 7.25% 5/1/07                                 $1,103,318                                      $1,103,318
Forsyth Cnty GA Hosp Auth Rev DTD 10/1/08                               $747,855                                        $747,855
Frederick Cnty MD Spl Oblig 6.625%  7/1/25                              $254,525                                        $254,525
Illinois Dev Fin Auth Sec  6.4% 2/1/03                                  $881,787                                        $881,787
Illinois Dev Fin Auth Mtn Twr 6.35% 7/1/10                            $1,049,019                                      $1,049,019
Illinois Dev Fin Auth Rm Mead 6.65% 2/1/06                            $1,197,178                                      $1,197,178
Illinois Health Facs Auth 6.125% 8/15/10                              $2,068,980                                      $2,068,980
Austin TX Cargoport Dev 7.5% 10/1/07                                    $727,481                                        $727,481
Maricopa Cnty Ariz Indl Dev 6.45% 1/1/17                              $3,973,024                                      $3,973,024
Maricopa Cnty Ariz Indl Dev 7.875% 1/1/11                             $1,133,253                                      $1,133,253
Austin TX Cargoport Dev 8.3% 10/1/21                                    $501,155                                        $501,155
Massachusetts St Health & Edl 7.125% 7/15/02                          $1,172,378                                      $1,172,378
Mass St Indl Fin Agy Hlth Care 7.6% 11/1/05                           $1,543,886                                      $1,543,886

                                                    Michigan Limited   National Limited    Connecticut Limited         Combined
Security Name                                         Market Value       Market Value          Market Value          Market Value
-------------                                       ----------------   ----------------    -------------------       ------------

Massachusetts St Tpk Auth 5% 1/1/20                                   $3,036,629                                      $3,036,629
New Hampshire Hgr Edl & Hlth 7.2% 6/1/12                              $1,085,830                                      $1,085,830
Chicago IL O'Hare Int Airport 5.35% 9/1/16                              $498,015                                        $498,015
NYC GO 0% 8/1/07                                                        $518,033                                        $518,033
North Miami Fla Health Care 6.75% 1/01/33                               $490,865                                        $490,865
Okaloosa Cnty Fla Retirement 5.25% 2/1/04                               $305,107                                        $305,107
Puerto Rico Comnwlth Aqudt Swr 5% 7/1/15                              $1,507,050                                      $1,507,050
Richardson Tex Hosp Auth Hosp 6.5% 12/1/12                              $752,276                                        $752,276
Richardson Tex Hosp Auth Hosp 6.5% 12/1/12                            $1,159,035                                      $1,159,035
St Tammany La Pub Tr Fing Auth 8.75% 11/15/05                         $1,648,135                                      $1,648,135
San Juan Pueblo Dev Auth N Mex 7% 10/15/06                              $491,990                                        $491,990
Santa Fe NM - Crow Hobbs 8.25% 9/1/05                                 $1,238,761                                      $1,238,761
Iowa Finance Authority 6.375% 12/1/13                                   $917,982                                        $917,982
Youngstown Ohio City Sch Dist 6.4% 7/1/00                             $1,790,188                                      $1,790,188
E-470 Pub Hwy Auth Colo Rev 0% 9/1/17                                   $981,800                                        $981,800
El Paso Cnty Tx Hsp Dirt Mbia 8/18/06                                 $1,448,960                                      $1,448,960
Illinois Dev Fin Auth 0% 7/15/25                                        $932,125                                        $932,125
Saint Charles Parish LA 5.10% 1/1/12                                    $996,770                                        $996,770
Mashantucket CT 5.55% 9/1/08                                            $523,490                                        $523,490
Az Educ Loan Mrkt Corp Jr Sub 6.25% 6/1/06                            $2,079,702                                      $2,079,702
Arizona Student Loans 7.625% 5/1/10                                   $1,096,790                                      $1,096,790
Arkansas St Student LN Auth 6.25% 6/1/10                              $1,039,340                                      $1,039,340
Clark County Nev Dev Rev 5.9% 10/1/30                                 $1,021,420                                      $1,021,420
Tax Revenue Exempt Sec Trst 6.0% 12/1/36                                $595,900                                        $595,900
Columbus NC Ind Facs Pcr-Int'l 5.8% 12/1/16                           $1,042,740                                      $1,042,740
Eagle Cnty Colo Air Term Corp 6.75 5/1/06                             $1,162,282                                      $1,162,282
George L. Smith 6% 7/1/06                                               $533,260                                        $533,260
Gulf Coast Wate Disp Auth 6.875% 12/1/28                                $542,675                                        $542,675
Jones Cnty Miss Solid Waste 5.8% 10/1/21                                $512,645                                        $512,645
Ohio St 0% 8/1/08                                                       $499,628                                        $499,628
Denver Co City Airport 7% 11/15/99                                    $2,042,580                                      $2,042,580
Mass St Indl Fin Agy 6.75% 4/1/30                                       $238,493                                        $238,493
Missouri St Dev Fin Brd  3/15/29                                        $498,855                                        $498,855
New Jersey Economic Dev Auth 6.1% 12/1/05                             $1,143,531                                      $1,143,531
NJ Economic Dev Auth 7.875% 6/1/19                                    $1,349,663                                      $1,349,663
NJ Economic Dev Senior Mort 7.9 3/1/27                                $1,120,630                                      $1,120,630
Vermont Ida 8% 4/1/99                                                   $475,000                                        $475,000
Northwest Ark Regl Auth Arpt 7.625% 2/1/27                            $1,150,780                                      $1,150,780
Ohio St Solid Waste Rev 9% 6/1/21                                       $803,175                                        $803,175
Palm Beach Cnty Fl Solid Waste 6.85% 2/15/21                            $385,000                                        $385,000
Palm Beach Cnty Fl Solid Waste 6.95% 1/1/22                             $380,000                                        $380,000
Pennsylvania Econ Dev Fing 7.05% 12/1/10                              $2,195,319                                      $2,195,319
Pennsylvania Economic Dev Fing 6.75% 1/1/07                           $1,938,456                                      $1,938,456
Robbins Ill Res Recovery 8.375% 10/15/10                                $270,000                                        $270,000
Wisconsin Hsg & Economic Dev A 6.45% 9/1/27                           $2,148,720                                      $2,148,720
Memphis Shelby County TN 6.12% 12/1/16                                  $264,350                                        $264,350
Southern Ill Univ Revenue 4/1/17                                        $198,455                                        $198,455
University Ill Univ Revs 4/1/15                                         $755,922                                        $755,922
University Ill Univ Rev 4/1/16                                          $419,210                                        $419,210
CT HEFA 6.0% 7/1/13                                                                      $207,832                       $207,832
CT HEFA 6.0% 7/1/08                                                                      $157,979                       $157,979
Puerto Rico Electric Power Auth 4.75% 7/1/24                                             $238,488                       $238,488
CT Hefa 6.9% 7/1/14                                                                      $411,608                       $411,608
CT HEFA 7.5% 7/1/06                                                                      $559,724                       $559,724
CT HEFA 6% 7/1/13                                                                        $329,712                       $329,712
South Central CT Regional 6.5% 8/1/07                                                    $271,273                       $271,273
Avon 5% 1/15/12                                                                          $210,326                       $210,326
Connecticut State 0% 11/15/10                                                            $111,996                       $111,996
Connecticut State 5.125% 8/15/11                                                         $157,740                       $157,740
Danbury 5.0% 8/1/17                                                                      $101,080                       $101,080
Puerto Rico 0% 7/1/08                                                                     $76,403                        $76,403
Puerto Rico Aq and Sewer Auth 5% 7/1/19                                                  $393,712                       $393,712
CT HEFA (Griffin Hosp) 6% 7/1/13                                                         $128,788                       $128,788
Connecticut HFA MRB 7.4% 11/15/99                                                        $100,930                       $100,930
Connecticut Dev Authority 6.375% 7/1/04                                                  $634,099                       $634,099
Puerto Rico Port Authority 6.25% 6/1/26                                                  $269,680                       $269,680
Saprague Environmental Improvement 5.7% 10/1/21                                          $153,029                       $153,029
CT HEFA (Choate Rosemary Hall) 5% 7/1/14                                                 $203,468                       $203,468
University of CT FGIC 5% 2/1/15                                                          $243,149                       $243,149
CT Municipal Electric Auth 6% 1/1/07                                                     $279,750                       $279,750
Bradford FGIC 5.4% 2/15/14                                                               $261,700                       $261,700
Bridgeport AMBAC 6% 9/1/06                                                               $448,299                       $448,299
Old Saybrook AMBAC 4.1% 8/15/01                                                          $507,724                       $507,724
CT Hefa (Greenwich Hosp) 5.75% 7/1/06                                                    $165,228                       $165,228
Ct Hefa (Middlesex Health) 5.125% 7/1/17                                                 $301,164                       $301,164
CT Hefa (St Raphael Hosp) 5.1% 7/1/07                                                    $392,596                       $392,596
CT Hefa Stamford Hosp 6.5% 7/1/06                                                        $270,558                       $270,558
Woodstock Special Obligation Bds 7% 3/1/07                                               $159,290                       $159,290
CT State Airport (Bradley) 7.4% 10/1/04                                                  $700,373                       $700,373
Eastern CT Resources Recov Auth 5% 1/1/03                                                $254,253                       $254,253
CT State Clean Water Fund 4.875% 5/1/09                                                  $155,604                       $155,604
                                                      -----------     -----------      ----------                   ------------
                Total Market Value                    $10,416,532     $89,269,469      $8,857,555                   $108,543,556

                Total Identified Cost                 $9,640,542      $84,822,504      $8,361,603                   $102,824,649
                                                                                                                    ------------

                                  Total Returns


Merger of National Limited Maturity Municipals Fund with both Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund

        Class A  Class B   Class C
           3.88%    3.34%     3.24%

Merger of National Limited Maturity Municipals Fund with Eaton Vance Connecticut Limited Maturity Municipals Fund

        Class A  Class B   Class C
           3.92%    3.37%     3.24%

Merger of National Limited Maturity Municipals Fund with Eaton Vance Michigan Limited Maturity Municipals Fund

        Class A  Class B   Class C
           3.85%    3.27%     3.24%

                                 Expense Ratios

     Merger of National Limited Maturity Municipals Fund with both Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund


Annual Fund Operating Expense      Class A        Class B        Class C

Management Fees                    0.48%          0.48%          0.48%
Distribution & Service  (12b-1 )      0%          0.89%          0.97%
Other Expenses                     0.53%          0.38%          0.38%
Total Annual Operating Expense     1.01%          1.75%          1.83%

*    Other Expenses for Class A includes a service fee of 0.15%.



     Merger of National Limited Maturity Municipals Fund with Eaton Vance Connecticut Limited Maturity Municipals Fund


Annual Fund Operating Expense      Class A        Class B        Class C

Management Fees                    0.48%          0.48%          0.48%
Distribution & Service  (12b-1 )      0%          0.89%          0.97%
Other Expenses                     0.53%          0.38%          0.38%
Total Annual Operating Expense     1.01%          1.75%          1.83%

*    Other Expenses for Class A includes a service fee of 0.15%.



     Merger of National Limited Maturity Municipals Fund with Eaton Vance Michigan Limited Maturity Municipals Fund


Annual Fund Operating Expense      Class A        Class B        Class C

Management Fees                    0.48%          0.48%          0.48%
Distribution & Service  (12b-1 )      0%          0.89%          0.97%
Other Expenses                     0.53%          0.38%          0.38%
Total Annual Operating Expense     1.01%          1.75%          1.83%

*    Other Expenses for Class A includes a service fee of 0.15%.

NOTE: Due to the relatively small asset size of the funds to be acquired there is no change in the expense ratios if either of the to be acquired funds do not merge.

                                     PART C.

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 42 to the Registration Statement under the
Securities Act of 1933 (File No. 33-1121) and Amendment No. 45 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4443) (Accession No. 0000950156-99-000469) (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Declaration of Trust of Eaton Vance Investment Trust dated January 11, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 34 to Registrant's N-1A and incorporated herein by reference.

     (b)  Amendment to Declaration of Trust dated June 23, 1997 filed as Exhibit
          (1)(b) to Post-Effective Amendment No. 41 to Registrant's N-1A and incorporated herein by reference.

     (c) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated June 26, 1996 filed as Exhibit
          (a)(3) to Post-Effective Amendment No. 41 to Registrant's N-1A and incorporated herein by reference.

(2) (a) By-Laws as amended March 30, 1992 filed as Exhibit (2)(a) to Post-Effective Amendment No. 34 to Registrant's N-1A and incorporated herein by reference.

     (b)  Amendment to By-Laws dated  December 13, 1993 filed as Exhibit  (2)(b)
          to   Post-Effective   Amendment  No.  34  to  Registrant's   N-1A  and
          incorporated herein by reference.

(3)       Not  applicable.

(4) (a) Agreement and Plan of Reorganization by and among Eaton Vance Investment Trust, on behalf of its series Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance National Limited Maturity Municipals Fund filed herewith.

     (b) Agreement and Plan of Reorganization by and among Eaton Vance Investment Trust, on behalf of its series Eaton Vance Michigan Limited Maturity Municipals Fund and Eaton Vance National Limited Maturity Municipals Fund filed herewith.

(5)       Not applicable.

(6)       Not applicable.

(7) (a) Distribution Agreement between Eaton Vance Investment Trust and Eaton Vance Distributors, Inc., dated June 23, 1997 with attached Schedule A filed as Exhibit (6)(a) to Post-Effective Amendment No. 39 to Registrant's N-1A and incorporated herein by reference.

     (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) Post-Effective Amendment No. 61 and incorporated herein by reference.

(8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9) (a) Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 34 to Registrant's N-1A and incorporated herein by reference.

     (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as exhibit (8)(b) to Post-Effective Amendment No. 35 to Registrant's N-1A and incorporated herein by reference.

     (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos.
          33-572,   811-4409)   (Accession   No.    0000950156-99-000050)    and
          incorporated herein by reference.

(10) (a) Eaton Vance Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(a) to Post-Effective Amendment No. 39 to Registrant's N-1A and incorporated herein by reference.

     (b) Eaton Vance Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 39 to Registrant's N-1A and incorporated herein by reference.

     (c) Eaton Vance Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 39 to Registrant's N-1A and incorporated herein by reference.

     (d) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 39 to Registrant's N-1A and incorporated herein by reference.

(11) Opinion and Consent of Counsel as to legality of securities being issued filed herewith.

(12)      Form of Tax Opinion of Hale and Dorr LLP filed herewith.

(13) (a) Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of certain of its series) and Eaton Vance Management dated June 19, 1995, with attached schedules (including Amended Schedule A) filed as Exhibit (9) to Post-Effective Amendment No. 34 to Registrant's N-1A and incorporated herein by reference.

  (a)(1) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit
          (9)(a)(1) to Post-Effective Amendment No. 39 to Registrant's N-1A and incorporated herein by reference.

     (b)  Transfer  Agency  Agreement  dated  January  1, 1998  filed as Exhibit
          (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

(14) (a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Connecticut Limited Maturity Municipals Funds filed herewith.

     (b)  Consent of Deloitte & Touche LLP  regarding  financial  statements  of
          Registrant  on  behalf  of  Eaton  Vance  Michigan   Limited  Maturity
          Municipals Funds filed herewith.

     (c)  Consent of Deloitte & Touche LLP  regarding  financial  statements  of
          Registrant  on  behalf  of  Eaton  Vance  National   Limited  Maturity
          Municipals Fund filed herewith.

(15)      Not Applicable.

(16) Power of Attorney for the Registrant dated August 16, 1999 filed herewith.

(17)      Rule 24f-2 Election of Registrant filed herewith.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of August, 1999.

                              EATON VANCE INVESTMENT TRUST

                              /S/ THOMAS J. FETTER
                              --------------------------------------
                              Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                    Title                              Date
----------                    -----                              ----

/s/ Thomas J. Fetter          President and Principal            August 23, 1999
--------------------------    Executive Officer
Thomas J. Fetter

/s/ James L. O'Connor         Treasurer and Principal            August 23, 1999
--------------------------    Financial and Accounting
James L. O'Connor             Officer

Jessica M. Bibliowicz*        Trustee                            August 23, 1999
--------------------------
Jessica M. Bibliowicz

Donald R. Dwight*             Trustee                            August 23, 1999
---------------------------
Donald R. Dwight

/s/ James B. Hawkes           Trustee                            August 23, 1999
---------------------------
James B. Hawkes

Samuel L. Hayes, III*         Trustee                            August 23, 1999
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*             Trustee                            August 23, 1999
---------------------------
Norton H. Reamer

Lynn A. Stout*                Trustee                            August 23, 1999
---------------------------
Lynn A. Stout

Jack L. Treynor*              Trustee                            August 23, 1999
---------------------------
Jack L. Treynor

*By: /s/ Eric G. Woodbury
     ----------------------
     Eric G. Woodbury
     As Attorney-in-fact

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

EXHIBIT
NUMBER                     DESCRIPTION
-------                    -----------

(4) (a) Agreement and Plan of Reorganization for Eaton Vance Connecticut Limited Maturity Municipals Fund

     (b) Agreement and Plan of Reorganization for Eaton Vance Michigan Limited Maturity Municipals Fund

(11) Opinion and Consent of Counsel as to legality of securities being issued and consent

(12)      Form of Tax Opinion of Hale and Dorr LLP

(14) (a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Connecticut Limited Maturity Municipals Fund

     (b)  Consent of Deloitte & Touche LLP  regarding  financial  statements  of
          Registrant  on  behalf  of  Eaton  Vance  Michigan   Limited  Maturity
          Municipals Fund

     (c)  Consent of Deloitte & Touche LLP  regarding  financial  statements  of
          Registrant  on  behalf  of  Eaton  Vance  National   Limited  Maturity
          Municipals Fund

(16)      Power of Attorney for the Registrant dated August 16, 1999

(17)      Rule 24f-2 Election of Registrant